UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-214

SENTINEL GROUP FUNDS, INC.

National Life Drive, Montpelier, Vermont 05604

Sentinel Asset Management, Inc.

National Life Drive, Montpelier, Vermont 05604

Registrant's telephone number, including area code:

(802) 229-3113

Date of fiscal year end: November 30, 2017

Date of reporting period: December 1, 2016 to May 31, 2017

Semi-Annual Report &
Privacy Notice To Our Customers

May 31, 2017

Sentinel Common Stock Fund
Sentinel Small Company Fund

Sentinel Balanced Fund
Sentinel Multi-Asset Income Fund
Sentinel Sustainable Core Opportunities Fund

Sentinel International Equity Fund

Sentinel Government Securities Fund
Sentinel Low Duration Bond Fund
Sentinel Total Return Bond Fund
Sentinel Unconstrained Bond Fund

www.sentinelinvestments.com

Page intentionally left blank.

Table of Contents

4	Message to Shareholders

5	Understanding your Sentinel Funds Financial Statements

6	Sentinel Balanced Fund

9	Sentinel Common Stock Fund

11	Sentinel Government Securities Fund

13	Sentinel International Equity Fund

15	Sentinel Low Duration Bond Fund

18	Sentinel Multi-Asset Income Fund

21	Sentinel Small Company Fund

23	Sentinel Sustainable Core Opportunities Fund

25	Sentinel Total Return Bond Fund

28	Sentinel Unconstrained Bond Fund

30	Statement of Assets and Liabilities

34	Statement of Operations

36	Statement of Changes in Net Assets

40	Financial Highlights

52	Notes to Financial Statements

69	Actual and Hypothetical Expenses for Comparison Purposes

70	Expenses

72	Directors & Officers

75	Privacy Notice To Our Customers

Message to Shareholders

Thomas H. Brownell
President and Chief Executive Officer
Sentinel Asset Management, Inc.

Dear Fellow Shareholders,

It has been my distinct honor to lead the Sentinel Asset Management (“Sentinel”) organization over the past four years. We have taken great strides to improve our investment management capabilities and strengthen the performance of many of our mutual fund products during this time. Sentinel’s unwavering objective has always been to help our clients achieve their long-term investment objectives by acting as strong stewards of your hard-earned capital.

At times, being a good steward of capital includes evaluating multiple options that may strengthen our shareholders’ investment experience in the future. As such, on April 18, 2017, Sentinel Asset Management entered into an agreement to sell its mutual fund advisory business to Touchstone Advisors, Inc. (“Touchstone Advisors”), investment advisor to the Touchstone family of mutual funds. Touchstone Advisors is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company. Currently, Touchstone Advisors’ retail mutual fund platform includes 35 separate mutual funds (the “Touchstone Funds”), covering a wide array of investment strategies that are sub-advised either by their affiliate, Fort Washington Investment Advisors, or by various third party institutional investment managers.

In connection with Sentinel’s decision to exit the mutual fund asset management business, Sentinel recommended and the Board of Directors of Sentinel Group Funds, Inc. approved an Agreement and Plan of Reorganization with respect to each of the Sentinel Funds listed below. Under this Agreement, each Sentinel Fund would be reorganized (each, a “reorganization”) into a corresponding Touchstone Fund, as indicated in the table below. Each reorganization is subject to the approval of the shareholders of the applicable Sentinel Fund.

Target Sentinel Funds	Acquiring Touchstone Funds
Sentinel Balanced Fund	Touchstone Balanced Fund, a newly created series of Touchstone Strategic Trust
Sentinel Common Stock Fund	Touchstone Large Cap Focused Fund, a newly created series of Touchstone Strategic Trust
Sentinel Government Securities Fund	Touchstone Active Bond Fund
Sentinel International Equity Fund	Touchstone International Equity Fund, a newly created series of Touchstone Strategic Trust
Sentinel Low Duration Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund
Sentinel Multi-Asset Income Fund	Touchstone Flexible Income Fund
Sentinel Sustainable Core Opportunities Fund	Touchstone Sustainability and Impact Equity Fund
Sentinel Small Company Fund	Touchstone Small Company Fund, a newly created series of Touchstone Strategic Trust
Sentinel Total Return Bond Fund	Touchstone Active Bond Fund

Shortly, you will be receiving additional information on this transaction, including a Joint Proxy Statement/Prospectus that describes each reorganization in greater detail. I would like to thank you for the trust you have placed in us over the years. We have always valued that trust, and we are highly confident that your investment dollars will be in very capable and experienced hands with Touchstone Advisors going forward.

/s/ Thomas H. Brownell

This article contains the current opinions of the author but not necessarily those of Sentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

4

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investments

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

•	a list of each investment

•	the number of shares/par amount of each stock, bond or short-term note

•	the market value of each investment

•	the percentage of investments in each industry

•	the percent and dollar breakdown of each category

2 Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3 Statement of Operations

This statement breaks down how each fund’s net assets changed during the period as a result of the fund’s operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include:

•	income earned from investments

•	management fees and other expenses

•	gains or losses from selling investments (known as realized gains or losses)

•	gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

4 Statement of Changes in Net Assets

This statement shows how each fund’s net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

•	operations — a summary of the Statement of Operations for the most recent period

•	distributions — income and gains distributed to shareholders

•	capital share transactions — shareholders’ purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5 Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last five fiscal years (or less if the fund or share class is not five years old). On a per-share basis, it includes:

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	income and capital gains distributions paid to shareholders

•	share price at the end of the period

It also includes some key statistics for the period:

•	total return — the overall percentage return of the fund, assuming reinvestment of all distributions

•	expense ratio — operating expenses as a percentage of average net assets

•	net income ratio — net investment income as a percentage of average net assets

•	portfolio turnover — the percentage of the portfolio that was replaced during the period

5

Sentinel Balanced Fund

(Unaudited)

Fund Profile

at May 31, 2017

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	61.8%
U.S. Government Obligations	24.7%
Domestic Exchange Traded Funds	8.9%
Foreign Stocks & ADR's	1.9%
Real Estate Investment Trusts	0.8%
Domestic Corporate Bonds	0.4%
Cash and Other	1.5%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares iBoxx $ Investment Grade Corporate
Bond ETF	7.4%
Microsoft Corp.	2.5%
Apple, Inc.	2.1%
Visa, Inc.	1.9%
Alphabet, Inc.	1.7%
Texas Instruments, Inc.	1.6%
Comcast Corp.	1.5%
S&P Global, Inc.	1.4%
McDonald's Corp.	1.4%
Philip Morris Int'l., Inc.	1.4%
Total of Net Assets	22.9%

Top 10 Fixed Income Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FHLMC Q29056	4.00%	10/01/44	1.5%
FNMA TBA 15YR June	2.50%	06/19/32	1.5%
FNMA AT2016	3.00%	04/01/43	1.2%
FHLMC Q02664	4.50%	08/01/41	1.0%
FNMA BC1809	3.50%	05/01/46	0.7%
FNMA AZ7347	3.00%	11/01/45	0.7%
FHLMC Q29260	4.00%	10/01/44	0.6%
FHR 3859 JB	5.00%	05/15/41	0.5%
GNMA II 005175	4.50%	09/20/41	0.5%
FNMA AS4707	3.50%	04/01/45	0.4%
Total of Net Assets			8.6%

Average Effective Duration (for all Fixed Income Holdings) 1.1 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

Schedule of Investments

at May 31, 2017 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 24.7%
U.S. Government Agency Obligations 24.7%
Federal Home Loan Bank 13.4%
Agency Discount Notes:
0.6%, 06/02/17	46,000 M	$45,999,233
Federal Home Loan Mortgage Corporation 4.2%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	1,657 M	1,806,035
Mortgage-Backed Securities:
15-Year:
FHLMC G18091
6%, 12/01/20	2 M	1,657
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FHLMC J22900
2.5%, 03/01/28	1,059 M	$1,077,189
		1,078,846
20-Year:
FHLMC P00020
6.5%, 10/01/22	19 M	19,082
30-Year:
FHLMC G08062
5%, 06/01/35	5 M	5,508
FHLMC Q02664
4.5%, 08/01/41	3,231 M	3,490,845
FHLMC Q29260
4%, 10/01/44	2,060 M	2,176,103
FHLMC Q29056
4%, 10/01/44	4,861 M	5,134,215
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FHLMC G08637
4%, 04/01/45	838 M	$885,069
		11,691,740
Total Federal Home Loan Mortgage Corporation		14,595,703
Federal National Mortgage Association 6.3%
Mortgage-Backed Securities:
15-Year:
FNMA 254907 5%, 10/01/18	2 M	1,695
FNMA 255273 4.5%, 06/01/19	4 M	3,646
FNMA 255358 5%, 09/01/19	934	961
FNMA TBA 15YR June 2.5%, 06/19/32(a)	4,920 M	4,968,382
		4,974,684

6	The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
30-Year:
FNMA 687301 6%, 11/01/32	34	$39
FNMA 690305 5.5%, 03/01/33	1 M	1,452
FNMA 748895 6%, 12/01/33	99 M	107,432
FNMA 725423 5.5%, 05/01/34	930 M	1,044,089
FNMA 725610 5.5%, 07/01/34	864 M	970,830
FNMA AD9193 5%, 09/01/40	497 M	546,899
FNMA AH8925 4.5%, 03/01/41	1,060 M	1,146,316
FNMA AL2860 3%, 12/01/42	1,174 M	1,185,878
FNMA AR9195 3%, 03/01/43	779 M	786,658
FNMA AT2016 3%, 04/01/43	4,065 M	4,105,479
FNMA AL5718 3.5%, 09/01/44	528 M	547,785
FNMA AS4707 3.5%, 04/01/45	1,335 M	1,381,869
FNMA AZ7347 3%, 11/01/45	2,225 M	2,237,339
FNMA BC1809 3.5%, 05/01/46	2,384 M	2,461,809
		16,523,874
Total Federal National Mortgage Association		21,498,558
Government National Mortgage Corporation 0.8%
Collateralized Mortgage Obligations:
GNR 10-169 AW 4.5%, 12/20/40	750 M	816,402
GNR 12-147 Interest Only 0.5686%, 04/16/54	7,767 M	289,400
		1,105,802
Mortgage-Backed Securities:
30-Year:
GNMA II 005175 4.5%, 09/20/41	1,660 M	1,795,576
Total Government National Mortgage Corporation		2,901,378
Total U.S. Government Obligations (Cost $84,709,078)		84,994,872
Domestic Corporate Bonds 0.4%
Communications 0.2%
AT&T, Inc. 3.8%, 03/15/22	552 M	575,194
Consumer Non-Cyclical 0.0%+
Zoetis, Inc. 3.25%, 02/01/23	139 M	143,156
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Financials 0.2%
Brookfield Asset Management, Inc. 4%, 01/15/25	468 M	$475,199
Wells Fargo & Co. 4.1%, 06/03/26	63 M	65,526
		540,725
Insurance 0.0%+
Kemper Corp. 4.35%, 02/15/25	158 M	160,406
Total Domestic Corporate Bonds (Cost $1,386,000)		1,419,481

		Value
	Shares	(Note 2)
Domestic Common Stocks 61.8%
Consumer Discretionary 8.0%
Amazon.com, Inc.*	800	795,696
Comcast Corp.	120,000	5,002,800
Goodyear Tire & Rubber Co.	60,000	1,933,200
Home Depot, Inc.	15,000	2,302,650
Marriott Int'l., Inc.	31,100	3,347,915
McDonald's Corp.	33,000	4,979,370
Omnicom Group, Inc.	31,000	2,595,320
Time Warner, Inc.	30,000	2,984,700
TJX Cos., Inc.	45,000	3,384,450
		27,326,101
Consumer Staples 6.4%
CVS Health Corp.	20,000	1,536,600
Estee Lauder Cos, Inc.	30,000	2,824,200
Kraft Heinz Co.	30,000	2,766,000
McCormick & Co., Inc.	15,000	1,562,250
PepsiCo, Inc.	40,000	4,674,800
Philip Morris Int'l., Inc.	40,000	4,792,000
Procter & Gamble Co.	45,000	3,964,050
		22,119,900
Energy 3.9%
Chevron Corp.	20,000	2,069,600
EOG Resources, Inc.	25,000	2,257,750
ExxonMobil Corp.	38,000	3,059,000
Marathon Petroleum Corp.	40,000	2,081,600
Noble Energy, Inc.	50,000	1,434,500
Schlumberger Ltd.	37,700	2,623,543
		13,525,993
Financials 11.0%
American Express Co.	25,000	1,923,500
Chubb Ltd.	20,000	2,863,800
CME Group, Inc.	35,000	4,105,150
Comerica, Inc.	15,000	1,028,400
Discover Financial Services	40,000	2,348,000
JPMorgan Chase & Co.	39,000	3,203,850
Morgan Stanley	100,000	4,174,000

		Value
	Shares	(Note 2)
PNC Financial Services Group, Inc.	30,000	$3,561,000
S&P Global, Inc.	35,000	4,998,350
Signature Bank*	15,000	2,145,300
The Travelers Cos., Inc.	35,000	4,369,750
Webster Financial Corp.	15,000	730,800
Wells Fargo & Co.	45,000	2,301,300
		37,753,200
Health Care 9.4%
Amgen, Inc.	20,000	3,104,800
Becton Dickinson & Co.	15,000	2,838,450
Biogen, Inc.*	5,000	1,238,850
Bristol-Myers Squibb Co.	50,000	2,697,500
Eli Lilly & Co.	25,000	1,989,250
Johnson & Johnson	25,000	3,206,250
Medtronic PLC(b)	55,320	4,662,369
Merck & Co., Inc.	70,000	4,557,700
Stryker Corp.	15,000	2,144,400
UnitedHealth Group, Inc.	20,000	3,503,600
Zoetis, Inc.	40,000	2,491,200
		32,434,369
Industrials 6.6%
Boeing Co.	20,000	3,752,600
Canadian National Railway Co.	45,000	3,484,350
General Dynamics Corp.	15,000	3,048,750
Honeywell Int'l., Inc.	35,000	4,654,650
Johnson Controls Int'l. plc	57,300	2,392,848
United Technologies Corp.	25,000	3,032,000
Verisk Analytics, Inc.*	30,000	2,426,700
		22,791,898
Information Technology 14.3%
Accenture PLC	32,400	4,032,828
Alphabet, Inc.*	6,000	5,789,160
Apple, Inc.	48,000	7,332,480
Check Point Software Technologies Ltd.*	25,000	2,801,250
Cisco Systems, Inc.	125,000	3,941,250
Cognizant Technology Solutions Corp.	38,000	2,542,580
Microsoft Corp.	125,000	8,730,000
Synopsys, Inc.*	30,000	2,246,100
Texas Instruments, Inc.	65,000	5,361,850
Visa, Inc.	68,000	6,475,640
		49,253,138
Materials 1.2%
EI Du Pont de Nemours & Co.	30,000	2,367,600
Praxair, Inc.	12,000	1,587,480
		3,955,080

The accompanying notes are an integral part of the financial statements.	7

Sentinel Balanced Fund

		Value
	Shares	(Note 2)
Telecommunication Services 1.0%
Verizon Communications, Inc.	75,000	$3,498,000
Total Domestic Common Stocks (Cost $98,495,401)		212,657,679
Domestic Exchange Traded Funds 8.9%
Bond Funds 7.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	210,929	25,364,212
SPDR Barclays Intermediate Term Corporate Bond ETF	35,453	1,223,128
SPDR Barclays Short Term Corporate Bond ETF	1,062	32,572
		26,619,912
Equity Funds 1.1%
iShares Core S&P Mid-Cap ETF	15,000	2,577,450
SPDR S&P MidCap 400 ETF Trust	4,000	1,253,480
		3,830,930
Total Domestic Exchange Traded Funds (Cost $29,250,570)		30,450,842
Foreign Stocks & ADR's 1.9%
Netherlands 1.3%
Unilever NV ADR	80,000	4,542,400
Switzerland 0.6%
Roche Holding AG ADR	60,000	2,062,800
Total Foreign Stocks & ADR's (Cost $5,326,529)		6,605,200
Real Estate Investment Trusts 0.8%
Real Estate 0.8%
Equinix, Inc. (Cost $2,387,710)	6,500	2,866,565
Institutional Money Market Funds 3.1%
State Street Institutional U.S. Government Money Market Fund
Premier Class (Cost $10,497,319)	10,497,319	10,497,319
Total Investments 101.6% (Cost $232,052,607)†		349,491,958

Excess of Liabilities Over Other Assets (1.6)%		(5,436,193)

Net Assets 100.0%		$344,055,765

*	Non-income producing.

†	Cost for federal income tax purposes is $232,052,607. At May 31, 2017 unrealized appreciation for federal income tax purposes aggregated $117,439,351 of which $119,153,673 related to appreciated securities and $1,714,322 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

SPDR	- Standard & Poor's Depository Receipts

+	Represents less than 0.05% of net assets.

8	The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

Fund Profile

at May 31, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.8%
Financials	15.2%
Health Care	14.3%
Consumer Discretionary	12.2%
Consumer Staples	10.2%
Industrials	9.9%

Sector	Percent of Net Assets
Energy	6.4%
Equity Funds	2.9%
Telecommunication Services	1.7%
Materials	1.7%
Real Estate	1.2%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.7%
Apple, Inc.	2.9%
Visa, Inc.	2.9%
Alphabet, Inc.	2.6%
Texas Instruments, Inc.	2.5%
Comcast Corp.	2.2%

Description	Percent of Net Assets
UnitedHealth Group, Inc.	2.0%
Merck & Co., Inc.	2.0%
PepsiCo, Inc.	1.9%
Cisco Systems, Inc.	1.9%
Total of Net Assets	24.6%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2017 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 90.6%
Consumer Discretionary 12.2%
Amazon.com, Inc.*	10,000	$9,946,200
Comcast Corp.	1,070,000	44,608,300
Goodyear Tire & Rubber Co.	550,000	17,721,000
Home Depot, Inc.	165,000	25,329,150
Marriott Int'l., Inc.	225,000	24,221,250
McDonald's Corp.	225,000	33,950,250
Omnicom Group, Inc.	290,000	24,278,800
Priceline Group, Inc.*	9,500	17,832,355
Time Warner, Inc.	200,000	19,898,000
TJX Cos., Inc.	450,000	33,844,500
		251,629,805
Consumer Staples 8.5%
CVS Health Corp.	225,000	17,286,750
Estee Lauder Cos, Inc.	275,000	25,888,500
Kraft Heinz Co.	210,000	19,362,000
McCormick & Co., Inc.	65,000	6,769,750
PepsiCo, Inc.	340,000	39,735,800
Philip Morris Int'l., Inc.	275,000	32,945,000
Procter & Gamble Co.	375,000	33,033,750
		175,021,550
Energy 6.4%
Chevron Corp.	197,400	20,426,952
EOG Resources, Inc.	195,000	17,610,450
ExxonMobil Corp.	455,000	36,627,500
Marathon Petroleum Corp.	365,000	18,994,600
		Value
	Shares	(Note 2)
Noble Energy, Inc.	500,000	$14,345,000
Schlumberger Ltd.	350,000	24,356,500
		132,361,002
Financials 15.2%
American Express Co.	200,000	15,388,000
Chubb Ltd.	204,100	29,225,079
CME Group, Inc.	315,000	36,946,350
Comerica, Inc.	195,000	13,369,200
Discover Financial Services	290,000	17,023,000
JPMorgan Chase & Co.	342,000	28,095,300
Morgan Stanley	900,000	37,566,000
PNC Financial Services Group,Inc.	270,000	32,049,000
S&P Global, Inc.	252,000	35,988,120
Signature Bank*	130,000	18,592,600
The Travelers Cos., Inc.	220,000	27,467,000
Webster Financial Corp.	190,000	9,256,800
Wells Fargo & Co.	260,000	13,296,400
		314,262,849
Health Care 13.2%
Amgen, Inc.	140,000	21,733,600
Becton Dickinson & Co.	95,000	17,976,850
Biogen, Inc.*	55,000	13,627,350
Bristol-Myers Squibb Co.	338,300	18,251,285
Eli Lilly & Co.	200,000	15,914,000
Johnson & Johnson	150,000	19,237,500
Medtronic PLC(a)	430,000	36,240,400
Merck & Co., Inc.	625,000	40,693,750
		Value
	Shares	(Note 2)
Stryker Corp.	140,000	$20,014,400
UnitedHealth Group, Inc.	240,000	42,043,200
Zoetis, Inc.	435,000	27,091,800
		272,824,135
Industrials 9.9%
Boeing Co.	167,200	31,371,736
Canadian National Railway Co.	375,000	29,036,250
General Dynamics Corp.	175,000	35,568,750
Honeywell Int'l., Inc.	275,000	36,572,250
Johnson Controls Int'l. plc	455,000	19,000,800
United Technologies Corp.	250,000	30,320,000
Verisk Analytics, Inc.*	280,000	22,649,200
		204,518,986
Information Technology 21.8%
Accenture PLC	295,000	36,718,650
Alphabet, Inc.*	55,000	53,067,300
Apple, Inc.	390,000	59,576,400
Check Point Software Technologies Ltd.*	175,000	19,608,750
Cisco Systems, Inc.	1,250,000	39,412,500
Cognizant Technology Solutions Corp.	250,000	16,727,500
Microsoft Corp.	1,100,000	76,824,000
Oracle Corp.	470,000	21,333,300
Synopsys, Inc.*	220,000	16,471,400
Texas Instruments, Inc.	620,000	51,143,800

The accompanying notes are an integral part of the financial statements.	9

Sentinel Common Stock Fund

		Value
	Shares	(Note 2)
Visa, Inc.	622,000	$59,233,060
		450,116,660
Materials 1.7%
EI Du Pont de Nemours & Co.	275,000	21,703,000
Praxair, Inc.	100,000	13,229,000
		34,932,000
Telecommunication Services 1.7%
Verizon Communications, Inc.	777,300	36,253,272
Total Domestic Common Stocks (Cost $819,152,897)		1,871,920,259
Domestic Exchange Traded Funds 2.9%
Equity Funds 2.9%
iShares Core S&P Mid-Cap ETF*	150,000	25,774,500
SPDR S&P 500 ETF Trust*	19,000	4,587,360
SPDR S&P MidCap 400 ETF Trust*	35,000	10,967,950
Utilities Select Sector SPDR Fund*	360,000	19,382,400
Total Domestic Exchange Traded Funds (Cost $59,814,376)		60,712,210
Foreign Stocks & ADR's 2.8%
Netherlands 1.7%
Unilever NV ADR	625,000	35,487,500
Switzerland 1.1%
Roche Holding AG ADR	660,000	22,690,800
Total Foreign Stocks & ADR's (Cost $46,770,586)		58,178,300
Real Estate Investment Trusts 1.2%
Real Estate 1.2%
Equinix, Inc.* (Cost $20,134,763)	55,000	24,255,550
Institutional Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund
Premier Class (Cost $29,280,731)	29,280,731	29,280,731
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 1.0%
Federal Home Loan Bank 1.0%
Agency Discount Notes:
0.5%, 06/01/17 (Cost $20,000,000)	20,000 M	20,000,000

Total Investments 99.9% (Cost $995,153,353)†		$2,064,347,050

Other Assets in Excess of Liabilities 0.1%		1,672,633

Net Assets 100.0%		$2,066,019,683

*	Non-income producing.

†	Cost for federal income tax purposes is $995,153,353. At May 31, 2017 unrealized appreciation for federal income tax purposes aggregated $1,069,193,697 of which $1,078,194,935 related to appreciated securities and $9,001,238 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

SPDR	- Standard & Poor's Depository Receipts

10	The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Fund Profile

at May 31, 2017

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	6.0%
1 yr. to 2.99 yrs.	8.1%
3 yrs. to 3.99 yrs.	30.9%

Average Effective Duration (for all Fixed Income Holdings) 4.2 years*

Percent of
Duration	Fixed Income Holdings
4 yrs. to 5.99 yrs.	49.5%
6 yrs. to 7.99 yrs.	5.5%

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AT2016	3.00%	04/01/43	9.0%
FHLMC J22900	2.50%	03/01/28	7.6%
FNMA AL2860	3.00%	12/01/42	7.6%
FNMA BC1809	3.50%	05/01/46	7.5%
FNMA AI4728	4.50%	07/01/41	6.6%
FHLMC Q33006	3.50%	04/01/45	6.6%
		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AB7845	3.00%	02/01/43	5.6%
FHLMC G05624	4.50%	09/01/39	5.5%
FNMA AE0215	4.00%	12/01/39	4.6%
GNR 10-33 PX	5.00%	09/20/38	4.4%
Total of Net Assets			65.0%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2017 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 98.6%
U.S. Government Agency Obligations 98.6%
Federal Home Loan Mortgage Corporation 33.5%
Collateralized Mortgage Obligations:
FHR 3331 PE
6%, 06/15/37	6,805 M	$7,608,435
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	13,232 M	13,464,866
30-Year:
FHLMC 360017
11%, 11/01/17	4	4
FHLMC A64971
5.5%, 08/01/37	8 M	8,510
FHLMC G05483
4.5%, 06/01/39	3,969 M	4,298,001
FHLMC G05624
4.5%, 09/01/39	8,887 M	9,642,272
FHLMC A89148
4%, 10/01/39	6,379 M	6,762,330
FHLMC Q29056
4%, 10/01/44	5,158 M	5,448,615
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FHLMC Q33006
3.5%, 04/01/45	11,183 M	$11,551,833
		37,711,565
Total Federal Home Loan Mortgage Corporation		58,784,866
Federal National Mortgage Association 55.2%
Collateralized Mortgage Obligations:
FNR 12-47 AI Interest Only
3%, 05/25/22	3,891 M	186,626
FNR 03-32 BZ
6%, 11/25/32	358 M	406,215
		592,841
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR June
2.5%, 06/19/32(a)	5,780 M	5,836,839
20-Year:
FNMA 758564
6%, 09/01/24	174 M	197,044
30-Year:
FNMA 426830
8%, 11/01/24	17 M	17,242
FNMA 738887
5.5%, 10/01/33	115 M	127,922
FNMA 748895
6%, 12/01/33	99 M	107,420
FNMA 881279
5%, 11/01/36	943 M	1,055,913
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA 931533
4.5%, 07/01/39	1,644 M	$1,785,633
FNMA 931535
5.5%, 07/01/39	1,368 M	1,529,265
FNMA AE0215
4%, 12/01/39	7,647 M	8,110,511
FNMA AD9193
5%, 09/01/40	6,461 M	7,109,686
FNMA AI4728
4.5%, 07/01/41	10,790 M	11,663,688
FNMA AL2860
3%, 12/01/42	13,229 M	13,362,003
FNMA AB7845
3%, 02/01/43	9,660 M	9,781,005
FNMA AT2016
3%, 04/01/43	15,659 M	15,816,188
FNMA AL5718
3.5%, 09/01/44	6,472 M	6,714,280
FNMA BC1809
3.5%, 05/01/46	12,753 M	13,170,212
		90,350,968
Total Federal National Mortgage Association		96,977,692
Government National Mortgage Corporation 9.9%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	7,468 M	7,805,304

The accompanying notes are an integral part of the financial statements.	11

Sentinel Government Securities Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Mortgage-Backed Securities:
30-Year:
GNMA II 004424
5%, 04/20/39	2,317 M	$2,569,653
GNMA AG8936
4%, 02/15/44	6,675 M	7,112,260
		9,681,913
Total Government National Mortgage Corporation		17,487,217
Total U.S. Government Obligations
(Cost $170,977,601)		173,249,775

		Value
	Shares	(Note 2)
Institutional Money Market Funds 4.7%
State Street Institutional U.S.
Government Money Market Fund
Premier Class
(Cost $8,290,554)	8,290,554	8,290,554
Total Investments 103.3%
(Cost $179,268,155)†		181,540,329

Excess of Liabilities Over Other Assets (3.3)%		(5,861,034)

Net Assets 100.0%		$175,679,295

†	Cost for federal income tax purposes is $179,268,155. At May 31, 2017 unrealized appreciation for federal income tax purposes aggregated $2,272,174 of which $3,272,634 related to appreciated securities and $1,000,460 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

12	The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Fund Profile

at May 31, 2017

Top Sectors *

Sector	Percent of Net Assets
Consumer Discretionary	36.3%
Information Technology	18.8%
Industrials	12.9%
Financials	6.4%
Health Care	5.8%
Sector	Percent of Net Assets
Consumer Staples	4.6%
Real Estate	3.6%
Utilities	3.0%
Energy	1.6%
Materials	1.3%

Top Geographical Weightings

Country	Percent of Net Assets
United Kingdom	28.1%
Switzerland	8.6%
United States	7.6%
France	6.0%
Japan	5.8%
Country	Percent of Net Assets
Germany	5.8%
Canada	4.6%
India	4.5%
Ireland	4.0%
Netherlands	3.6%

Top 10 Holdings**

Description	Percent of Net Assets
OPAP SA	3.3%
BCA Marketplace PLC	3.2%
Red Electrica Corp. SA	3.0%
Delphi Automotive PLC	2.8%
ITV PLC	2.7%
Nestle SA	2.7%
Description	Percent of Net Assets
WPP PLC	2.6%
USS Co Ltd.	2.5%
SAP SE	2.5%
Edenred SA	2.5%
Total of Net Assets	27.8%

*"Top Sectors" includes Domestic Common Stocks and Foreign Stocks & ADRs.

**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2017 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 12.6%
Consumer Discretionary 2.8%
Delphi Automotive PLC	65,000	$5,718,050
Energy 1.6%
Core Laboratories NV	33,000	3,373,920
Health Care 1.9%
Medtronic PLC(a)	45,000	3,792,600
Information Technology 6.3%
BlackBerry Ltd.*	436,000	4,608,520
Mastercard, Inc.	38,000	4,669,440
TE Connectivity Ltd.	46,000	3,627,100
		12,905,060
Total Domestic Common Stocks
(Cost $22,324,673)		25,789,630
Foreign Stocks & ADR's 81.7%
Canada 2.4%
Uni-Select, Inc.	220,000	4,949,328
China 2.2%
Tencent Holdings Ltd. (b)	131,000	4,502,122
		Value
	Shares	(Note 2)
Cyprus 2.3%
Bank of Cyprus Holdings PLC *(b)	1,275,000	$4,710,020
Denmark 2.0%
ISS A/S (b)	98,000	4,057,729
France 6.0%
Edenred SA (b)	189,000	4,986,057
JCDecaux SA (b)	75,000	2,485,582
Renault SA (b)	51,000	4,757,700
		12,229,339
Germany 5.8%
Brenntag AG (b)	52,447	3,042,955
NORMA Group AG (b)	69,000	3,678,660
SAP SE (b)	47,000	5,050,465
		11,772,080
Greece 3.3%
OPAP SA (b)	600,000	6,659,229
India 4.5%
PC Jeweller Ltd. (b)	630,000	4,863,585
Shriram Transport Finance Co Ltd. (b)	276,000	4,355,252
		9,218,837
		Value
	Shares	(Note 2)
Ireland 2.1%
Experian PLC (b)	205,000	$4,285,517
Italy 1.6%
DiaSorin SpA (b)	43,000	3,331,125
Japan 5.8%
CyberAgent, Inc. (b)	120,000	4,326,007
FANUC Corp. (b)	12,800	2,519,589
USS Co Ltd. (b)	252,000	5,072,621
		11,918,217
Luxembourg 2.3%
SES SA *(b)	191,500	4,741,483
Macau 2.2%
Wynn Macau Ltd. (b)	2,023,000	4,490,126
Netherlands 2.0%
Intertrust NV (b)	195,000	4,058,124
South Korea 2.1%
Samsung Electronics Co Ltd. (b)	2,200	4,381,747
Spain 3.0%
Red Electrica Corp. SA (b)	276,000	6,197,138

The accompanying notes are an integral part of the financial statements.	13

Sentinel International Equity Fund

		Value
	Shares	(Note 2)
Switzerland 6.8%
Adecco SA (b)	49,000	$3,657,852
Nestle SA (b)	64,000	5,464,418
Roche Holding AG (b)	17,000	4,667,331
		13,789,601
United Kingdom 25.3%
Auto Trader Group PLC (b)	690,000	3,705,731
AVEVA Group PLC (b)	185,000	4,620,626
BCA Marketplace PLC (b)	2,425,000	6,436,455
Compass Group PLC (b)	218,000	4,703,365
Foxtons Group PLC (b)	1,750,000	2,531,000
InterContinental Hotels Group PLC (b)	71,808	4,053,714
ITV PLC (b)	2,225,000	5,612,956
Randgold Resources Ltd. (b)	28,000	2,656,068
Reckitt Benckiser Group PLC (b)	38,000	3,897,443
Rightmove PLC (b)	59,000	3,296,357
Savills PLC (b)	439,000	4,886,753
WPP PLC (b)	240,000	5,400,613
		51,801,081
Total Foreign Stocks & ADR's
(Cost $131,124,331)		167,092,843
Institutional Money Market Funds 5.3%
State Street Institutional U.S.
Government Money Market Fund
Premier Class
(Cost $10,778,748)	10,778,748	10,778,748
Total Investments 99.6%
(Cost $164,227,752)†		203,661,221
Other Assets in Excess of Liabilities 0.4%		735,612
Net Assets 100.0%		$204,396,833

*	Non-income producing.

†	Cost for federal income tax purposes is $164,227,752. At May 31, 2017 unrealized appreciation for federal income tax purposes aggregated $39,433,469 of which $41,294,268 related to appreciated securities and $1,860,799 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

(b)	Fair valued.

14	The accompanying notes are an integral part of the financial statements.

Sentinel Low Duration Bond Fund

(Unaudited)

Fund Profile

at May 31, 2017

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	30.3%
1 yr. to 2.99 yrs.	26.4%
3 yrs. to 3.99 yrs.	10.8%

Average Effective Duration (for all Fixed Income Holdings) 2.8 years*

Percent of
Duration	Fixed Income Holdings
4 yrs. to 5.99 yrs.	18.8%
6 yrs. to 7.99 yrs.	9.8%
8 yrs. and over	3.9%

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FHR 4022 AH	1.50%	12/15/25	8.4%
SPDR Barclays Intermediate Term Corporate Bond ETF			5.1%
FHR 4039 PB	1.50%	05/15/27	4.7%
SPDR Barclays Short Term Corporate Bond ETF			4.7%
FNR 10-64 AD	3.00%	12/25/20	4.5%
		Maturity	Percent of
Description	Coupon	Date	Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF			3.6%
Bear Stearns Trust FLT	3.289%	06/25/34	2.0%
FHR 4238 TL	1.25%	08/15/27	1.9%
GSR 2003 13 1A1	2.867%	10/25/33	1.8%
FNR 11-15 HC	2.50%	03/25/26	1.5%
Total of Net Assets			38.2%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2017 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 44.0%
U.S. Government Agency Obligations 44.0%
Federal Home Loan Bank 20.3%
Agency Discount Notes:
0.5%, 06/01/17	61,000 M	$60,999,814
Federal Home Loan Mortgage Corporation 16.0%
Collateralized Mortgage Obligations:
FHR 3874 BD
3%, 06/15/21	2,226 M	2,260,958
FHR 4022 AH
1.5%, 12/15/25	25,721 M	25,265,148
FHR 4039 PB
1.5%, 05/15/27	14,293 M	13,996,951
FHR 4238 TL
1.25%, 08/15/27	5,989 M	5,797,528
FHR 2927 ED
4%, 01/15/35	118 M	119,333
		47,439,918
Mortgage-Backed Securities:
15-Year:
FHLMC J05907
6%, 08/01/19	338 M	344,005
20-Year:
FHLMC D94230
7.5%, 10/01/19	909	910
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
30-Year:
FHLMC G00100
8%, 02/01/23	3 M	$2,832
Total Federal Home Loan Mortgage Corporation		47,787,665
Federal National Mortgage Association 7.7%
Collateralized Mortgage Obligations:
FNR 10-64 AD
3%, 12/25/20	13,276 M	13,426,421
FNR 11-67 DA
4.5%, 07/25/21	3,620 M	3,698,848
FNR 12-47 AI Interest Only
3%, 05/25/22	4,120 M	197,604
FNR 11-15 HC
2.5%, 03/25/26	4,555 M	4,576,440
FNR 09-32 BH
5.25%, 05/25/39	802 M	855,133
		22,754,446
Mortgage-Backed Securities:
15-Year:
FNMA 671380
6%, 11/01/17	2 M	1,697
FNMA 725284
7%, 11/01/18	1 M	1,226
FNMA 985670
6.5%, 10/01/21	255 M	265,614
		268,537
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
30-Year:
FNMA 207530
8.25%, 04/01/22	6 M	$5,704
FNMA 175123
7.45%, 08/01/22	71 M	73,462
		79,166
Total Federal National Mortgage Association		23,102,149
Government National Mortgage Corporation 0.0%+
Mortgage-Backed Securities:
20-Year:
GNMA 628440
7%, 04/15/24	16 M	15,905
Total U.S. Government Obligations
(Cost $132,820,519)		131,905,533
Domestic Corporate Bonds 32.3%
Basic Industry 0.3%
Int'l. Paper Co.
4.4%, 08/15/47	850 M	852,066
Capital Goods 2.8%
Lockheed Martin Corp.
2.5%, 11/23/20	1,500 M	1,524,198
3.55%, 01/15/26	950 M	987,886
Northrop Grumman Corp.
3.25%, 08/01/23	2,000 M	2,074,416
Reynolds Group Issuer LLC
5.125%, 07/15/23(a)	1,325 M	1,374,687

The accompanying notes are an integral part of the financial statements.	15

Sentinel Low Duration Bond Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Rolls-Royce PLC
3.625%, 10/14/25(a)	1,500 M	$1,548,245
United Technologies Corp.
2.65%, 11/01/26	950 M	926,817
		8,436,249
Communications 5.9%
America Movil SAB de CV
6.125%, 03/30/40	950 M	1,156,335
American Tower Corp.
4.5%, 01/15/18	3,750 M	3,810,435
AT&T, Inc.
3.8%, 03/15/22	2,708 M	2,821,782
CCO Holdings LLC
5.75%, 02/15/26(a)	1,325 M	1,419,406
Comcast Corp.
2.35%, 01/15/27	950 M	894,058
Cox Communications, Inc.
3.35%, 09/15/26(a)	850 M	840,105
Frontier Communications Corp.
11%, 09/15/25	1,325 M	1,237,219
SFR Group SA
7.375%, 05/01/26(a)	1,325 M	1,435,134
Sprint Corp.
7.875%, 09/15/23	1,325 M	1,532,031
Telesat Canada / Telesat LLC
8.875%, 11/15/24(a)	1,325 M	1,484,000
Time Warner, Inc.
3.8%, 02/15/27	950 M	947,579
		17,578,084
Consumer Cyclical 6.0%
Amazon.com, Inc.
4.95%, 12/05/44	950 M	1,110,652
Ford Motor Credit Co LLC
5%, 05/15/18	3,500 M	3,601,458
General Motors Financial Co., Inc.
6.75%, 06/01/18	3,000 M	3,140,943
3.2%, 07/06/21	2,950 M	2,978,311
Macy's Retail Holdings, Inc.
2.875%, 02/15/23	850 M	788,905
McDonald's Corp.
2.75%, 12/09/20	1,500 M	1,531,995
3.7%, 01/30/26	950 M	989,655
Walgreen Co.
3.1%, 09/15/22	1,500 M	1,532,556
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	950 M	949,440
Wynn Las Vegas LLC
5.5%, 03/01/25(a)	1,325 M	1,401,187
		18,025,102
Consumer Non-Cyclical 6.2%
Abbott Laboratories
4.9%, 11/30/46	850 M	904,248
Altria Group, Inc.
2.85%, 08/09/22	2,000 M	2,036,022
Amgen, Inc.
3.625%, 05/22/24	1,500 M	1,573,230
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Anheuser-Busch InBev Finance, Inc.
4.9%, 02/01/46	950 M	$1,053,180
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 01/15/22	1,500 M	1,590,328
DaVita, Inc.
5.125%, 07/15/24	1,325 M	1,348,188
HCA, Inc.
5.375%, 02/01/25	1,325 M	1,392,906
Kraft Foods Group, Inc.
3.5%, 06/06/22	2,000 M	2,075,054
Medtronic, Inc.
3.15%, 03/15/22	1,500 M	1,558,670
3.5%, 03/15/25	950 M	990,564
Molson Coors Brewing Co.
2.1%, 07/15/21	2,000 M	1,972,408
Thermo Fisher Scientific, Inc.
3.6%, 08/15/21	2,000 M	2,087,302
		18,582,100
Energy 0.5%
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	1,325 M	1,470,469
Financials 3.1%
Bank of America Corp.
3.124%, 01/20/23	2,500 M	2,533,240
3.248%, 10/21/27	950 M	920,507
Brookfield Asset Management, Inc.
4%, 01/15/25	1,935 M	1,964,766
Icahn Enterprises LP
5.875%, 02/01/22	1,325 M	1,356,469
JPMorgan Chase & Co
2.7%, 05/18/23	1,500 M	1,486,356
2.95%, 10/01/26	950 M	918,567
		9,179,905
Insurance 2.2%
Chubb INA Holdings, Inc.
2.875%, 11/03/22	1,500 M	1,532,999
3.35%, 05/03/26	950 M	979,903
Jackson National Life Global Funding
3.25%, 01/30/24(a)	1,500 M	1,529,491
MetLife, Inc.
4.368%, 09/15/23	1,500 M	1,644,075
4.6%, 05/13/46	950 M	1,041,540
		6,728,008
Media 1.2%
CBS Corp.
3.375%, 03/01/22	2,000 M	2,070,576
Comcast Corp.
3.125%, 07/15/22	1,500 M	1,559,191
		3,629,767
Real Estate 0.9%
HCP, Inc.
4%, 06/01/25	850 M	870,783
Simon Property Group LP
2.35%, 01/30/22	2,000 M	1,987,012
		2,857,795
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Technology 2.4%
KLA-Tencor Corp.
4.65%, 11/01/24	1,350 M	$1,462,077
Microsoft Corp.
2.375%, 05/01/23	1,500 M	1,499,851
2.4%, 08/08/26	950 M	915,145
Nuance Communications, Inc.
5.625%, 12/15/26(a)	1,325 M	1,394,563
QUALCOMM, Inc.
3%, 05/20/22	2,000 M	2,053,312
		7,324,948
Transportation 0.5%
XPO Logistics, Inc.
6.5%, 06/15/22(a)	1,325 M	1,406,753
Utilities 0.3%
Electricite de France SA
3.625%, 10/13/25(a)	850 M	871,272
Total Domestic Corporate Bonds
(Cost $94,887,993)		96,942,518
Asset Backed Securities 0.9%
Nomad CLO Ltd.
2.3584%, 01/15/25(a)	937 M	937,751
Taco Bell Funding, LLC
3.832%, 05/25/26(a)	1,588 M	1,621,777

Total Asset Backed Securities
(Cost $2,525,950)		2,559,528
Bank Loans 0.9%
Consumer Discretionary 0.3%
J Crew Group, Inc.
4.22%, 03/05/21(b)	1,318 M	897,315
Technology 0.6%
Micron Technology, Inc.
3.72%, 04/26/22(c)	1,762 M	1,778,723
Total Bank Loans
(Cost $2,504,944)		2,676,038
Residential Mortgage-Backed Securities 4.3%
Financials 4.3%
Bear Stearns Trust FLT
3.2893%, 06/25/34	5,930 M	6,008,292
BOAMS 2004 5 3A1
4.5%, 06/25/19	1,544 M	1,547,274
GSR 2003 13 1A1
2.8673%, 10/25/33	5,347 M	5,407,613

Total Residential Mortgage-Backed Securities
(Cost $12,953,002)		12,963,179

		Value
	Shares	(Note 2)
Domestic Exchange Traded Funds 13.9%
Bond Funds 13.9%
iShares 0-5 Year High Yield Corporate Bond ETF	33,400	1,604,202
iShares iBoxx $ Investment Grade Corporate Bond ETF	90,627	10,897,897

16	The accompanying notes are an integral part of the financial statements.

Sentinel Low Duration Bond Fund

		Value
	Shares	(Note 2)
SPDR Barclays Intermediate Term Corporate Bond ETF	445,627	$15,374,132
SPDR Barclays Short Term Corporate Bond ETF	454,070	13,926,327
Total Domestic Exchange Traded Funds
(Cost $40,556,649)		41,802,558
Institutional Money Market Funds 3.6%
State Street Institutional U.S.
Government Money Market Fund
Premier Class
(Cost $10,755,098)	10,755,098	10,755,098
Total Investments 99.9%
(Cost $297,004,155)†		299,604,452

Other Assets in Excess of Liabilities 0.1%		402,790

Net Assets 100.0%		$300,007,242

†	Cost for federal income tax purposes is $297,004,155. At May 31, 2017 unrealized appreciation for federal income tax purposes aggregated $2,600,297 of which $3,808,130 related to appreciated securities and $1,207,833 related to depreciated securities.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the market value of rule 144A securities amounted to $17,264,371 or 5.75% of net assets.

(b)	J Crew Group, Inc. has a variable interest rate that floats quarterly and is adjusted in March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 3.00%.

(c)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 2.5%.

SPDR - Standard & Poor's Depository Receipts

+	Represents less than 0.05% of net assets.

At May 31, 2017, the following futures contracts were outstanding with $174,727 in cash segregated with the broker for margin maintenance purposes:

			Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)

Short, 115 U.S. Treasury 5-Year Note futures contracts	9/17	$13,605,937	$(17,835)

Net payments of variation margin and/or brokerage fees			12,444

Variation margin payable on open futures contracts			$(5,391)

The accompanying notes are an integral part of the financial statements.	17

Sentinel Multi-Asset Income Fund

(Unaudited)

Fund Profile

at May 31, 2017

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Exchange Traded Funds	46.0%
Domestic Corporate Bonds	44.8%
U.S. Government Obligations	5.9%
Bank Loans	1.9%
Asset Backed Securities	0.4%
Cash and Other	1.0%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares High Dividend ETF	13.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	12.0%
SPDR Barclays Short Term High Yield Bond ETF	8.5%
SPDR Barclays Intermediate Term Corporate Bond ETF	5.9%
iShares Int'l. Select Dividend ETF	5.1%
iShares 0-5 Year High Yield Corporate Bond ETF	0.7%
SPDR Barclays Short Term Corporate Bond ETF	0.0%+
Total of Net Assets	46.0%

Top 10 Fixed Income Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA TBA 30 YR 3	3.00%	06/13/47	1.6%
FHLMC Q41208	3.50%	06/01/46	1.5%
HCA, Inc.	5.375%	02/01/25	1.4%
Community Health Systems, Inc.	3.97%	12/31/19	1.1%
CenturyLink, Inc.	7.50%	04/01/24	1.1%
Scientific Games Int'l. Inc	10.00%	12/01/22	1.1%
Telecom Italia SpA/Milano	5.303%	05/30/24	1.1%
Reynolds Group Issuer, Inc.	5.75%	10/15/20	1.0%
Lamb Weston Holdings, Inc.	4.875%	11/01/26	1.0%
NRG Energy, Inc.	7.25%	05/15/26	1.0%
Total of Net Assets			11.9%

Average Effective Duration (for all Fixed Income Holdings) 5.3 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow. . +Represents less than 0.05% of net assets.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates

Schedule of Investments

at May 31, 2017 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 5.9%
U.S. Government Agency Obligations 5.9%
Federal Home Loan Mortgage Corporation 1.5%
Mortgage-Backed Securities:
30-Year:
FHLMC Q41208
3.5%, 06/01/46	3,973 M	$4,103,782
Federal National Mortgage Association 4.3%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR June
2.5%, 06/19/32(a)	2,500 M	2,524,585
30-Year:
FNMA BC4492
4.5%, 12/01/39	2,318 M	2,498,078
FNMA AS7601
4%, 07/01/46	2,480 M	2,619,649
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA TBA 30 YR 3
3%, 06/13/47(a)	4,300 M	$4,319,484
		9,437,211
Total Federal National Mortgage Association		11,961,796
Government National Mortgage Corporation 0.1%
Collateralized Mortgage Obligations:
GNR 12-147 Interest Only
0.5686%, 04/16/54	7,765 M	289,317
Total U.S. Government Obligations
(Cost $16,469,458)		16,354,895
Domestic Corporate Bonds 44.8%
Basic Industry 1.2%
Domtar Corp.
6.25%, 09/01/42	2,500 M	2,556,913
Int'l. Paper Co.
4.4%, 08/15/47	850 M	852,066
		3,408,979
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Capital Goods 3.6%
Lockheed Martin Corp.
3.55%, 01/15/26	2,050 M	$2,131,754
Northrop Grumman Corp.
3.85%, 04/15/45	2,500 M	2,453,345
Reynolds Group Issuer LLC
5.125%, 07/15/23(b)	1,539 M	1,596,713
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	2,750 M	2,825,625
United Technologies Corp.
2.65%, 11/01/26	1,050 M	1,024,377
		10,031,814
Communications 10.9%
AMC Networks, Inc.
5%, 04/01/24	735 M	746,018
America Movil SAB de CV
6.125%, 03/30/40	1,050 M	1,278,055
AT&T, Inc.
3.8%, 03/15/22	1,592 M	1,658,891
CBS Corp.
4%, 01/15/26	2,500 M	2,585,177

18	The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
CCO Holdings LLC
5.75%, 02/15/26(b)	1,539 M	$1,648,654
CenturyLink, Inc.
7.5%, 04/01/24	2,750 M	3,011,250
Comcast Corp.
2.35%, 01/15/27	2,050 M	1,929,282
Cox Communications, Inc.
3.35%, 09/15/26(b)	1,350 M	1,334,285
CSC Holdings LLC
10.875%, 10/15/25(b)	1,300 M	1,582,750
Frontier Communications Corp.
11%, 09/15/25	1,539 M	1,437,041
SFR Group SA
7.375%, 05/01/26(b)	1,539 M	1,666,922
Sprint Corp.
7.875%, 09/15/23	1,539 M	1,779,469
Telecom Italia SpA/Milano
5.303%, 05/30/24(b)	2,750 M	2,933,892
Telesat Canada / Telesat LLC
8.875%, 11/15/24(b)	1,415 M	1,584,800
Time Warner, Inc.
3.8%, 02/15/27	2,050 M	2,044,774
Ziggo Secured Finance BV
5.5%, 01/15/27(b)	2,750 M	2,794,357
		30,015,617
Consumer Cyclical 5.4%
Amazon.com, Inc.
4.95%, 12/05/44	1,050 M	1,227,562
DR Horton, Inc.
4.75%, 02/15/23	775 M	839,621
General Motors Financial Co., Inc.
3.2%, 07/06/21	1,100 M	1,110,557
5.25%, 03/01/26	1,000 M	1,075,775
Macy's Retail Holdings, Inc.
2.875%, 02/15/23	850 M	788,905
McDonald's Corp.
3.7%, 01/30/26	2,050 M	2,135,571
QVC, Inc.
5.45%, 08/15/34	1,535 M	1,437,138
Scientific Games Int'l. Inc
10%, 12/01/22	2,750 M	2,994,062
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	2,050 M	2,048,793
Wynn Las Vegas LLC
5.5%, 03/01/25(b)	1,225 M	1,295,437
		14,953,421
Consumer Non-Cyclical 10.4%
Abbott Laboratories
4.9%, 11/30/46	850 M	904,248
Altria Group, Inc.
3.875%, 09/16/46	2,500 M	2,387,102
Amgen, Inc.
2.6%, 08/19/26	2,500 M	2,373,760
Anheuser-Busch InBev Finance, Inc.
4.9%, 02/01/46	2,050 M	2,272,653
Cardinal Health, Inc.
4.9%, 09/15/45	1,370 M	1,447,909
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
DaVita, Inc.
5.125%, 07/15/24	1,539 M	$1,565,932
Express Scripts Holding Co.
3.4%, 03/01/27	1,560 M	1,504,068
HCA, Inc.
5.375%, 02/01/25	3,725 M	3,915,906
Kraft Heinz Foods Co.
4.375%, 06/01/46	2,500 M	2,389,200
Lamb Weston Holdings, Inc.
4.875%, 11/01/26(b)	2,750 M	2,818,750
Medtronic, Inc.
3.5%, 03/15/25	2,050 M	2,137,533
Molson Coors Brewing Co.
3%, 07/15/26	2,500 M	2,427,965
Thermo Fisher Scientific, Inc.
2.95%, 09/19/26	2,500 M	2,442,238
		28,587,264
Energy 0.5%
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	1,225 M	1,359,490
Financials 2.8%
Bank of America Corp.
3.248%, 10/21/27	2,500 M	2,422,387
Brookfield Asset Management, Inc.
4%, 01/15/25	1,405 M	1,426,613
Citizens Financial Group, Inc.
4.3%, 12/03/25	582 M	609,245
Icahn Enterprises LP
5.875%, 02/01/22	1,225 M	1,254,094
JPMorgan Chase & Co
2.95%, 10/01/26	2,050 M	1,982,172
		7,694,511
Insurance 3.0%
Chubb INA Holdings, Inc.
3.35%, 05/03/26	2,050 M	2,114,528
Kemper Corp.
4.35%, 02/15/25	427 M	433,503
Manulife Financial Corp.
4.15%, 03/04/26	1,045 M	1,111,443
MetLife, Inc.
4.6%, 05/13/46	2,050 M	2,247,534
Travelers Cos, Inc.
3.75%, 05/15/46	2,500 M	2,458,237
		8,365,245
Real Estate 1.7%
HCP, Inc.
4%, 06/01/25	850 M	870,782
Retail Opportunity Investments Partnership LP
5%, 12/15/23	1,400 M	1,462,481
Simon Property Group LP
4.25%, 11/30/46	2,500 M	2,475,150
		4,808,413
Technology 3.5%
Ericsson LM
4.125%, 05/15/22	2,275 M	2,316,639
KLA-Tencor Corp.
4.65%, 11/01/24	1,350 M	1,462,077
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Microsoft Corp.
2.4%, 08/08/26	2,050 M	$1,974,785
Nuance Communications, Inc.
5.625%, 12/15/26(b)	1,225 M	1,289,313
QUALCOMM, Inc.
3.45%, 05/20/25	2,500 M	2,575,640
		9,618,454
Transportation 0.5%
XPO Logistics, Inc.
6.5%, 06/15/22(b)	1,225 M	1,300,583
Utilities 1.3%
Electricite de France SA
3.625%, 10/13/25(b)	850 M	871,272
NRG Energy, Inc.
7.25%, 05/15/26	2,750 M	2,811,875
		3,683,147
Total Domestic Corporate Bonds
(Cost $121,092,188)		123,826,938
Asset Backed Securities 0.4%
Nomad CLO Ltd.
2.3584%, 01/15/25(b)	781 M	781,460
Taco Bell Funding, LLC
3.832%, 05/25/26(b)	298 M	304,083
Total Asset Backed Securities
(Cost $1,079,375)		1,085,543
Bank Loans 1.9%
Consumer Discretionary 0.3%
J Crew Group, Inc.
4.22%, 03/05/21(c)	1,219 M	829,593
Consumer Non-Cyclical 1.1%
Community Health Systems, Inc.
3.97%, 12/31/19(d)	3,056 M	3,057,897
Technology 0.5%
Micron Technology, Inc.
3.72%, 04/26/22(e)	1,265 M	1,277,674
Total Bank Loans
(Cost $4,874,311)		5,165,164

		Value
	Shares	(Note 2)
Domestic Exchange Traded Funds 46.0%
Bond Funds 27.1%
iShares 0-5 Year High Yield Corporate Bond ETF	38,538	1,850,980
iShares iBoxx $ Investment Grade Corporate Bond ETF	275,896	33,176,494
SPDR Barclays Intermediate Term Corporate Bond ETF(f)	468,810	16,173,945
SPDR Barclays Short Term Corporate Bond ETF	992	30,425
SPDR Barclays Short Term High Yield Bond ETF	837,866	23,577,549
		74,809,393
Equity Funds 18.9%
iShares High Dividend ETF	450,547	38,026,167

The accompanying notes are an integral part of the financial statements.	19

Sentinel Multi-Asset Income Fund

		Value
	Shares	(Note 2)
iShares Int'l. Select Dividend ETF(f)	423,400	$14,048,412
		52,074,579
Total Domestic Exchange Traded Funds
(Cost $120,732,650)		126,883,972
Institutional Money Market Funds 4.5%
State Street Institutional U.S. Government
Money Market Fund Premier Class
(Cost $12,411,117)	12,411,117	12,411,117
Total Investments 103.5%
(Cost $276,659,099)†		285,727,629

Excess of Liabilities Over Other Assets (3.5)%		(9,646,933)

Net Assets 100.0%		$276,080,696

†	Cost for federal income tax purposes is $276,659,099. At May 31, 2017 unrealized appreciation for federal income tax purposes aggregated $9,068,530 of which $10,578,671 related to appreciated securities and $1,510,141 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the market value of rule 144A securities amounted to $23,803,271 or 8.62% of net assets.

(c)	J Crew Group, Inc. has a variable interest rate that floats quarterly and is adjusted in March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 3.00%.

(d)	Community Health Systems, Inc. has a variable interest rate that floats quarterly and is adjusted in February, May, August and November. The interest rate is based on the 3-month Libor rate plus 2.75%.

(e)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 2.5%.

(f)	All or a portion of this security was on loan at May 31, 2017. The aggregate cost and market value of securities on loan at May 31, 2017 is $2,950,053 and $2,795,846, respectively.

SPDR - Standard & Poor's Depository Receipts

20	The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Fund Profile

at May 31, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	24.6%
Consumer Discretionary	15.8%
Health Care	14.0%
Industrials	11.6%
Sector	Percent of Net Assets
Equity Funds	9.5%
Financials	8.1%
Real Estate	1.9%
Energy	1.8%

Top 10 Holdings**

Description	Percent of Net Assets
Corporate Office Properties Trust	1.9%
Nuance Communications, Inc.	1.8%
Tivity Health, Inc.	1.6%
Genesee & Wyoming, Inc.	1.6%
NICE Systems Ltd.	1.5%
Globus Medical, Inc.	1.5%
Description	Percent of Net Assets
j2 Global, Inc.	1.4%
Glacier Bancorp, Inc.	1.4%
GTT Communications, Inc.	1.3%
VeriFone Systems, Inc.	1.3%
Total of Net Assets	15.3%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2017 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 74.4%
Consumer Discretionary 15.8%
Aaron's, Inc.	320,800	$11,715,616
Adtalem Global Education, Inc.	314,955	11,779,317
Bloomin' Brands, Inc.	547,540	10,967,226
Callaway Golf Co.	960,300	12,234,222
Five Below, Inc.*	236,800	12,147,840
KB Home	570,700	11,973,286
MDC Partners, Inc.	1,350,566	11,209,698
Oxford Industries, Inc.	207,600	11,156,424
Penn National Gaming, Inc.*	643,600	12,440,788
Planet Fitness, Inc.	582,100	12,718,885
Select Comfort Corp.*	381,600	10,990,080
Texas Roadhouse, Inc.	232,300	11,364,116
The Habit Restaurants, Inc.*	617,400	11,452,770
Tile Shop Holdings, Inc.	581,210	11,420,776
TRI Pointe Group, Inc.*	984,600	12,179,502
Vitamin Shoppe, Inc.*	500,561	5,806,508
		181,557,054
Energy 1.8%
Carrizo Oil & Gas, Inc.*	473,200	10,382,008
Gulfport Energy Corp.*	746,800	10,716,580
		21,098,588
Financials 8.1%
Chemical Financial Corp.	243,200	10,936,704
Evercore Partners, Inc.	159,200	10,793,760
		Value
	Shares	(Note 2)
Glacier Bancorp, Inc.	489,800	$15,800,948
PRA Group, Inc.*	279,100	9,712,680
Stifel Financial Corp.*	245,300	10,457,139
Webster Financial Corp.	240,800	11,731,776
Western Alliance Bancorp*	258,200	11,804,904
WSFS Financial Corp.	260,200	11,474,820
		92,712,731
Health Care 14.0%
AngioDynamics, Inc.*	746,606	11,258,818
Bio-Rad Laboratories, Inc.*	53,964	12,059,875
Bio-Techne Corp.	107,200	12,014,976
Capital Senior Living Corp.*	822,400	11,382,016
Diplomat Pharmacy, Inc.*	644,700	11,050,158
Globus Medical, Inc.*	558,200	17,164,650
Haemonetics Corp.*	283,200	11,548,896
HealthSouth Corp.	249,200	11,296,236
Magellan Health, Inc.*	188,099	12,931,806
NuVasive, Inc.*	161,900	12,147,357
Omnicell, Inc.*	208,400	8,315,160
Owens & Minor, Inc.	364,400	11,617,072
Tivity Health, Inc.*	539,430	18,313,649
		161,100,669
Industrials 11.6%
Advisory Board Co.*	229,100	11,844,470
Crane Co.	146,400	11,357,712
Esterline Technologies Corp.*	130,500	12,717,225
Genesee & Wyoming, Inc.*	275,100	18,019,050
		Value
	Shares	(Note 2)
Healthcare Services Group, Inc.	254,600	$12,187,702
Knight Transportation, Inc.	364,500	12,156,075
Mobile Mini, Inc.	427,362	11,966,136
Quanta Services, Inc.*	315,270	9,666,178
Regal Beloit Corp.	149,100	11,808,720
SkyWest, Inc.	330,500	11,336,150
Woodward, Inc.	155,600	10,599,472
		133,658,890
Information Technology 23.1%
Acxiom Corp.*	520,500	13,637,100
Aspen Technology, Inc.*	192,000	11,742,720
Barracuda Networks, Inc.*	512,038	11,223,873
Blackhawk Network Holdings, Inc.*	328,700	14,249,145
Bottomline Technologies de, Inc.*	508,800	12,725,088
BroadSoft, Inc.*	332,400	13,296,000
CommVault Systems, Inc.*	225,300	12,644,962
Finisar Corp.*	498,200	12,285,612
GrubHub, Inc.*	268,200	11,658,654
GTT Communications, Inc.*	462,284	14,908,659
j2 Global, Inc.	190,685	16,135,765
MAXIMUS, Inc.	191,600	11,894,528
Microsemi Corp.*	190,000	9,330,900
NetScout Systems, Inc.*	329,200	12,048,720
Nuance Communications, Inc.*	1,124,670	20,817,642
ON Semiconductor Corp.*	783,680	12,131,366
Open Text Corp.	333,320	10,876,232

The accompanying notes are an integral part of the financial statements.	21

Sentinel Small Company Fund

		Value
	Shares	(Note 2)
Plantronics, Inc.	220,440	$11,665,685
Rudolph Technologies, Inc.*	106,817	2,552,926
Tower Semiconductor Ltd.*	491,400	12,461,904
VeriFone Systems, Inc.*	810,100	14,816,729
Xcerra Corp.*	368,759	3,580,650
		266,684,860
Total Domestic Common Stocks (Cost $694,938,127)		856,812,792
Domestic Exchange Traded Funds 9.5%
Equity Funds 9.5%
iShares Core S&P Mid-Cap ETF	64,300	11,048,669
iShares Russell 2000 Growth ETF	67,000	10,943,110
iShares Russell 2000 Index Fund	80,100	10,919,232
iShares Russell 2000 Value ETF	94,600	10,876,162
iShares S&P Small-Cap 600 Growth ETF	72,100	10,950,548
iShares S&P SmallCap 600 Index Fund	160,200	10,946,466
iShares S&P Small-Cap 600 Value ETF	80,500	10,964,905
Vanguard Small-Cap ETF	82,800	11,006,604
Vanguard Small-Cap Growth ETF	77,200	11,045,776
Vanguard Small-Cap Value ETF	91,100	10,967,529
Total Domestic Exchange Traded Funds (Cost $110,737,636)		109,669,001
Foreign Stocks & ADR's 1.5%
Israel 1.5%
NICE Systems Ltd. ADR (Cost $9,428,809)	223,920	17,445,607
Real Estate Investment Trusts 1.9%
Real Estate 1.9%
Corporate Office
Properties Trust(a) (Cost $15,904,541)	642,500	21,671,525
Institutional Money Market Funds 1.3%
State Street Institutional U.S.
Government Money Market Fund
Premier Class (Cost $14,845,379)	14,845,379	14,845,379
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 11.8%
Federal Home Loan Bank 11.8%
Agency Discount Notes:
0.5%, 06/01/17	50,000 M	50,000,000
0.61%, 06/02/17	86,000 M	85,998,503
Total U.S. Government Obligations (Cost $135,998,503)		135,998,503
Total Investments 100.4% (Cost $981,852,995)†		1,156,442,807

Excess of Liabilities Over Other Assets (0.4)%		(4,117,062)

Net Assets 100.0%		$1,152,325,745

*	Non-income producing.

†	Cost for federal income tax purposes is $981,852,995. At May 31, 2017 unrealized appreciation for federal income tax purposes aggregated $174,589,812 of which $211,384,185 related to appreciated securities and $36,794,373 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

22	The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Fund Profile

at May 31, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	23.0%
Financials	15.7%
Health Care	14.9%
Consumer Discretionary	13.6%
Industrials	10.1%
Sector	Percent of Net Assets
Consumer Staples	9.0%
Energy	4.9%
Materials	2.1%
Real Estate	1.6%
Telecommunication Services	1.5%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.4%
Visa, Inc.	3.0%
Apple, Inc.	3.0%
Alphabet, Inc.	2.7%
S&P Global, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Description	Percent of Net Assets
PepsiCo, Inc.	2.1%
Comcast Corp.	2.1%
McDonald's Corp.	2.0%
PNC Financial Services Group, Inc.	1.9%
Total of Net Assets	24.6%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2017 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 89.8%
Consumer Discretionary 13.6%
Amazon.com, Inc.*	2,000	$1,989,240
BorgWarner, Inc.	55,000	2,338,050
Comcast Corp.	190,000	7,921,100
Goodyear Tire & Rubber Co.	100,000	3,222,000
Home Depot, Inc.	35,000	5,372,850
Marriott Int'l., Inc.	40,000	4,306,000
McDonald's Corp.	51,000	7,695,390
Omnicom Group, Inc.	60,000	5,023,200
Priceline Group, Inc.*	1,700	3,191,053
Time Warner, Inc.	45,000	4,477,050
TJX Cos., Inc.	95,000	7,144,950
		52,680,883
Consumer Staples 7.1%
CVS Health Corp.	40,000	3,073,200
Estee Lauder Cos, Inc.	50,000	4,707,000
Kraft Heinz Co.	40,000	3,688,000
McCormick & Co., Inc.	13,000	1,353,950
PepsiCo, Inc.	70,000	8,180,900
Procter & Gamble Co.	75,000	6,606,750
		27,609,800
Energy 4.9%
Anadarko Petroleum Corp.	65,000	3,284,450
Baker Hughes, Inc.	40,000	2,206,000
EOG Resources, Inc.	56,500	5,102,515
Noble Energy, Inc.	125,000	3,586,250
		Value
	Shares	(Note 2)
Schlumberger Ltd.	70,000	$4,871,300
		19,050,515
Financials 15.7%
American Express Co.	40,000	3,077,600
Chubb Ltd.	40,000	5,727,600
CME Group, Inc.	57,000	6,685,530
Comerica, Inc.	50,000	3,428,000
Discover Financial Services	65,000	3,815,500
Morgan Stanley	160,000	6,678,400
PNC Financial Services Group, Inc.	62,500	7,418,750
Raymond James Financial, Inc.	37,910	2,739,756
S&P Global, Inc.	60,000	8,568,600
Signature Bank*	40,000	5,720,800
The Travelers Cos., Inc.	38,000	4,744,300
Webster Financial Corp.	45,000	2,192,400
		60,797,236
Health Care 13.8%
Amgen, Inc.	25,000	3,881,000
Becton Dickinson & Co.	20,000	3,784,600
Biogen, Inc.*	9,000	2,229,930
Bristol-Myers Squibb Co.	60,000	3,237,000
Danaher Corp.	52,000	4,416,880
Eli Lilly & Co.	33,000	2,625,810
Johnson & Johnson	22,500	2,885,625
Medtronic PLC(a)	65,000	5,478,200
Merck & Co., Inc.	110,000	7,162,100
		Value
	Shares	(Note 2)
Stryker Corp.	22,000	$3,145,120
UnitedHealth Group, Inc.	48,000	8,408,640
Zoetis, Inc.	95,000	5,916,600
		53,171,505
Industrials 8.8%
3M Co.	25,000	5,111,750
Ametek, Inc.	35,000	2,135,700
Canadian Pacific Railway Ltd.	19,000	3,006,370
Fortive Corp.	31,000	1,935,950
Johnson Controls Int'l. plc	71,625	2,991,060
Parker Hannifin Corp.	22,000	3,464,340
United Parcel Service, Inc.	20,000	2,119,400
Verisk Analytics, Inc.*	40,000	3,235,600
Waste Connections, Inc.	56,170	5,344,576
Xylem Inc	90,000	4,692,600
		34,037,346
Information Technology 22.3%
Accenture PLC	59,000	7,343,730
Alphabet, Inc.*	10,500	10,364,445
Apple, Inc.	75,000	11,457,000
Check Point Software Technologies Ltd.*	25,000	2,801,250
Cisco Systems, Inc.	160,000	5,044,800
Cognizant Technology Solutions Corp.	40,000	2,676,400
Microchip Technology, Inc.	70,000	5,831,000
Microsoft Corp.	190,000	13,269,600

The accompanying notes are an integral part of the financial statements.	23

Sentinel Sustainable Core Opportunities Fund

		Value
	Shares	(Note 2)
Open Text Corp.	83,000	$2,708,290
Skyworks Solutions, Inc.	30,000	3,192,900
Synopsys, Inc.*	40,000	2,994,800
Texas Instruments, Inc.	85,000	7,011,650
Visa, Inc.	121,000	11,522,830
		86,218,695
Materials 2.1%
Ecolab, Inc.	42,000	5,579,280
Praxair, Inc.	20,000	2,645,800
		8,225,080
Telecommunication Services 1.5%
Verizon Communications, Inc.	120,000	5,596,800
Total Domestic Common Stocks (Cost $228,871,456)		347,387,860
Foreign Stocks & ADR's 5.0%
Denmark 1.3%
Vestas Wind Systems A/S ADR	170,000	5,011,600
Israel 0.7%
NICE Systems Ltd. ADR	35,000	2,726,850
Netherlands 1.9%
Unilever NV ADR	130,000	7,381,400
Switzerland 1.1%
Roche Holding AG ADR	120,000	4,125,600
Total Foreign Stocks & ADR's (Cost $14,949,313)		19,245,450
Real Estate Investment Trusts 1.6%
Real Estate 1.6%
Equinix, Inc. (Cost $4,605,054)	14,000	6,174,140
Institutional Money Market Funds 2.7%
State Street Institutional U.S.
Government Money Market Fund
Premier Class (Cost $10,416,771)	10,416,771	10,416,771

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 1.0%
Federal Home Loan Bank 1.0%
Agency Discount Notes:
0.6%, 06/02/17 (Cost $3,999,933)	4,000 M	3,999,933
Total Investments 100.1% (Cost $262,842,527)†		387,224,154

Excess of Liabilities Over Other Assets (0.1)%		(385,564)

Net Assets 100.0%		$386,838,590

*	Non-income producing.

†	Cost for federal income tax purposes is $262,842,527. At May 31, 2017 unrealized appreciation for federal income tax purposes aggregated $124,381,627 of which $129,027,302 related to appreciated securities and $4,645,675 related to depreciated securities.

(a)	Return of capital paid during the fiscal period

ADR	- American Depositary Receipt

24	The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

Fund Profile

at May 31, 2017

Average Effective Duration (Unaudited)

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	6.9%
1 yr. to 2.99 yrs.	6.6%
3 yrs. to 3.99 yrs.	4.6%

Average Effective Duration (for all Fixed Income Holdings) 5.6 years*

Percent of
Duration	Fixed Income Holdings
4 yrs. to 5.99 yrs.	30.2%
6 yrs. to 7.99 yrs.	31.6%
8 yrs. and over	20.1%

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF			18.8%
FHLMC Q32917	3.00%	04/01/45	4.1%
FHLMC Q33006	3.50%	04/01/45	3.6%
FHLMC Q29056	4.00%	10/01/44	3.4%
SPDR Barclays Short Term Corporate Bond ETF			3.2%
		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AT2016	3.00%	04/01/43	2.9%
FNMA TBA 15YR June	2.50%	06/19/32	2.7%
FNMA BC1809	3.50%	05/01/46	2.2%
FNMA 890310	4.50%	12/01/40	2.2%
GNR 10-33 PX	5.00%	09/20/38	1.8%
Total of Net Assets			44.9%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2017 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 29.5%
U.S. Government Agency Obligations 29.5%
Federal Home Loan Mortgage Corporation 12.5%
Collateralized Mortgage Obligations:
FHR 3859 JB 5%, 05/15/41	1,988 M	$2,167,242
Mortgage-Backed Securities:
15-Year:
FHLMC J22900 2.5%, 03/01/28	1,059 M	1,077,189
30-Year:
FHLMC Q29056 4%, 10/01/44	7,702 M	8,135,303
FHLMC Q32917 3%, 04/01/45	9,584 M	9,661,049
FHLMC Q33006 3.5%, 04/01/45	8,387 M	8,663,874
		26,460,226
Total Federal Home Loan Mortgage Corporation		29,704,657
Federal National Mortgage Association 12.8%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR June 2.5%, 06/19/32(a)	6,540 M	6,604,313
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
30-Year:
FNMA 725423 5.5%, 05/01/34	607 M	$681,498
FNMA 725610 5.5%, 07/01/34	559 M	627,842
FNMA AD9193 5%, 09/01/40	1,615 M	1,777,422
FNMA 890310 4.5%, 12/01/40	4,823 M	5,218,295
FNMA AT2016 3%, 04/01/43	6,799 M	6,867,602
FNMA AS0779 4%, 10/01/43	3,365 M	3,596,648
FNMA BC1809 3.5%, 05/01/46	5,076 M	5,241,875
		24,011,182
Total Federal National Mortgage Association		30,615,495
Government National Mortgage Corporation 4.2%
Collateralized Mortgage Obligations:
GNR 10-33 PX 5%, 09/20/38	4,137 M	4,324,345
GNR 10-169 AW 4.5%, 12/20/40	2,750 M	2,993,474
GNR 12-147 Interest Only 0.5686%, 04/16/54	8,297 M	309,133
		7,626,952
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Mortgage-Backed Securities:
30-Year:
GNMA II 005175 4.5%, 09/20/41	2,213 M	$2,393,684
Total Government National Mortgage Corporation		10,020,636
Total U.S. Government Obligations (Cost $70,515,658)		70,340,788
Domestic Corporate Bonds 41.8%
Basic Industry 1.6%
Domtar Corp. 6.25%, 09/01/42	3,000 M	3,068,295
Int'l. Paper Co. 4.4%, 08/15/47	800 M	801,945
		3,870,240
Capital Goods 3.2%
Lockheed Martin Corp. 3.55%, 01/15/26	2,900 M	3,015,652
Northrop Grumman Corp. 3.85%, 04/15/45	3,000 M	2,944,014
Reynolds Group Issuer LLC 5.125%, 07/15/23(b)	839 M	870,463
United Technologies Corp. 2.65%, 11/01/26	900 M	878,037
		7,708,166
Communications 7.8%
AMC Networks, Inc. 5%, 04/01/24	2,480 M	2,517,175
America Movil SAB de CV 6.125%, 03/30/40	900 M	1,095,476

The accompanying notes are an integral part of the financial statements.	25

Sentinel Total Return Bond Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
AT&T, Inc. 3.8%, 03/15/22	1,631 M	$1,699,530
CBS Corp. 4%, 01/15/26	1,500 M	1,551,106
CCO Holdings LLC 5.75%, 02/15/26(b)	689 M	738,091
Comcast Corp. 2.35%, 01/15/27	2,900 M	2,729,228
Cox Communications, Inc. 3.35%, 09/15/26(b)	800 M	790,687
CSC Holdings LLC 10.875%, 10/15/25(b)	1,275 M	1,552,312
Frontier Communications Corp. 11%, 09/15/25	839 M	783,416
SFR Group SA 7.375%, 05/01/26(b)	839 M	908,738
Sprint Corp. 7.875%, 09/15/23	839 M	970,094
Telesat Canada / Telesat LLC 8.875%, 11/15/24(b)	400 M	448,000
Time Warner, Inc. 3.8%, 02/15/27	2,900 M	2,892,608
		18,676,461
Consumer Cyclical 5.2%
Amazon.com, Inc. 4.95%, 12/05/44	900 M	1,052,196
DR Horton, Inc. 4.75%, 02/15/23	850 M	920,875
General Motors Financial Co., Inc. 3.2%, 07/06/21	1,650 M	1,665,835
5.25%, 03/01/26	2,000 M	2,151,550
Macy's Retail Holdings, Inc. 2.875%, 02/15/23	800 M	742,498
McDonald's Corp. 3.7%, 01/30/26	1,400 M	1,458,439
QVC, Inc. 5.45%, 08/15/34	1,825 M	1,708,649
Walgreens Boots Alliance, Inc. 3.45%, 06/01/26	2,300 M	2,298,645
Wynn Las Vegas LLC 5.5%, 03/01/25(b)	325 M	343,688
		12,342,375
Consumer Non-Cyclical 9.8%
Abbott Laboratories 4.9%, 11/30/46	800 M	851,057
Altria Group, Inc. 3.875%, 09/16/46	3,000 M	2,864,523
Amgen, Inc. 2.6%, 08/19/26	3,000 M	2,848,512
Anheuser-Busch InBev Finance, Inc. 4.9%, 02/01/46	1,400 M	1,552,055
Cardinal Health, Inc. 4.9%, 09/15/45	2,010 M	2,124,305
DaVita, Inc. 5.125%, 07/15/24	689 M	701,057
Express Scripts Holding Co. 3.4%, 03/01/27	1,500 M	1,446,219
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
HCA, Inc. 5.375%, 02/01/25	600 M	$630,750
Kraft Heinz Foods Co. 4.375%, 06/01/46	2,000 M	1,911,360
Medtronic, Inc. 3.5%, 03/15/25	1,400 M	1,459,779
Molson Coors Brewing Co. 3%, 07/15/26	3,000 M	2,913,558
Thermo Fisher Scientific, Inc. 2.95%, 09/19/26	3,000 M	2,930,685
Zoetis, Inc. 3.25%, 02/01/23	1,036 M	1,066,978
		23,300,838
Energy 0.2%
Sabine Pass Liquefaction LLC 5.625%, 03/01/25	325 M	360,681
Financials 4.1%
Bank of America Corp. 3.248%, 10/21/27	2,900 M	2,809,969
Brookfield Asset Management, Inc. 4%, 01/15/25	2,946 M	2,991,318
Citizens Financial Group, Inc. 4.3%, 12/03/25	824 M	862,574
Icahn Enterprises LP 5.875%, 02/01/22	325 M	332,719
JPMorgan Chase & Co 2.95%, 10/01/26	2,900 M	2,804,048
		9,800,628
Insurance 3.5%
Chubb INA Holdings, Inc. 3.35%, 05/03/26	2,900 M	2,991,283
Manulife Financial Corp. 4.15%, 03/04/26	1,570 M	1,669,824
MetLife, Inc. 4.6%, 05/13/46	1,400 M	1,534,901
Travelers Cos, Inc. 3.75%, 05/15/46	2,250 M	2,212,414
		8,408,422
Real Estate 2.2%
HCP, Inc. 4%, 06/01/25	800 M	819,560
Retail Opportunity Investments Partnership LP 5%, 12/15/23	2,300 M	2,402,647
Simon Property Group LP 4.25%, 11/30/46	2,000 M	1,980,120
		5,202,327
Technology 3.7%
Ericsson LM 4.125%, 05/15/22	2,725 M	2,774,876
KLA-Tencor Corp. 4.65%, 11/01/24	800 M	866,416
Microsoft Corp. 2.4%, 08/08/26	2,900 M	2,793,599
Nuance Communications, Inc. 5.625%, 12/15/26(b)	50 M	52,625
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
QUALCOMM, Inc. 3.45%, 05/20/25	2,250 M	$2,318,076
		8,805,592
Transportation 0.2%
XPO Logistics, Inc. 6.5%, 06/15/22(b)	325 M	345,052
Utilities 0.3%
Electricite de France SA 3.625%, 10/13/25(b)	800 M	820,021
Total Domestic Corporate Bonds (Cost $97,645,455)		99,640,803
Asset Backed Securities 1.2%
Nomad CLO Ltd. 2.3584%, 01/15/25(b)	781 M	781,460
Taco Bell Funding, LLC 3.832%, 05/25/26(b)	1,985 M	2,027,221
Total Asset Backed Securities (Cost $2,766,625)		2,808,681
Bank Loans 0.7%
Consumer Discretionary 0.1%
J Crew Group, Inc. 4.22%, 03/05/21(c)	323 M	220,096
Technology 0.6%
Micron Technology, Inc. 3.72%, 04/26/22(d)	1,419 M	1,433,000
Total Bank Loans (Cost $1,606,877)		1,653,096

		Value
	Shares	(Note 2)
Domestic Exchange Traded Funds 22.0%
Bond Funds 22.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	374,231	45,001,278
SPDR Barclays Short Term Corporate Bond ETF	248,641	7,625,819
Total Domestic Exchange Traded Funds (Cost $50,038,474)		52,627,097
Institutional Money Market Funds 1.6%
State Street Institutional U.S.
Government Money Market Fund
Premier Class (Cost $3,744,099)	3,744,099	3,744,099
Total Investments 96.8% (Cost $226,317,188)†		230,814,564

Other Assets in Excess of Liabilities 3.2%		7,569,217

Net Assets 100.0%		$238,383,781

26	The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

†	Cost for federal income tax purposes is $226,317,188. At May 31, 2017 unrealized appreciation for federal income tax purposes aggregated $4,497,376 of which $5,640,736 related to appreciated securities and $1,143,360 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the market value of rule 144A securities amounted to $9,678,358 or 4.06% of net assets.

(c)	J Crew Group, Inc. has a variable interest rate that floats quarterly and is adjusted in March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 3.00%.

(d)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 2.5%.

SPDR	- Standard & Poor's Depository Receipts

At May 31, 2017, the following futures contracts were outstanding with $419,020 segregated with the broker for margin maintenance purposes:

			Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)

Short, 140 U.S. Treasury 10-Year Note futures contracts	9/15	$17,681,563	$(42,495)

Short, 53 U.S. Treasury 30-Year Bond futures contracts	9/15	8,152,063	(47,819)

Totals		$25,833,626	$(90,314)

Net payments of variation margin and/or brokerage fees			44,126

Variation margin payable on open futures contracts			$(46,188)

The accompanying notes are an integral part of the financial statements.	27

Sentinel Unconstrained Bond Fund

(Unaudited)

Fund Profile

at May 31, 2017

Average Effective Duration (Unaudited)

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	33.9%
1 yr. to 2.99 yrs.	7.4%
3 yrs. to 3.99 yrs.	5.0%

Average Effective Duration (for all Fixed Income Holdings) 4.3 years*

Percent of
Duration	Fixed Income Holdings
4 yrs. to 5.99 yrs.	22.9%
6 yrs. to 7.99 yrs.	18.1%
8 yrs. and over	12.7%

Top 10 Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AS7106	3.50%	05/01/46	3.3%
FNMA AU1628	3.00%	07/01/43	3.0%
FNMA AH8925	4.50%	03/01/41	2.1%
FHLMC Q33006	3.50%	04/01/45	2.1%
FNMA AZ5591	4.00%	08/01/45	1.7%
		Maturity	Percent of
Description	Coupon	Date	Net Assets
FHLMC G08637	4.00%	04/01/45	1.7%
FNMA TBA 15YR June	2.50%	06/19/32	1.7%
FHLMC Q32917	3.00%	04/01/45	1.5%
FNMA BC4492	4.50%	12/01/39	1.5%
FNMA 890739	2.50%	08/01/31	1.5%
Total of Net Assets			20.1%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2017 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 21.4%
U.S. Government Agency Obligations 21.4%
Federal Home Loan Mortgage Corporation 5.3%
Mortgage-Backed Securities:
30-Year:
FHLMC Q32917 3%, 04/01/45	420 M	$423,730
FHLMC Q33006 3.5%, 04/01/45	543 M	561,089
FHLMC G08637 4%, 04/01/45	432 M	456,151
Total Federal Home Loan Mortgage Corporation		1,440,970
Federal National Mortgage Association 16.1%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR June 2.5%, 06/19/32(a)	450 M	454,425
20-Year:
FNMA 890739 2.5%, 08/01/31	395 M	399,075
30-Year:
FNMA BC4492 4.5%, 12/01/39	376 M	405,094
FNMA AH8925 4.5%, 03/01/41	524 M	567,369
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA AU1628 3%, 07/01/43	804 M	$811,885
FNMA AZ5591 4%, 08/01/45	439 M	463,334
FNMA AZ7347 3%, 11/01/45	349 M	350,955
FNMA AS7106 3.5%, 05/01/46	886 M	915,096
		3,513,733
Total Federal National Mortgage Association		4,367,233
Total U.S. Government Obligations (Cost $5,894,582)		5,808,203
Domestic Corporate Bonds 27.8%
Basic Industry 0.7%
Int'l. Paper Co. 4.4%, 08/15/47	200 M	200,486
Capital Goods 2.2%
Lockheed Martin Corp. 3.55%, 01/15/26	250 M	259,970
Reynolds Group Issuer LLC 5.125%, 07/15/23(b)	82 M	85,075
United Technologies Corp. 2.65%, 11/01/26	250 M	243,899
		588,944
Communications 6.7%
AMC Networks, Inc. 5%, 04/01/24	135 M	137,024
America Movil SAB de CV 6.125%, 03/30/40	250 M	304,299
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
AT&T, Inc. 3.8%, 03/15/22	152 M $	158,387
CCO Holdings LLC 5.75%, 02/15/26(b)	82 M	87,842
Comcast Corp. 2.35%, 01/15/27	250 M	235,278
Cox Communications, Inc. 3.35%, 09/15/26(b)	200 M	197,672
CSC Holdings LLC 10.875%, 10/15/25(b)	100 M	121,750
Frontier Communications Corp. 11%, 09/15/25	82 M	76,567
SFR Group SA 7.375%, 05/01/26(b)	82 M	88,816
Sprint Corp. 7.875%, 09/15/23	82 M	94,812
Telesat Canada / Telesat LLC 8.875%, 11/15/24(b)	70 M	78,400
Time Warner, Inc. 3.8%, 02/15/27	250 M	249,363
		1,830,210
Consumer Cyclical 5.0%
Amazon.com, Inc. 4.95%, 12/05/44	250 M	292,277
DR Horton, Inc. 4.75%, 02/15/23	75 M	81,254
General Motors Financial Co., Inc. 3.2%, 07/06/21	100 M	100,960
Macy's Retail Holdings, Inc. 2.875%, 02/15/23	200 M	185,624

28	The accompanying notes are an integral part of the financial statements.

Sentinel Unconstrained Bond Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
McDonald's Corp. 3.7%, 01/30/26	250 M	$260,435
QVC, Inc. 5.45%, 08/15/34	140 M	131,074
Walgreens Boots Alliance, Inc. 3.45%, 06/01/26	250 M	249,853
Wynn Las Vegas LLC 5.5%, 03/01/25(b)	50 M	52,875
		1,354,352
Consumer Non-Cyclical 4.5%
Abbott Laboratories 4.9%, 11/30/46	200 M	212,764
Anheuser-Busch InBev Finance, Inc. 4.9%, 02/01/46	250 M	277,153
Cardinal Health, Inc. 4.9%, 09/15/45	120 M	126,824
DaVita, Inc. 5.125%, 07/15/24	82 M	83,435
Express Scripts Holding Co. 3.4%, 03/01/27	150 M	144,622
HCA, Inc. 5.375%, 02/01/25	70 M	73,587
Medtronic, Inc. 3.5%, 03/15/25	250 M	260,675
Zoetis, Inc. 3.25%, 02/01/23	35 M	36,047
		1,215,107
Energy 0.2%

Sabine Pass Liquefaction LLC 5.625%, 03/01/25	50 M	55,490
Financials 2.2%
Bank of America Corp. 3.248%, 10/21/27	250 M	242,239
Citizens Financial Group, Inc. 4.3%, 12/03/25	49 M	51,294
Icahn Enterprises LP 5.875%, 02/01/22	50 M	51,187
JPMorgan Chase & Co 2.95%, 10/01/26	250 M	241,728
		586,448
Insurance 2.3%
Chubb INA Holdings, Inc. 3.35%, 05/03/26	250 M	257,869
Manulife Financial Corp. 4.15%, 03/04/26	85 M	90,404
MetLife, Inc. 4.6%, 05/13/46	250 M	274,090
		622,363
Real Estate 1.2%
HCP, Inc. 4%, 06/01/25	200 M	204,890
Retail Opportunity Investments Partnership LP 5%, 12/15/23	125 M	130,579
		335,469
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Technology 1.9%
KLA-Tencor Corp. 4.65%, 11/01/24	200 M	$216,604
Microsoft Corp. 2.4%, 08/08/26	250 M	240,828
Nuance Communications, Inc. 5.625%, 12/15/26(b)	50 M	52,625
		510,057
Transportation 0.2%
XPO Logistics, Inc. 6.5%, 06/15/22(b)	50 M	53,085
Utilities 0.7%
Electricite de France SA 3.625%, 10/13/25(b)	200 M	205,005
Total Domestic Corporate Bonds (Cost $7,391,588)		7,557,016
Bank Loans 0.4%
Consumer Discretionary 0.1%
J Crew Group, Inc. 4.22%, 03/05/21(c)	50 M	33,861
Technology 0.3%
Micron Technology, Inc. 3.72%, 04/26/22(d)	69 M	70,147
Total Bank Loans (Cost $97,863)		104,008
Asset Backed Securities 1.0%
Nomad CLO Ltd. 2.3584%, 01/15/25(b)	162 M	162,543
Taco Bell Funding, LLC 3.832%, 05/25/26(b)	99 M	101,361
Total Asset Backed Securities (Cost $261,828)		263,904

		Value
	Shares	(Note 2)
Domestic Exchange Traded Funds 15.8%
Bond Funds 15.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,567	2,473,182
SPDR Barclays Short Term Corporate Bond ETF	58,924	1,807,199
Total Domestic Exchange Traded Funds (Cost $4,163,528)		4,280,381
Institutional Money Market Funds 34.6%
State Street Institutional U.S.
Government Money Market Fund
Premier Class (Cost $9,384,743)	9,384,743	9,384,743
Total Investments 101.0% (Cost $27,194,132)†		27,398,255

Excess of Liabilities Over Other Assets (1.0)%		(274,336)

Net Assets 100.0%		$27,123,919

†	Cost for federal income tax purposes is $27,194,132. At May 31, 2017 unrealized appreciation for federal income tax purposes aggregated $204,123 of which $332,193 related to appreciated securities and $128,070 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the market value of rule 144A securities amounted to $1,287,049 or 4.75% of net assets.

(c)	J Crew Group, Inc. has a variable interest rate that floats quarterly and is adjusted in March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 3.00%.

(d)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 2.5%.

The accompanying notes are an integral part of the financial statements.	29

Statement of Assets and Liabilities

at May 31, 2017 (Unaudited)

		Common	Government	International
	Balanced	Stock	Securities	Equity
Assets
Investments at value	$349,491,958	$2,064,347,050	$181,540,329	$203,661,221
Cash	2	6	2	19,005
Receivable for securities sold	–	13,442,462	–	–
Receivable for fund shares sold	543,479	891,362	44,646	701,060
Receivable for interest	130,138	–	526,356	–
Receivable for dividends	477,407	4,169,890	–	347,779
Receivable for dividend tax reclaims	–	263,497	–	385,161
Receivable from Fund Advisor	–	1,424	–	–
Total Assets	350,642,984	2,083,115,691	182,111,333	205,114,226

Liabilities
Payable for securities purchased	5,058,187	7,748,450	5,804,707	–
Payable for fund shares repurchased	988,424	6,628,173	175,750	336,942
Accrued expenses	91,053	309,460	81,517	75,897
Management fee payable	154,474	1,010,996	67,695	117,617
Distribution fee payable (Class A Shares)	58,429	288,933	23,532	27,779
Distribution fee payable (Class C Shares)	40,323	72,898	13,935	6,051
Fund accounting fee payable	10,782	64,716	5,555	6,205
Directors' and Chief Compliance Officer's fees payable	2,218	4,316	769	1,000
Deferred compensation (see note 3)	183,329	968,066	258,578	94,637
Payable for estimated foreign taxes on unrealized capital gains	–	–	–	51,265
Total Liabilities	6,587,219	17,096,008	6,432,038	717,393
Net Assets	$344,055,765	$2,066,019,683	$175,679,295	$204,396,833

Net Assets Represent
Capital stock at par value	$163,707	$468,314	$180,129	$109,921
Paid-in capital	222,847,471	889,155,501	232,753,814	166,169,167
Accumulated undistributed (distributions in excess of) net investment income (loss)	(56,893)	3,839,096	(1,107,352)	666,342
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	3,662,129	103,363,075	(58,419,470)	(1,926,794)
Unrealized appreciation (depreciation) of investments and foreign exchange	117,439,351	1,069,193,697	2,272,174	39,378,197
Net Assets	$344,055,765	$2,066,019,683	$175,679,295	$204,396,833
Investments at Cost	$232,052,607	$995,153,353	$179,268,155	$164,227,752

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$275,314,813	$1,365,050,530	$137,660,429	$132,725,220
Shares Outstanding	13,099,983	30,876,238	14,116,805	7,097,842
Net Asset Value per Share	$21.02	$44.21	$9.75	$18.70
Sales Charge	1.11	2.33	0.22	0.98
Maximum Offering Price**	$22.13	$46.54	$9.97	$19.68
Class C Shares*
Net Assets Applicable to Class C Shares/	$47,511,264	$84,483,101	$15,983,345	$7,391,999
Shares Outstanding	2,254,643	2,004,177	1,637,064	418,340
Net Asset Value per Share***	$21.07	$42.15	$9.76	$17.67
Class I Shares*
Net Assets Applicable to Class I Shares/	$21,229,688	$579,525,133	$22,035,521	$64,279,614
Shares Outstanding	1,016,083	13,115,821	2,259,068	3,475,941
Net Asset Value per Share***	$20.89	$44.19	$9.75	$18.49
Class R6 Shares*
Net Assets Applicable to Class R6 Shares/	N/A	$36,960,919	N/A	N/A
Shares Outstanding	N/A	835,136	N/A	N/A
Net Asset Value per Share***	N/A	$44.26	N/A	N/A

See notes to Statement of Assets and Liabilities at the end of the schedule.

Amounts designated as "-" are either $0 or have been rounded to $0.

30	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

	Low Duration	Multi-Asset	Small	Sustainable Core
	Bond	Income	Company	Opportunities
Assets
Investments at value	$299,604,452	$285,727,629	$1,156,442,807	$387,224,154
Cash	6,465	13,520	–	478
Cash collateral with futures commission merchant	174,727	–	–	–
Receivable for securities sold	–	1,280,054	4,033,608	415,385
Receivable for fund shares sold	563,735	152,024	2,269,800	163,904
Receivable for interest	1,269,894	1,595,852	–	–
Receivable for dividends	–	–	480,294	627,482
Receivable for dividend tax reclaims	–	11,171	5,736	32,335
Receivable for securities lending income	2,445	12,520	–	–
Receivable from Fund Advisor	–	–	460	–
Total Assets	301,621,718	288,792,770	1,163,232,705	388,463,738

Liabilities
Payable for securities purchased	–	6,788,238	2,439,185	924,614
Payable for collateral on securities loaned	–	2,864,470	–	–
Payable for fund shares repurchased	812,759	2,590,170	6,440,114	213,264
Accrued expenses	103,549	101,087	300,550	79,370
Management fee payable	115,613	128,707	633,733	228,405
Distribution fee payable (Class A Shares)	18,369	24,499	144,665	75,479
Distribution fee payable (Class C Shares)	–	78,973	93,489	–
Distribution fee payable (Class S Shares)	84,092	–	–	–
Fund accounting fee payable	9,488	8,879	36,455	12,049
Directors' and Chief Compliance Officer's fees payable	371	1,147	3,286	1,047
Deferred compensation (see note 3)	464,844	125,904	815,483	90,920
Variation margin payable on futures contracts	5,391	–	–	–
Total Liabilities	1,614,476	12,712,074	10,906,960	1,625,148
Net Assets	$300,007,242	$276,080,696	$1,152,325,745	$386,838,590

Net Assets Represent
Capital stock at par value	$353,315	$222,413	$2,336,956	$167,129
Paid-in capital	425,270,379	267,512,180	881,385,832	255,764,120
Accumulated undistributed (distributions in excess of) net investment income (loss)	(927,130)	(220,159)	(6,038,729)	1,190,234
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(127,271,784)	(501,143)	100,051,874	5,335,480
Unrealized appreciation (depreciation) of investments and foreign exchange	2,582,462	9,067,405	174,589,812	124,381,627
Net Assets	$300,007,242	$276,080,696	$1,152,325,745	$386,838,590
Investments at Cost	$297,004,155	$276,659,099	$981,852,995	$262,842,527

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$85,815,097	$113,294,399	$675,709,242	$358,115,373
Shares Outstanding	10,118,543	9,103,184	132,357,845	15,476,085
Net Asset Value per Share	$8.48	$12.45	$5.11	$23.14
Sales Charge	0.09	0.66	0.27	1.22
Maximum Offering Price**	$8.57	$13.11	$5.38	$24.36
Class C Shares*
Net Assets Applicable to Class C Shares/	N/A	$91,766,192	$108,687,267	N/A
Shares Outstanding	N/A	7,415,433	34,202,712	N/A
Net Asset Value per Share***	N/A	$12.38	$3.18	N/A
Class I Shares*
Net Assets Applicable to Class I Shares/	$17,812,988	$71,020,105	$335,343,450	$28,723,217
Shares Outstanding	2,096,381	5,722,645	60,843,694	1,236,845
Net Asset Value per Share***	$8.50	$12.41	$5.51	$23.22
Class R6 Shares*
Net Assets Applicable to Class R6 Shares/	N/A	N/A	$32,585,786	N/A
Shares Outstanding	N/A	N/A	6,291,395	N/A
Net Asset Value per Share***	N/A	N/A	$5.18	N/A
Class S Shares*
Net Assets Applicable to Class S Shares/	$196,379,157	N/A	N/A	N/A
Shares Outstanding	23,116,582	N/A	N/A	N/A
Net Asset Value per Share***	$8.50	N/A	N/A	N/A

See notes to Statement of Assets and Liabilities at the end of the schedule. Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.	31

Statement of Assets and Liabilities

	Total Return	Unconstrained
	Bond	Bond
Assets
Investments at value	$230,814,564	$27,398,255
Cash	4,765	31
Cash collateral with futures commission merchant	419,020	–
Receivable for securities sold	14,214,028	144,466
Receivable for fund shares sold	152,837	–
Receivable for interest	1,346,839	105,387
Receivable for securities lending income	306	1,438
Receivable from Fund Advisor	6,005	–
Total Assets	246,958,364	27,649,577

Liabilities
Payable for securities purchased	6,567,984	451,934
Payable for fund shares repurchased	1,615,969	32,507
Accrued expenses	101,874	20,197
Management fee payable	112,515	17,024
Distribution fee payable (Class A Shares)	9,912	31
Distribution fee payable (Class C Shares)	18,081	116
Fund accounting fee payable	7,683	838
Directors' and Chief Compliance Officer's fees payable	114	169
Deferred compensation (see note 3)	94,263	2,842
Variation margin payable on futures contracts	46,188	–
Total Liabilities	8,574,583	525,658
Net Assets	$238,383,781	$27,123,919

Net Assets Represent
Capital stock at par value	$229,051	$27,344
Paid-in capital	266,937,813	27,285,510
Accumulated undistributed (distributions in excess of) net investment income (loss)	(584,413)	(33,862)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(32,605,732)	(359,196)
Unrealized appreciation (depreciation) of investments and foreign exchange	4,407,062	204,123
Net Assets	$238,383,781	$27,123,919
Investments at Cost	$226,317,188	$27,194,132

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$57,323,003	$5,658,042
Shares Outstanding	5,509,656	570,931
Net Asset Value per Share	$10.40	$9.91
Sales Charge	0.24	0.23
Maximum Offering Price**	$10.64	$10.14
Class C Shares*
Net Assets Applicable to Class C Shares/	$20,615,420	$1,636,996
Shares Outstanding	1,987,049	165,762
Net Asset Value per Share***	$10.37	$9.88
Class I Shares*
Net Assets Applicable to Class I Shares/	$159,201,974	$19,828,881
Shares Outstanding	15,288,945	1,997,747
Net Asset Value per Share***	$10.41	$9.93
Class R3 Shares*
Net Assets Applicable to Class R3 Shares/	$620,369	N/A
Shares Outstanding	59,627	N/A
Net Asset Value per Share***	$10.40	N/A
Class R6 Shares*
Net Assets Applicable to Class R6 Shares/	$623,015	N/A
Shares Outstanding	59,830	N/A
Net Asset Value per Share***	$10.41	N/A

See notes to Statement of Assets and Liabilities at the end of the schedule.

Amounts designated as "-" are either $0 or have been rounded to $0.

32	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

*	The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

**	For the Balanced Fund, Common Stock Fund, International Equity Fund, Multi-Asset Income Fund, Small Company Fund and Sustainable Core Opportunities Fund, the maximum offering price is 1000/950 times the net asset value per share. For the Government Securities Fund, Total Return Bond Fund and Unconstrained Bond Fund, the maximum offering price is 1000/977.5 times the net asset value per share. For the Low Duration Bond Fund, the maximum offering price is 1000/990 times the net asset value per share.

***	The maximum offering price is equal to the net asset value.

The accompanying notes are an integral part of the financial statements.	33

Statement of Operations

For the Fiscal Six Months Ended May 31, 2017 (Unaudited)

			Common	Government	International	Low Duration
	Balanced		Stock	Securities	Equity	Bond
Investment Income
Dividends	$2,802,050	*	$21,338,102 *	$11,841	$2,615,333 *	$734,809
Interest	575,183		82,754	2,253,959	5,602	1,919,096
Securities Lending (Net of lending agent fees)	–		–	–	–	7,963
Total Income	$3,377,233		$21,420,856	$2,265,800	$2,620,935	$2,661,868
Expenses
Management advisory fee	885,831		5,894,944	415,362	625,591	725,629
Transfer agent fees (Class A Shares)	199,548		725,856	122,773	158,312	82,237
Transfer agent fees (Class C Shares)	29,930		52,923	13,747	12,265	–
Transfer agent fees (Class I Shares)	6,474		218,481	14,759	29,567	4,152
Transfer agent fees (Class R3 Shares)	–		–	–	–	–
Transfer agent fees (Class R6 Shares)	–		86	–	–	–
Transfer agent fees (Class S Shares)	–		–	–	–	22,035
Custodian fees	19,500		81,050	7,600	30,150	22,300
Distribution expense (Class A Shares)	337,573		1,693,136	142,685	152,652	112,289
Distribution expense (Class C Shares)	229,491		428,547	91,127	32,295	–
Distribution expense (Class R3 Shares)	–		–	–	–	–
Distribution expense (Class S Shares)	–		–	–	–	530,695
Accounting and administration services	61,736		376,166	34,083	33,000	59,542
Auditing fees	15,200		47,150	6,750	8,300	15,250
Legal fees	6,650		31,750	3,150	4,125	5,350
Reports and notices to shareholders	8,100		33,000	1,800	7,000	3,350
Registration and filing fees (Class A Shares)	12,600		18,555	12,631	11,870	10,218
Registration and filing fees (Class C Shares)	11,364		11,888	8,442	11,095	–
Registration and filing fees (Class I Shares)	5,810		16,784	9,051	8,411	10,579
Registration and filing fees (Class R3 Shares)	–		–	–	–	–
Registration and filing fees (Class R6 Shares)	–		6,898	–	–	–
Registration and filing fees (Class S Shares)	–		–	–	–	15,188
Directors' and Chief Compliance Officer's fees and expenses	47,807		278,111	35,929	24,659	64,644
Other	11,078		40,232	3,112	30,129	2,805
Total Expenses	1,888,692		9,955,557	923,001	1,179,421	1,686,263
Expense Reimbursements/Waivers	–		(10,355)	–	–	–
Net Expenses	1,888,692		9,945,202	923,001	1,179,421	1,686,263
Net Investment Income (Loss)	1,488,541		11,475,654	1,342,799	1,441,514	975,605

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	3,771,082		105,990,986	57,401	(1,641,059)	88,348
Futures contracts	–		–	–	–	(112,803)
Short sales	–		–	(19,766)	–	–
Foreign currency transactions	(47)		(461)	–	(56,059)	–
Net realized gain (loss)	3,771,035		105,990,525	37,635	(1,697,118)	(24,455)
Net change in unrealized appreciation (depreciation) during the period:
Investments	20,947,606		107,389,721	979,846	35,178,032 **	3,335,295
Futures contracts	–		–	–	–	(17,835)
Foreign currency translations	–		–	–	41,335	–
Net change in unrealized appreciation (depreciation)	20,947,606		107,389,721	979,846	35,219,367	3,317,460
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations	24,718,641		213,380,246	1,017,481	33,522,249	3,293,005
Net Increase (Decrease) in Net Assets from Operations	$26,207,182		$224,855,900	$2,360,280	$34,963,763	$4,268,610

*	Net of foreign tax withholding of $4,881 in the Sentinel Balanced Fund, $40,194 in the Sentinel Common Stock Fund, $35,014 in the Sentinel International Equity Fund, $6,600 in the Sentinel Small Company Fund and $9,969 in the Sentinel Sustainable Core Opportunities Fund.
**	Net of foreign taxes on unrealized capital gains of $51,265.

Amounts designated as "-" are either $0 or have been rounded to $0.

34	The accompanying notes are an integral part of the financial statements.

Statement of Operations

	Multi-Asset	Small	Sustainable Core		Total Return	Unconstrained
	Income	Company	Opportunities		Bond	Bond
Investment Income
Dividends	$2,869,908	$3,506,548 *	$3,439,437	*	$1,332,295	$77,721
Interest	2,408,995	354,559	13,689		3,081,880	197,547
Securities Lending (Net of lending agent fees)	78,225	–	–		12,083	4,841
Total Income	$5,357,128	$3,861,107	$3,453,126		$4,426,258	$280,109
Expenses
Management advisory fee	789,559	3,625,568	1,316,144		809,466	99,380
Transfer agent fees (Class A Shares)	81,370	625,291	235,734		46,668	301
Transfer agent fees (Class C Shares)	51,764	81,633	–		15,957	139
Transfer agent fees (Class I Shares)	65,459	148,910	6,694		125,264	474
Transfer agent fees (Class R3 Shares)	–	–	–		5	–
Transfer agent fees (Class R6 Shares)	–	212	–		5	–
Transfer agent fees (Class S Shares)	–	–	–		–	–
Custodian fees	18,950	44,325	17,900		12,565	6,075
Distribution expense (Class A Shares)	149,589	849,773	436,649		65,995	139
Distribution expense (Class C Shares)	490,896	546,322	–		127,148	840
Distribution expense (Class R3 Shares)	–	–	–		– +	–
Distribution expense (Class S Shares)	–	–	–		–	–
Accounting and administration services	54,626	206,988	69,426		56,096	4,893
Auditing fees	20,500	50,500	16,800		12,800	6,150
Legal fees	7,150	24,600	6,450		2,890	475
Reports and notices to shareholders	12,000	54,750	11,400		10,025	650
Registration and filing fees (Class A Shares)	20,424	21,909	18,937		6,554	6,878
Registration and filing fees (Class C Shares)	16,058	12,422	–		6,978	6,765
Registration and filing fees (Class I Shares)	10,238	22,668	11,890		11,523	7,409
Registration and filing fees (Class R3 Shares)	–	–	–		6,715	–
Registration and filing fees (Class R6 Shares)	–	6,853	–		6,715	–
Registration and filing fees (Class S Shares)	–	–	–		–	–
Directors' and Chief Compliance Officer's fees and expenses	38,920	170,440	44,352		35,387	2,850
Other	9,195	21,433	4,211		12,637	3,929
Total Expenses	1,836,698	6,514,597	2,196,587		1,371,393	147,347
Expense Reimbursements/Waivers	–	(8,115)	–		(39,660)	–
Net Expenses	1,836,698	6,506,482	2,196,587		1,331,733	147,347
Net Investment Income (Loss)	3,520,430	(2,645,375)	1,256,539		3,094,525	132,762

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	(451,430)	103,548,997	5,632,599		2,530,731	6,691
Futures contracts	–	–	–		(566,084)	51,744
Short sales	–	–	–		–	–
Foreign currency transactions	(893)	–	158		–	–
Net realized gain (loss)	(452,323)	103,548,997	5,632,757		1,964,647	58,435
Net change in unrealized appreciation (depreciation) during the period:
Investments	10,093,957	(27,410,155)	33,097,078		3,278,861	343,746
Futures contracts	–	–	–		(206,007)	(22,037)
Foreign currency translations	1,450	–	–		–	–
Net change in unrealized appreciation (depreciation)	10,095,407	(27,410,155)	33,097,078		3,072,854	321,709
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations	9,643,084	76,138,842	38,729,835		5,037,501	380,144
Net Increase (Decrease) in Net Assets from Operations	$13,163,514	$73,493,467	$39,986,374		$8,132,026	$512,906

+ The Sentinel Total Return Bond Class R3 did not incur any distribution expense for the fiscal six months ended May 31, 2017 because NLV Financial Corporation and its affiliates owned 100% of the shares outstanding for the entire the period and do not get charged a distribution fee.

The accompanying notes are an integral part of the financial statements.	35

Statement of Changes in Net Assets

	Balanced		Common Stock
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/17	Year Ended	05/31/17	Year Ended
	(Unaudited)	11/30/16	(Unaudited)	11/30/16
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,488,541	$3,476,233	$11,475,654	$28,782,872
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	3,771,035	2,775,604	105,990,525	115,779,861
Net change in unrealized appreciation (depreciation)	20,947,606	8,122,265	107,389,721	5,723,736
Net increase (decrease) in net assets from operations	26,207,182	14,374,102	224,855,900	150,286,469

Distributions to Shareholders
From net investment income
Class A Shares	(1,849,060)	(5,903,448)	(9,238,312)	(35,777,405)
Class C Shares	(141,516)	(557,296)	(276,540)	(1,690,016)
Class I Shares	(145,484)	(306,472)	(4,670,976)	(19,023,933)
Class R6 Shares	–	–	(229,282)	(588,231)
Class S Shares	–	–	–	–
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(1,736,894)	(8,375,703)	(77,329,736)	(88,022,127)
Class C Shares	(284,357)	(1,138,389)	(5,018,041)	(5,826,909)
Class I Shares	(102,948)	(402,692)	(31,927,618)	(42,756,022)
Class R6 Shares	–	–	(1,506,542)	(1,116,259)
Total distributions to shareholders	(4,260,259)	(16,684,000)	(130,197,047)	(194,800,902)

From Capital Share Transactions (see Note 4)
Net proceeds from sales of shares
Class A Shares	14,839,603	29,691,528	38,955,888	79,630,789
Class C Shares	6,188,067	12,858,314	7,067,992	8,735,036
Class I Shares	9,101,255	7,158,331	73,639,745	95,152,331
Class R6 Shares	–	–	14,760,482	21,445,402
Class S Shares	–	–	–	–
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	3,407,640	13,537,834	76,666,257	108,807,856
Class C Shares	399,253	1,594,901	5,037,333	7,117,912
Class I Shares	210,762	607,739	29,692,823	49,976,190
Class R6 Shares	–	–	1,735,824	1,704,490
Class S Shares	–	–	–	–
	34,146,580	65,448,647	247,556,344	372,570,006
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(25,595,688)	(39,491,955)	(163,987,750)	(227,322,184)
Class C Shares	(5,154,936)	(6,674,997)	(14,678,412)	(20,322,699)
Class I Shares	(3,740,621)	(5,727,660)	(103,291,424)	(266,012,904)
Class R6 Shares	–	–	(10,881,585)	(11,518,479)
Class S Shares	–	–	–	–
Increase (decrease) in net assets from capital stock transactions	(344,665)	13,554,035	(45,282,827)	(152,606,260)
Total Increase (Decrease) in Net Assets for period	21,062,258	11,244,137	49,376,026	(197,120,693)
Net Assets: Beginning of period	$322,453,507	$311,209,370	$2,016,643,657	$2,213,764,350
Net Assets: End of period	$344,055,765	$322,453,507	$2,066,019,683	$2,016,643,657
Accumulated Undistributed Net Investment Income (Loss)	$(56,893)	$590,626	$3,839,096	$6,778,552

Amounts designated as "-" are either $0 or have been rounded to $0.

36	The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Government Securities		International Equity		Low Duration Bond
	For the Fiscal		For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/17	Year Ended	05/31/17	Year Ended	05/31/17	Year Ended
	(Unaudited)	11/30/16	(Unaudited)	11/30/16	(Unaudited)	11/30/16
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,342,799	$3,654,696	$1,441,514	$1,716,938	$975,605	$6,178,535
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	37,635	8,407	(1,697,118)	(534,656)	(24,455)	(5,958,348)
Net change in unrealized appreciation (depreciation)	979,846	(2,350,516)	35,219,367	(9,079,558)	3,317,460	1,339,940
Net increase (decrease) in net assets from operations	2,360,280	1,312,587	34,963,763	(7,897,276)	4,268,610	1,560,127

Distributions to Shareholders
From net investment income
Class A Shares	(1,929,630)	(4,307,434)	(764,366)	(813,762)	(507,120)	(2,130,933)
Class C Shares	(171,419)	(399,329)	–	–	–	–
Class I Shares	(344,420)	(870,054)	(486,213)	(163,018)	(147,978)	(860,829)
Class R6 Shares	–	–	–	–	–	–
Class S Shares	–	–	–	–	(1,090,718)	(4,922,936)
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	–	–	–	(3,278,878)	–	–
Class C Shares	–	–	–	(146,299)	–	–
Class I Shares	–	–	–	(435,123)	–	–
Class R6 Shares	–	–	–	–	–	–
Total distributions to shareholders	(2,445,469)	(5,576,817)	(1,250,579)	(4,837,080)	(1,745,816)	(7,914,698)

From Capital Share Transactions (see Note 4)
Net proceeds from sales of shares
Class A Shares	5,600,843	24,614,152	11,070,673	25,111,407	6,073,250	19,495,835
Class C Shares	138,842	2,068,296	1,501,871	2,310,222	–	–
Class I Shares	5,801,134	21,195,509	25,126,832	41,542,080	9,355,701	5,124,239
Class R6 Shares	–	–	–	–	–	–
Class S Shares	–	–	–	–	7,509,326	49,214,306
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	1,545,015	3,325,630	688,604	3,919,623	449,467	1,923,945
Class C Shares	134,366	307,980	–	142,064	–	–
Class I Shares	316,882	800,621	468,087	545,916	138,089	810,670
Class R6 Shares	–	–	–	–	–	–
Class S Shares	–	–	–	–	1,040,554	4,718,391
	13,537,082	52,312,188	38,856,067	73,571,312	24,566,387	81,287,386
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(23,571,518)	(60,102,480)	(16,640,891)	(17,785,789)	(19,578,949)	(39,542,564)
Class C Shares	(5,217,713)	(6,635,019)	(1,200,391)	(835,594)	–	–
Class I Shares	(7,631,758)	(27,001,119)	(11,351,499)	(14,105,725)	(9,618,434)	(35,348,983)
Class R6 Shares	–	–	–	–	–	–
Class S Shares	–	–	–	–	(48,986,853)	(157,013,852)
Increase (decrease) in net assets from capital stock transactions	(22,883,907)	(41,426,430)	9,663,286	40,844,204	(53,617,849)	(150,618,013)
Total Increase (Decrease) in Net Assets for period	(22,969,096)	(45,690,660)	43,376,470	28,109,848	(51,095,055)	(156,972,584)
Net Assets: Beginning of period	$198,648,391	$244,339,051	$161,020,363	$132,910,515	$351,102,297	$508,074,881
Net Assets: End of period	$175,679,295	$198,648,391	$204,396,833	$161,020,363	$300,007,242	$351,102,297
Accumulated Undistributed Net Investment Income (Loss)	$(1,107,352)	$(4,682)	$666,342	$475,407	$(927,130)	$(156,919)

The accompanying notes are an integral part of the financial statements.	37

Statement of Changes in Net Assets

	Multi-Asset Income		Small Company
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/17	Year Ended	05/31/17	Year Ended
	(Unaudited)	11/30/16	(Unaudited)	11/30/16
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,520,430	$7,900,022	$(2,645,375)	$(3,537,031)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(452,323)	2,816,966	103,548,997	89,651,921
Net change in unrealized appreciation (depreciation)	10,095,407	2,167,586	(27,410,155)	34,009,436
Net increase (decrease) in net assets from operations	13,163,514	12,884,574	73,493,467	120,124,326

Distributions to Shareholders
From net investment income
Class A Shares	(1,536,671)	(3,804,134)	–	–
Class C Shares	(997,921)	(2,493,853)	–	–
Class I Shares	(1,118,618)	(1,952,874)	–	–
Class R3 Shares	–	–	–	–
Class R6 Shares	–	–	–	–
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(897,387)	(8,370,582)	(54,248,125)	(99,287,043)
Class C Shares	(798,538)	(7,183,716)	(13,229,418)	(24,962,262)
Class I Shares	(597,175)	(3,316,347)	(20,710,154)	(34,832,569)
Class R6 Shares	–	–	(1,025,672)	(106,313)
Return of capital
Class A Shares	–	–	–	–
Class C Shares	–	–	–	–
Class I Shares	–	–	–	–
Class R3 Shares	–	–	–	–
Class R6 Shares	–	–	–	–
Total distributions to shareholders	(5,946,310)	(27,121,506)	(89,213,369)	(159,188,187)

From Capital Share Transactions (see Note 4)
Net proceeds from sales of shares
Class A Shares	12,652,004	32,131,589	44,804,972	61,857,550
Class C Shares	4,727,564	16,899,594	11,214,674	9,681,443
Class I Shares	24,213,924	39,644,173	118,757,522	81,203,549
Class R3 Shares	–	–	–	–
Class R6 Shares	–	–	20,728,802	12,035,697
Net asset value of shares issued in share reorganizations (see Note 5)
Class A Shares	–	–	–	97,558,873
Class C Shares	–	–	–	8,942,615
Class I Shares	–	–	–	5,382,625
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	2,213,816	11,049,560	50,274,452	91,333,636
Class C Shares	1,499,795	8,013,354	12,714,176	23,881,812
Class I Shares	1,247,189	3,640,014	16,678,996	27,513,172
Class R3 Shares	–	–	–	–
Class R6 Shares	–	–	1,025,672	106,313
	46,554,292	111,378,284	276,199,266	419,497,285
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(30,045,853)	(38,002,917)	(96,288,395)	(140,182,495)
Class C Shares	(22,632,985)	(22,793,696)	(19,750,616)	(26,656,802)
Class I Shares	(27,672,396)	(20,111,918)	(56,820,229)	(71,757,069)
Class R3 Shares	–	–	–	–
Class R6 Shares	–	–	(2,426,258)	(902,962)
Increase (decrease) in net assets from capital stock	(33,796,942)	30,469,753	100,913,768	179,997,957
Total Increase (Decrease) in Net Assets for period	(26,579,738)	16,232,821	85,193,866	140,934,096
Net Assets: Beginning of period	$302,660,434	$286,427,613	$1,067,131,879	$926,197,783
Net Assets: End of period	$276,080,696	$302,660,434	$1,152,325,745	$1,067,131,879
Accumulated Undistributed Net Investment Income (Loss)	$(220,159)	$(87,379)	$(6,038,729)	$(3,393,354)

Amounts designated as "-" are either $0 or have been rounded to $0.

38	The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Sustainable Core Opportunities		Total Return Bond		Unconstrained Bond
	For the Fiscal		For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/17	Year Ended	05/31/17	Year Ended	05/31/17	Year Ended
	(Unaudited)	11/30/16	(Unaudited)	11/30/16	(Unaudited)	11/30/16
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,256,539	$2,776,135	$3,094,525	$10,924,802	$132,762	$315,986
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	5,632,757	4,319,379	1,964,647	(12,253,971)	58,435	(357,499)
Net change in unrealized appreciation (depreciation)	33,097,078	14,727,631	3,072,854	12,045,484	321,709	555,785
Net increase (decrease) in net assets from operations	39,986,374	21,823,145	8,132,026	10,716,315	512,906	514,272

Distributions to Shareholders
From net investment income
Class A Shares	(2,377,474)	(4,474,311)	(780,998)	(3,815,602)	(29,130)	(71,662)
Class C Shares	–	–	(191,045)	(497,955)	(4,386)	(12,684)
Class I Shares	(221,497)	(337,144)	(2,633,231)	(8,927,701)	(132,101)	(300,800)
Class R3 Shares	–	–	(7,283)	(13,448)	–	–
Class R6 Shares	–	–	(7,956)	(14,632)	–	–
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(4,101,378)	(2,179,023)	–	–	–	(8,936)
Class C Shares	–	–	–	–	–	(2,951)
Class I Shares	(279,086)	(143,886)	–	–	–	(33,721)
Class R6 Shares	–	–	–	–	–	–
Return of capital
Class A Shares	–	–	–	–	–	–
Class C Shares	–	–	–	–	–	–
Class I Shares	–	–	–	–	–	–
Class R3 Shares	–	–	–	–	–	–
Class R6 Shares	–	–	–	–	–	–
Total distributions to shareholders	(6,979,435)	(7,134,364)	(3,620,513)	(13,269,338)	(165,617)	(430,754)

From Capital Share Transactions (see Note 4)
Net proceeds from sales of shares
Class A Shares	4,164,722	8,022,869	8,629,313	41,880,984	429,938	35,764
Class C Shares	–	–	482,851	4,139,515	52,274	70,000
Class I Shares	8,073,499	3,820,607	32,240,827	128,444,099	–	466,495
Class R3 Shares	–	–	–	–	–	–
Class R6 Shares	–	–	–	–	–	–
Net asset value of shares issued in share reorganizations (see Note 5)
Class A Shares	–	116,823,960	–	–	–	–
Class C Shares	–	–	–	–	–	–
Class I Shares	–	5,888,166	–	–	–	–
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	6,311,404	6,451,037	683,099	3,566,841	29,130	80,597
Class C Shares	–	–	182,650	480,800	4,386	15,636
Class I Shares	412,961	437,802	2,109,823	6,633,825	130,917	331,845
Class R3 Shares	–	–	7,283	13,448	–	–
Class R6 Shares	–	–	7,956	14,632	–	–
	18,962,586	141,444,441	44,343,802	185,174,144	646,645	1,000,337
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(23,816,006)	(29,175,550)	(45,355,878)	(268,245,578)	(800)	(5,803)
Class C Shares	–	–	(11,286,050)	(15,791,469)	(88,959)	(93,167)
Class I Shares	(3,907,189)	(4,153,690)	(158,315,872)	(326,207,389)	(274,923)	(30,345)
Class R3 Shares	–	–	–	–	–	–
Class R6 Shares	–	–	–	–	–	–
Increase (decrease) in net assets from capital stock	(8,760,609)	108,115,201	(170,613,998)	(425,070,292)	281,963	871,022
Total Increase (Decrease) in Net Assets for period	24,246,330	122,803,982	(166,102,485)	(427,623,315)	629,252	954,540
Net Assets: Beginning of period	$362,592,260	$239,788,278	$404,486,266	$832,109,581	$26,494,667	$25,540,127
Net Assets: End of period	$386,838,590	$362,592,260	$238,383,781	$404,486,266	$27,123,919	$26,494,667
Accumulated Undistributed Net Investment Income (Loss)	$1,190,234	$2,532,666	$(584,413)	$(58,425)	$(33,862)	$(1,007)

The accompanying notes are an integral part of the financial statements.	39

Financial Highlights

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Balanced Class A
	11/30/12	$17.10	$0.23	$1.77	$2.00	$0.30	$0.77	$1.07	$18.03
	11/30/13	18.03	0.23	2.91	3.14	0.26	0.68	0.94	20.23
	11/30/14	20.23	0.26	1.50	1.76	0.26	0.75	1.01	20.98
	11/30/15	20.98	0.43	(0.35)	0.08	0.30	0.89	1.19	19.87
	11/30/16	19.87	0.23	0.66	0.89	0.44	0.64	1.08	19.68
	05/31/17(U)	19.68	0.10	1.51	1.61	0.14	0.13	0.27	21.02
Balanced Class C
	11/30/12	17.15	0.08	1.78	1.86	0.17	0.77	0.94	18.07
	11/30/13	18.07	0.08	2.91	2.99	0.11	0.68	0.79	20.27
	11/30/14	20.27	0.11	1.51	1.62	0.10	0.75	0.85	21.04
	11/30/15	21.04	0.28	(0.35)	(0.07)	0.15	0.89	1.04	19.93
	11/30/16	19.93	0.08	0.66	0.74	0.30	0.64	0.94	19.73
	05/31/17(U)	19.73	0.02	1.51	1.53	0.06	0.13	0.19	21.07
Balanced Class I
	11/30/12	17.04	0.23	1.76	1.99	0.31	0.77	1.08	17.95
	11/30/13	17.95	0.28	2.89	3.17	0.29	0.68	0.97	20.15
	11/30/14	20.15	0.31	1.50	1.81	0.31	0.75	1.06	20.90
	11/30/15	20.90	0.47	(0.34)	0.13	0.36	0.89	1.25	19.78
	11/30/16	19.78	0.27	0.65	0.92	0.49	0.64	1.13	19.57
	05/31/17(U)	19.57	0.13	1.49	1.62	0.17	0.13	0.30	20.89
Common Stock Class A
	11/30/12	31.33	0.38	3.93	4.31	0.37	0.43	0.80	34.84
	11/30/13	34.84	0.44	9.50	9.94	0.43	1.04	1.47	43.31
	11/30/14	43.31	0.56	4.97	5.53	0.58	5.47	6.05	42.79
	11/30/15	42.79	1.01	(0.25)	0.76	0.45	0.02	0.47	43.08
	11/30/16	43.08	0.53	2.43	2.96	1.08	2.68	3.76	42.28
	05/31/17(U)	42.28	0.23	4.45	4.68	0.29	2.46	2.75	44.21
Common Stock Class C
	11/30/12	30.35	0.09	3.81	3.90	0.12	0.43	0.55	33.70
	11/30/13	33.70	0.12	9.18	9.30	0.14	1.04	1.18	41.82
	11/30/14	41.82	0.21	4.78	4.99	0.19	5.47	5.66	41.15
	11/30/15	41.15	0.64	(0.24)	0.40	0.17	0.02	0.19	41.36
	11/30/16	41.36	0.21	2.33	2.54	0.78	2.68	3.46	40.44
	05/31/17(U)	40.44	0.06	4.24	4.30	0.13	2.46	2.59	42.15
Common Stock Class I
	11/30/12	31.33	0.49	3.94	4.43	0.48	0.43	0.91	34.85
	11/30/13	34.85	0.56	9.50	10.06	0.56	1.04	1.60	43.31
	11/30/14	43.31	0.68	4.97	5.65	0.73	5.47	6.20	42.76
	11/30/15	42.76	1.12	(0.25)	0.87	0.55	0.02	0.57	43.06
	11/30/16	43.06	0.64	2.43	3.07	1.19	2.68	3.87	42.26
	05/31/17(U)	42.26	0.29	4.45	4.74	0.35	2.46	2.81	44.19
Common Stock Class R6
	11/30/15(A)	43.01	1.07	(0.51)	0.56	0.46	–	0.46	43.11
	11/30/16	43.11	0.70	2.41	3.11	1.22	2.68	3.90	42.32
	05/31/17(U)	42.32	0.31	4.46	4.77	0.37	2.46	2.83	44.26

40	See notes to Financial Highlights at the end of the schedule.

Financial Highlights

							Ratios/Supplemental Data
							Ratio of expenses to average				Ratio of net investment
				Net assets at			net assets before		Ratio of net		income (loss) to average net
Fund/	Fiscal year	Total		end of	Ratio of expenses		contractual and voluntary		investment income		assets before contractual and		Portfolio
Share	(period	return		period (000	to average net		expense reimbursements		(loss) to average		voluntary expense		turnover
Class	ended)	(%)*		omitted)	assets (%)		(%)**		net assets (%)		reimbursements (%)**		rate (%)
Balanced Class A
	11/30/12	12.30		$221,036	1.11		1.11		1.30		1.30		146
	11/30/13	18.15		267,627	1.06		1.06		1.22		1.22		154
	11/30/14	9.10		278,385	1.07		1.07		1.29		1.29		94
	11/30/15	0.56		263,276	1.04		1.04		2.17	^	2.17	^	86
	11/30/16	4.75		264,910	1.01		1.01		1.20		1.20		45
	05/31/17(U)	8.25	++	275,315	1.04	+	1.04	+	0.98	+	0.98	+	13	++
Balanced Class C
	11/30/12	11.30		16,635	1.94		1.94		0.48		0.48		146
	11/30/13	17.19		30,647	1.86		1.86		0.42		0.42		154
	11/30/14	8.34		32,002	1.82		1.82		0.53		0.53		94
	11/30/15	(0.23)		35,344	1.82		1.82		1.39	^	1.39	^	86
	11/30/16	3.91		43,066	1.78		1.78		0.43		0.43		45
	05/31/17(U)	7.83	++	47,511	1.81	+	1.81	+	0.21	+	0.21	+	13	++
Balanced Class I
	11/30/12	12.25		5,748	1.11		1.11		1.31		1.31		146
	11/30/13	18.46		20,468	0.77		0.77		1.50		1.50		154
	11/30/14	9.43		17,062	0.80		0.80		1.55		1.55		94
	11/30/15	0.79		12,589	0.81		0.81		2.39	^	2.39	^	86
	11/30/16	4.94		14,477	0.81		0.81		1.41		1.41		45
	05/31/17(U)	8.34	++	21,230	0.77	+	0.77	+	1.26	+	1.26	+	13	++
Common Stock Class A
	11/30/12	13.99		1,193,721	1.09		1.09		1.12		1.12		8
	11/30/13	29.53		1,454,446	1.03		1.03		1.15		1.15		12
	11/30/14	13.30		1,577,546	1.00		1.00		1.28		1.28		19
	11/30/15	1.79		1,416,147	0.99		0.99		2.36	^	2.36	^	11
	11/30/16	7.53		1,350,861	1.00		1.00		1.32		1.32		8
	05/31/17(U)	11.63	++	1,365,051	1.03	+	1.03	+	1.08	+	1.08	+	5	++
Common Stock Class C
	11/30/12	13.03		51,460	1.93		1.93		0.28		0.28		8
	11/30/13	28.47		78,259	1.84		1.84		0.32		0.32		12
	11/30/14	12.40		90,784	1.79		1.79		0.50		0.50		19
	11/30/15	0.98		89,890	1.78		1.78		1.57	^	1.57	^	11
	11/30/16	6.71		83,246	1.79		1.79		0.54		0.54		8
	05/31/17(U)	11.17	++	84,483	1.83	+	1.83	+	0.27	+	0.27	+	5	++
Common Stock Class I
	11/30/12	14.38		684,658	0.75		0.75		1.47		1.47		8
	11/30/13	29.93		941,223	0.72		0.72		1.45		1.45		12
	11/30/14	13.61		932,941	0.72		0.72		1.55		1.55		19
	11/30/15	2.07		689,502	0.71		0.71		2.63	^	2.63	^	11
	11/30/16	7.84		552,611	0.72		0.72		1.60		1.60		8
	05/31/17(U)	11.79	++	579,525	0.75	+	0.75	+	1.36	+	1.36	+	5	++
Common Stock Class R6
	11/30/15(A)	1.31	++	18,225	0.61	+	1.76	+	2.65	+^	1.50	+^	11	++
	11/30/16	7.92		29,927	0.65		0.72		1.72		1.65		8
	05/31/17(U)	11.84	++	36,961	0.65	+	0.72	+	1.48	+	1.41	+	5	++

The accompanying notes are an integral part of the financial statements.	41

Financial Highlights

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from			Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	of period
Government Securities Class A
	11/30/12	$10.72	$0.14	$0.28	$0.42	$0.31	$–	$–	$0.31	$10.83
	11/30/13	10.83	0.16	(0.66)	(0.50)	0.26	0.03	–	0.29	10.04
	11/30/14	10.04	0.18	0.17	0.35	0.26	–	–	0.26	10.13
	11/30/15	10.13	0.18	(0.10)	0.08	0.24	–	–	0.24	9.97
	11/30/16	9.97	0.16	(0.13)	0.03	0.25	–	–	0.25	9.75
	05/31/17(U)	9.75	0.07	0.06	0.13	0.13	–	–	0.13	9.75
Government Securities Class C
	11/30/12	10.72	0.05	0.30	0.35	0.23	–	–	0.23	10.84
	11/30/13	10.84	0.08	(0.68)	(0.60)	0.17	0.03	–	0.20	10.04
	11/30/14	10.04	0.10	0.17	0.27	0.17	–	–	0.17	10.14
	11/30/15	10.14	0.10	(0.11)	(0.01)	0.15	–	–	0.15	9.98
	11/30/16	9.98	0.08	(0.13)	(0.05)	0.17	–	–	0.17	9.76
	05/31/17(U)	9.76	0.03	0.06	0.09	0.09	–	–	0.09	9.76
Government Securities Class I
	11/30/12	10.72	0.16	0.28	0.44	0.33	–	–	0.33	10.83
	11/30/13	10.83	0.19	(0.67)	(0.48)	0.28	0.03	–	0.31	10.04
	11/30/14	10.04	0.21	0.16	0.37	0.28	–	–	0.28	10.13
	11/30/15	10.13	0.20	(0.10)	0.10	0.26	–	–	0.26	9.97
	11/30/16	9.97	0.19	(0.14)	0.05	0.27	–	–	0.27	9.75
	05/31/17(U)	9.75	0.08	0.06	0.14	0.14	–	–	0.14	9.75
International Equity Class A
	11/30/12	15.03	0.18	0.98	1.16	0.16	–	–	0.16	16.03
	11/30/13	16.03	0.16	4.13	4.29	0.14	–	–	0.14	20.18
	11/30/14	20.18	0.25	(0.61)	(0.36)	0.21	–	–	0.21	19.61
	11/30/15	19.61	0.13	0.47	0.60	0.34	2.95	–	3.29	16.92
	11/30/16	16.92	0.18	(0.97)	(0.79)	0.12	0.49	–	0.61	15.52
	05/31/17(U)	15.52	0.13	3.15	3.28	0.10	–	–	0.10	18.70
International Equity Class C
	11/30/12	14.59	(0.06)	0.96	0.90	–	–	–	–	15.49
	11/30/13	15.49	(0.11)	3.97	3.86	0.01	–	–	0.01	19.34
	11/30/14	19.34	(0.04)	(0.59)	(0.63)	–	–	–	–	18.71
	11/30/15	18.71	(0.10)	0.47	0.37	0.07	2.95	–	3.02	16.06
	11/30/16	16.06	(0.01)	(0.90)	(0.91)	–	0.49	–	0.49	14.66
	05/31/17(U)	14.66	0.03	2.98	3.01	–	–	–	–	17.67
International Equity Class I
	11/30/12	14.99	0.26	0.98	1.24	0.24	–	–	0.24	15.99
	11/30/13	15.99	0.26	4.11	4.37	0.23	–	–	0.23	20.13
	11/30/14	20.13	0.38	(0.65)	(0.27)	0.33	–	–	0.33	19.53
	11/30/15	19.53	0.18	0.47	0.65	0.44	2.95	–	3.39	16.79
	11/30/16	16.79	0.23	(0.95)	(0.72)	0.18	0.49	–	0.67	15.40
	05/31/17(U)	15.40	0.17	3.10	3.27	0.18	–	–	0.18	18.49

42	See notes to Financial Highlights at the end of the schedule.

Financial Highlights

						Ratios/Supplemental Data
						Ratio of expenses to average				Ratio of net investment
			Net assets at			net assets before		Ratio of net		income (loss) to average net
Fund/	Fiscal year	Total	end of	Ratio of expenses		contractual and voluntary		investment income		assets before contractual and		Portfolio
Share	(period	return	period (000	to average net		expense reimbursements		(loss) to average		voluntary expense		turnover
Class	ended)	(%)*	omitted)	assets (%)		(%)**		net assets (%)		reimbursements (%)**		rate (%)
Government Securities Class A
	11/30/12	3.94	$791,599	0.81		0.81		1.29		1.29		581
	11/30/13	(4.75)	429,416	0.83		0.83		1.54		1.54		795
	11/30/14	3.50	268,380	0.92		0.92		1.80		1.80		161
	11/30/15	0.77	189,623	0.96		0.96		1.76		1.76		150
	11/30/16	0.24	154,133	0.91		0.91		1.63		1.63		59
	05/31/17(U)	1.36 ++	137,660	0.94	+	0.94	+	1.52	+	1.52	+	21	++
Government Securities Class C
	11/30/12	3.26	120,709	1.59		1.59		0.50		0.50		581
	11/30/13	(5.61)	58,371	1.63		1.63		0.73		0.73		795
	11/30/14	2.73	35,387	1.73		1.73		0.99		0.99		161
	11/30/15	(0.07)	25,668	1.74		1.74		0.98		0.98		150
	11/30/16	(0.56)	20,954	1.72		1.72		0.82		0.82		59
	05/31/17(U)	0.94 ++	15,983	1.80	+	1.80	+	0.65	+	0.65	+	21	++
Government Securities Class I
	11/30/12	4.21	145,869	0.57		0.57		1.52		1.52		581
	11/30/13	(4.51)	70,078	0.60		0.60		1.76		1.76		795
	11/30/14	3.73	50,493	0.68		0.68		2.05		2.05		161
	11/30/15	0.99	29,048	0.73		0.73		1.98		1.98		150
	11/30/16	0.44	23,562	0.68		0.68		1.88		1.88		59
	05/31/17(U)	1.45 ++	22,036	0.75	+	0.75	+	1.72	+	1.72	+	21	++
International Equity Class A
	11/30/12	7.84	106,173	1.49		1.49		1.17		1.17		37
	11/30/13	26.93	122,646	1.44		1.44		0.91		0.91		52
	11/30/14	(1.81)	115,216	1.41		1.41		1.22		1.22		50
	11/30/15	4.49	113,212	1.41		1.41		0.76		0.76		55
	11/30/16	(4.81)	114,616	1.36		1.36		1.11		1.11		36
	05/31/17(U)	21.29 ++	132,725	1.38	+	1.38	+	1.50	+	1.50	+	16	++
International Equity Class C
	11/30/12	6.17	2,953	3.05		3.05		(0.40)		(0.40)		37
	11/30/13	24.92	3,634	3.04		3.04		(0.66)		(0.66)		52
	11/30/14	(3.26)	3,581	2.86		2.86		(0.23)		(0.23)		50
	11/30/15	3.14	4,732	2.70		2.70		(0.60)		(0.60)		55
	11/30/16	(5.82)	5,876	2.49		2.49		(0.04)		(0.04)		36
	05/31/17(U)	20.53 ++	7,392	2.60	+	2.60	+	0.32	+	0.32	+	16	++
International Equity Class I
	11/30/12	8.45	27,887	0.94		0.94		1.72		1.72		37
	11/30/13	27.64	34,561	0.89		0.89		1.48		1.48		52
	11/30/14	(1.39)	10,997	0.92		0.92		1.91		1.91		50
	11/30/15	4.89	14,967	1.02		1.02		1.05		1.05		55
	11/30/16	(4.41)	40,528	0.99		0.99		1.45		1.45		36
	05/31/17(U)	21.47 ++	64,280	1.01	+	1.01	+	2.06	+	2.06	+	16	++

The accompanying notes are an integral part of the financial statements.	43

Financial Highlights

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Low Duration Bond Class A
	11/30/12	$9.20	$0.06	$(0.02)	$0.04	$0.18	$–	$0.18	$9.06
	11/30/13	9.06	0.03	(0.10)	(0.07)	0.15	–	0.15	8.84
	11/30/14	8.84	0.12	(0.07)	0.05	0.16	–	0.16	8.73
	11/30/15	8.73	0.17	(0.18)	(0.01)	0.19	–	0.19	8.53
	11/30/16	8.53	0.13	(0.08)	0.05	0.17	–	0.17	8.41
	05/31/17(U)	8.41	0.03	0.09	0.12	0.05	–	0.05	8.48
Low Duration Bond Class I
	11/30/14(B)	8.82	0.13	(0.06)	0.07	0.16	–	0.16	8.73
	11/30/15	8.73	0.20	(0.19)	0.01	0.21	–	0.21	8.53
	11/30/16	8.53	0.17	(0.08)	0.09	0.19	–	0.19	8.43
	05/31/17(U)	8.43	0.04	0.09	0.13	0.06	–	0.06	8.50
Low Duration Bond Class S
	11/30/12	9.20	0.02	(0.01)	0.01	0.14	–	0.14	9.07
	11/30/13	9.07	0.01	(0.12)	(0.11)	0.12	–	0.12	8.84
	11/30/14	8.84	0.11	(0.06)	0.05	0.15	–	0.15	8.74
	11/30/15	8.74	0.16	(0.18)	(0.02)	0.18	–	0.18	8.54
	11/30/16	8.54	0.12	(0.07)	0.05	0.16	–	0.16	8.43
	05/31/17(U)	8.43	0.02	0.09	0.11	0.04	–	0.04	8.50
Multi-Asset Income Class A
	11/30/12	11.74	0.16	0.86	1.02	0.21	–	0.21	12.55
	11/30/13	12.55	0.21	1.12	1.33	0.23	–	0.23	13.65
	11/30/14	13.65	0.26	0.50	0.76	0.28	–	0.28	14.13
	11/30/15	14.13	0.37	(0.39)	(0.02)	0.39	0.94	1.33	12.78
	11/30/16	12.78	0.36	0.21	0.57	0.37	0.84	1.21	12.14
	05/31/17(U)	12.14	0.16	0.40	0.56	0.16	0.09	0.25	12.45
Multi-Asset Income Class C
	11/30/12	11.70	0.08	0.86	0.94	0.14	–	0.14	12.50
	11/30/13	12.50	0.11	1.13	1.24	0.13	–	0.13	13.61
	11/30/14	13.61	0.17	0.48	0.65	0.18	–	0.18	14.08
	11/30/15	14.08	0.28	(0.40)	(0.12)	0.30	0.94	1.24	12.72
	11/30/16	12.72	0.27	0.21	0.48	0.28	0.84	1.12	12.08
	05/31/17(U)	12.08	0.11	0.40	0.51	0.12	0.09	0.21	12.38
Multi-Asset Income Class I
	11/30/12	11.71	0.18	0.85	1.03	0.22	–	0.22	12.52
	11/30/13	12.52	0.24	1.13	1.37	0.25	–	0.25	13.64
	11/30/14	13.64	0.31	0.48	0.79	0.32	–	0.32	14.11
	11/30/15	14.11	0.41	(0.39)	0.02	0.43	0.94	1.37	12.76
	11/30/16	12.76	0.38	0.22	0.60	0.41	0.84	1.25	12.11
	05/31/17(U)	12.11	0.17	0.40	0.57	0.18	0.09	0.27	12.41

44	See notes to Financial Highlights at the end of the schedule.

Financial Highlights

							Ratios/Supplemental Data
							Ratio of expenses to average				Ratio of net investment
				Net assets at			net assets before		Ratio of net		income (loss) to average net
Fund/	Fiscal year	Total		end of	Ratio of expenses		contractual and voluntary		investment income		assets before contractual and		Portfolio
Share	(period	return		period (000	to average net		expense reimbursements		(loss) to average		voluntary expense		turnover
Class	ended)	(%)*		omitted)	assets (%)		(%)**		net assets (%)		reimbursements (%)**		rate (%)
Low Duration Bond Class A
	11/30/12	0.40		$554,187	0.86		0.86		0.65		0.65		27
	11/30/13	(0.82)		307,959	0.89		0.89		0.37		0.37		16
	11/30/14	0.54		187,430	0.95		0.95		1.33		1.33		51
	11/30/15	(0.12)		117,770	0.97		0.97		1.92		1.92		27
	11/30/16	0.58		98,167	0.94		0.94		1.54		1.54		117
	05/31/17(U)	1.41	++	85,815	1.03	+	1.03	+	0.64	+	0.64	+	33	++
Low Duration Bond Class I
	11/30/14(B)	0.75	++	44,267	0.68	+	0.68	+	1.83	+	1.83	+	51	++
	11/30/15	0.14		47,788	0.63		0.63		2.29		2.29		27
	11/30/16	1.08		17,802	0.60		0.60		2.03		2.03		117
	05/31/17(U)	1.58	++	17,813	0.68	+	0.68	+	0.93	+	0.93	+	33	++
Low Duration Bond Class S
	11/30/12	0.11		1,535,093	1.25		1.25		0.27		0.27		27
	11/30/13	(1.19)		691,645	1.13		1.27		0.12		(0.03)		16
	11/30/14	0.53		516,503	1.08		1.13		1.23		1.19		51
	11/30/15	(0.29)		342,516	1.09		1.09		1.81		1.81		27
	11/30/16	0.54		235,133	1.08		1.08		1.41		1.41		117
	05/31/17(U)	1.36	++	196,379	1.09	+	1.09	+	0.56	+	0.56	+	33	++
Multi-Asset Income Class A
	11/30/12	8.78		134,682	1.12		1.12		1.33		1.33		315
	11/30/13	10.67		166,168	1.03		1.03		1.58		1.58		279
	11/30/14	5.61		140,670	1.04		1.04		1.89		1.89		166
	11/30/15	0.01		126,591	1.04		1.04		2.86		2.86		198
	11/30/16	4.99		125,475	1.01		1.01		2.97		2.97		228
	05/31/17(U)	4.69	++	113,294	1.07	+	1.07	+	2.57	+	2.57	+	55	++
Multi-Asset Income Class C
	11/30/12	8.04		70,037	1.81		1.81		0.65		0.65		315
	11/30/13	9.99		97,839	1.77		1.77		0.83		0.83		279
	11/30/14	4.83		117,373	1.76		1.76		1.19		1.19		166
	11/30/15	(0.78)		109,108	1.77		1.77		2.13		2.13		198
	11/30/16	4.26		105,852	1.75		1.75		2.23		2.23		228
	05/31/17(U)	4.32	++	91,766	1.78	+	1.78	+	1.86	+	1.86	+	55	++
Multi-Asset Income Class I
	11/30/12	8.87		17,882	1.00		1.00		1.47		1.47		315
	11/30/13	11.01		29,833	0.80		0.80		1.79		1.79		279
	11/30/14	5.86		55,996	0.75		0.75		2.24		2.24		166
	11/30/15	0.29		50,728	0.77		0.77		3.13		3.13		198
	11/30/16	5.22		71,333	0.79		0.79		3.14		3.14		228
	05/31/17(U)	4.76	++	71,020	0.84	+	0.84	+	2.77	+	2.77	+	55	++

The accompanying notes are an integral part of the financial statements.	45

Financial Highlights

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Small Company Class A
	11/30/12	$7.95	$–	$0.70	$0.70	$–	$0.69	$0.69	$7.96
	11/30/13	7.96	(0.02)	2.25	2.23	–	1.67	1.67	8.52
	11/30/14	8.52	–	0.38	0.38	–	1.71	1.71	7.19
	11/30/15	7.19	(0.03)	0.26	0.23	–	1.84	1.84	5.58
	11/30/16	5.58	(0.02)	0.57	0.55	–	0.94	0.94	5.19
	05/31/17(U)	5.19	(0.01)	0.35	0.34	–	0.42	0.42	5.11
Small Company Class C
	11/30/12	7.12	(0.05)	0.61	0.56	–	0.69	0.69	6.99
	11/30/13	6.99	(0.06)	1.91	1.85	–	1.67	1.67	7.17
	11/30/14	7.17	(0.04)	0.30	0.26	–	1.71	1.71	5.72
	11/30/15	5.72	(0.05)	0.18	0.13	–	1.84	1.84	4.01
	11/30/16	4.01	(0.03)	0.35	0.32	–	0.94	0.94	3.39
	05/31/17(U)	3.39	(0.02)	0.23	0.21	–	0.42	0.42	3.18
Small Company Class I
	11/30/12	8.11	0.02	0.72	0.74	–	0.69	0.69	8.16
	11/30/13	8.16	0.01	2.32	2.33	0.04	1.67	1.71	8.78
	11/30/14	8.78	0.03	0.38	0.41	–	1.71	1.71	7.48
	11/30/15	7.48	(0.01)	0.28	0.27	0.02	1.84	1.86	5.89
	11/30/16	5.89	–	0.61	0.61	–	0.94	0.94	5.56
	05/31/17(U)	5.56	–	0.37	0.37	–	0.42	0.42	5.51
Small Company Class R6
	11/30/15(A)	5.44	(0.01)	0.17	0.16	–	–	–	5.60
	11/30/16	5.60	0.01	0.57	0.58	–	0.94	0.94	5.24
	05/31/17(U)	5.24	–	0.36	0.36	–	0.42	0.42	5.18
Sustainable Core Opportunities Class A
	11/30/12	12.57	0.09	1.66	1.75	0.06	–	0.06	14.26
	11/30/13	14.26	0.11	4.25	4.36	0.11	–	0.11	18.51
	11/30/14	18.51	0.16	2.27	2.43	0.11	–	0.11	20.83
	11/30/15	20.83	0.38	(0.41)	(0.03)	0.17	–	0.17	20.63
	11/30/16	20.63	0.17	1.01	1.18	0.41	0.20	0.61	21.20
	05/31/17(U)	21.20	0.07	2.28	2.35	0.15	0.26	0.41	23.14
Sustainable Core Opportunities Class I
	11/30/12	12.62	0.13	1.67	1.80	0.11	–	0.11	14.31
	11/30/13	14.31	0.15	4.25	4.40	0.14	–	0.14	18.57
	11/30/14	18.57	0.22	2.27	2.49	0.13	–	0.13	20.93
	11/30/15	20.93	0.44	(0.42)	0.02	0.22	–	0.22	20.73
	11/30/16	20.73	0.23	1.01	1.24	0.47	0.20	0.67	21.30
	05/31/17(U)	21.30	0.10	2.28	2.38	0.20	0.26	0.46	23.22

46	See notes to Financial Highlights at the end of the schedule.

Financial Highlights

							Ratios/Supplemental Data
							Ratio of expenses to average			Ratio of net investment
				Net assets at			net assets before		Ratio of net	income (loss) to average net
Fund/	Fiscal year	Total		end of	Ratio of expenses		contractual and voluntary		investment income	assets before contractual and	Portfolio
Share	(period	return		period (000	to average net		expense reimbursements		(loss) to average	voluntary expense	turnover
Class	ended)	(%)*		omitted)	assets (%)		(%)**		net assets (%)	reimbursements (%)**	rate (%)
Small Company Class A
	11/30/12	9.63		$815,661	1.14		1.14		(0.05)	(0.05)	33
	11/30/13	34.79		808,145	1.21		1.21		(0.24)	(0.24)	23
	11/30/14	5.40		682,481	1.20		1.20		0.06	0.06	59
	11/30/15	5.32		596,864	1.25		1.25		(0.61)	(0.61)	70
	11/30/16	12.52		685,807	1.22		1.22		(0.38)	(0.38)	61
	05/31/17(U)	6.87	++	675,709	1.20	+	1.20	+	(0.51)+	(0.51)+	52	++
Small Company Class C
	11/30/12	8.70		119,594	1.89		1.89		(0.79)	(0.79)	33
	11/30/13	33.94		128,521	1.93		1.93		(0.97)	(0.97)	23
	11/30/14	4.55		115,642	1.91		1.91		(0.66)	(0.66)	59
	11/30/15	4.72		108,192	1.94		1.94		(1.30)	(1.30)	70
	11/30/16	11.48		110,842	1.95		1.95		(1.10)	(1.10)	61
	05/31/17(U)	6.63	++	108,687	1.93	+	1.93	+	(1.24)+	(1.24)+	52	++
Small Company Class I
	11/30/12	9.96		523,540	0.79		0.79		0.31	0.31	33
	11/30/13	35.40		385,692	0.81		0.81		0.17	0.17	23
	11/30/14	5.62		247,639	0.85		0.85		0.46	0.46	59
	11/30/15	5.71		220,543	0.87		0.87		(0.24)	(0.24)	70
	11/30/16	12.95		257,483	0.89		0.89		(0.04)	(0.04)	61
	05/31/17(U)	6.95	++	335,343	0.85	+	0.85	+	(0.16)+	(0.16)+	52	++
Small Company Class R6
	11/30/15(A)	2.94	++	599	0.73	+	2.96	+	(0.18)+	(2.41)+	70	++
	11/30/16	13.07		13,000	0.73		0.99		0.16	(0.10)	61
	05/31/17(U)	7.19	++	32,586	0.73	+	0.80	+	(0.04)+	(0.11)+	52	++
Sustainable Core Opportunities Class A
	11/30/12	14.00		182,345	1.32		1.32		0.66	0.66	4
	11/30/13	30.74		224,489	1.26		1.26		0.67	0.67	14
	11/30/14	13.18		239,707	1.24		1.24		0.85	0.85	20
	11/30/15	(0.13	)#	224,862	1.21		1.21		1.85 ^	1.85 ^	20
	11/30/16	5.92		340,815	1.18		1.18		0.86	0.86	33
	05/31/17(U)	11.23	++	358,115	1.19	+	1.19	+	0.65 +	0.65 +	7	++
Sustainable Core Opportunities Class I
	11/30/12	14.38		8,194	1.04		1.04		0.94	0.94	4
	11/30/13	31.05		12,418	1.00		1.00		0.93	0.93	14
	11/30/14	13.50		15,275	0.97		0.97		1.13	1.13	20
	11/30/15	0.12	#	14,926	0.93		0.93		2.13 ^	2.13 ^	20
	11/30/16	6.20		21,777	0.91		0.91		1.14	1.14	33
	05/31/17(U)	11.37	++	28,723	0.93	+	0.93	+	0.92 +	0.92 +	7	++

The accompanying notes are an integral part of the financial statements.	47

Financial Highlights

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from			Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	Capital	distributions	of period
Total Return Bond Class A
	11/30/12	$10.14	$0.21	$1.01	$1.22	$0.25	$0.18	$–	$0.43	$10.93
	11/30/13	10.93	0.25	–	0.25	0.28	0.25	–	0.53	10.65
	11/30/14	10.65	0.24	0.15	0.39	0.27	0.13	–	0.40	10.64
	11/30/15	10.64	0.19	(0.28)	(0.09)	0.21	–	–	0.21	10.34
	11/30/16	10.34	0.18	(0.05)	0.13	0.23	–	–	0.23	10.24
	05/31/17(U)	10.24	0.11	0.18	0.29	0.13	–	–	0.13	10.40
Total Return Bond Class C
	11/30/12	10.13	0.17	1.02	1.19	0.23	0.18	–	0.41	10.91
	11/30/13	10.91	0.20	(0.01)	0.19	0.22	0.25	–	0.47	10.63
	11/30/14	10.63	0.18	0.14	0.32	0.21	0.13	–	0.34	10.61
	11/30/15	10.61	0.10	(0.28)	(0.18)	0.12	–	–	0.12	10.31
	11/30/16	10.31	0.10	(0.06)	0.04	0.14	–	–	0.14	10.21
	05/31/17(U)	10.21	0.06	0.18	0.24	0.08	–	–	0.08	10.37
Total Return Bond Class I
	11/30/12	10.14	0.23	1.02	1.25	0.27	0.18	–	0.45	10.94
	11/30/13	10.94	0.29	(0.03)	0.26	0.29	0.25	–	0.54	10.66
	11/30/14	10.66	0.25	0.15	0.40	0.28	0.13	–	0.41	10.65
	11/30/15	10.65	0.20	(0.27)	(0.07)	0.23	–	–	0.23	10.35
	11/30/16	10.35	0.20	(0.05)	0.15	0.25	–	–	0.25	10.25
	05/31/17(U)	10.25	0.11	0.18	0.29	0.13	–	–	0.13	10.41
Total Return Bond Class R3
	11/30/15(A)	10.53	0.18	(0.18)	–	0.19	–	–	0.19	10.34
	11/30/16	10.34	0.18	(0.06)	0.12	0.23	–	–	0.23	10.23
	05/31/17(U)	10.23	0.10	0.19	0.29	0.12	–	–	0.12	10.40
Total Return Bond Class R6
	11/30/15(A)	10.53	0.20	(0.17)	0.03	0.21	–	–	0.21	10.35
	11/30/16	10.35	0.20	(0.06)	0.14	0.25	–	–	0.25	10.24
	05/31/17(U)	10.24	0.11	0.19	0.30	0.13	–	–	0.13	10.41
Unconstrained Bond Class A
	11/30/15(A)	10.00	0.11	(0.23)	(0.12)	0.12	–	–	0.12	9.76
	11/30/16	9.76	0.10	0.08	0.18	0.14	0.02	–	0.16	9.78
	05/31/17(U)	9.78	0.04	0.15	0.19	0.06	–	–	0.06	9.91
Unconstrained Bond Class C
	11/30/15(A)	10.00	0.06	(0.26)	(0.20)	0.08	–	–	0.08	9.72
	11/30/16	9.72	0.04	0.08	0.12	0.07	0.02	–	0.09	9.75
	05/31/17(U)	9.75	0.01	0.15	0.16	0.03	–	–	0.03	9.88
Unconstrained Bond Class I
	11/30/15(A)	10.00	0.13	(0.24)	(0.11)	0.13	–	–	0.13	9.76
	11/30/16	9.76	0.13	0.08	0.21	0.15	0.02	–	0.17	9.80
	05/31/17(U)	9.80	0.05	0.15	0.20	0.07	–	–	0.07	9.93

Per share net investment (income) loss for each Fund is calculated utilizing the average shares method unless otherwise noted.

Amounts designated as “–“ are either zero or represent less than $0.005 or $(0.005).

* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge nor a CDSC is reflected in the calculation of total return. Total returns would have been lower in applicable years where the Advisor had not waived a portion of its fee.

** Expense reductions are comprised of the contractual and voluntary expense reimbursements as described in Note (3), if applicable.

+ Annualized.

++ Not Annualized.

(A)	Commenced operations December 23, 2014.

(B)	Commenced operations January 31, 2014.

(U)	Unaudited.

48	See notes to Financial Highlights at the end of the schedule.

Financial Highlights

							Ratios/Supplemental Data
							Ratio of expenses to average				Ratio of net investment
				Net assets at			net assets before		Ratio of net		income (loss) to average net
Fund/	Fiscal year	Total		end of	Ratio of expenses		contractual and voluntary		investment income		assets before contractual and		Portfolio
Share	(period	return		period (000	to average net		expense reimbursements		(loss) to average		voluntary expense		turnover
Class	ended)	(%)*		omitted)	assets (%)		(%)**		net assets (%)		reimbursements (%)**		rate (%)
Total Return Bond Class A
	11/30/12	12.34		$111,263	0.94		0.96		2.00		1.98		915
	11/30/13	2.33		102,138	0.89		0.95		2.38		2.32		499
	11/30/14	3.66		203,871	0.89		0.93		2.25		2.21		432
	11/30/15	(0.87)		315,820	0.89		0.94		1.76		1.71		441
	11/30/16	1.26		92,331	0.89		1.07		1.79		1.61		240
	05/31/17(U)	2.80	++	57,323	0.89	+	0.97	+	2.06	+	1.98	+	63	++
Total Return Bond Class C
	11/30/12	12.02		29,323	1.35		1.37		1.62		1.60		915
	11/30/13	1.79		26,222	1.42		1.48		1.88		1.81		499
	11/30/14	3.01		47,015	1.49	@	1.53	@	1.68		1.64		432
	11/30/15	(1.69)		42,316	1.70		1.75		0.93		0.88		441
	11/30/16	0.40		30,866	1.73		1.73		0.94		0.94		240
	05/31/17(U)	2.35	++	20,615	1.82	+	1.82	+	1.10	+	1.10	+	63	++
Total Return Bond Class I
	11/30/12	12.59		22,792	0.77		0.79		2.20		2.19		915
	11/30/13	2.46		61,268	0.73		0.79		2.69		2.63		499
	11/30/14	3.79		485,459	0.74		0.78		2.31		2.27		432
	11/30/15	(0.70)		472,782	0.69		0.74		1.94		1.89		441
	11/30/16	1.40		280,081	0.74		0.74		1.93		1.93		240
	05/31/17(U)	2.87	++	159,202	0.76	+	0.76	+	2.15	+	2.15	+	63	++
Total Return Bond Class R3
	11/30/15(A)	0.00	++	596	0.89	+@	2.87	+@	1.86	+	(0.12	)+	441	++
	11/30/16	1.16		603	0.89	@	2.91	@	1.77		(0.25)		240
	05/31/17(U)	2.88	++	620	0.89	+@	3.14	+@	2.04	+	(0.21	)+	63	++
Total Return Bond Class R6
	11/30/15(A)	0.26	++	596	0.69	+	2.87	+	2.06	+	(0.12	)+	441	++
	11/30/16	1.36		605	0.69		2.90		1.97		(0.24)		240
	05/31/17(U)	2.99	++	623	0.69	+	3.13	+	2.24	+	(0.20	)+	63	++
Unconstrained Bond Class A
	11/30/15(A)	(1.23	)++	5,008	1.16	+@	1.16	+@	1.19	+	1.19	+	1153	++
	11/30/16	1.81		5,131	1.28	@	1.28	@	1.07		1.07		472
	05/31/17(U)	1.90	++	5,658	1.24	+@	1.24	+@	0.88	+	0.88	+	45	++
Unconstrained Bond Class C
	11/30/15(A)	(1.99	)++	1,649	1.88	+@	1.88	+@	0.64	+	0.64	+	1153	++
	11/30/16	1.24		1,648	1.91	@	1.91	@	0.43		0.43		472
	05/31/17(U)	1.60	++	1,637	1.87	+@	1.87	+@	0.25	+	0.25	+	45	++
Unconstrained Bond Class I
	11/30/15(A)	(1.14	)++	18,883	1.00	+	1.00	+	1.35	+	1.35	+	1153	++
	11/30/16	2.16		19,716	1.04		1.04		1.30		1.30		472
	05/31/17(U)	2.01	++	19,829	1.02	+	1.02	+	1.10	+	1.10	+	45	++

# Includes the impact of proceeds received and credited to the Funds resulting from class action settlements, which enhanced the performance for the Sentinel Sustainable Core Opportunities Fund Class A by 0.05% and Sentinel Sustainable Core Opportunities Fund Class I by 0.04% for the fiscal year ended November 30, 2015.

^ Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for the Sentinel Balanced Fund Class A by 0.86%, Sentinel Balanced Fund Class C by 0.86%, Sentinel Balanced Fund Class I by 0.86%, the Sentinel Common Stock Fund Class A by 1.22%, Sentinel Common Stock Fund Class C by 1.22%, Sentinel Common Stock Fund Class I by 1.22%, Sentinel Common Stock Fund Class R6 by 1.30%, Sentinel Sustainable Core Opportunities Fund Class A by 1.07% and Sentinel Sustainable Core Opportunities Fund Class I by 1.07% for the fiscal year ended November 30, 2015.

@ Includes the impact of the shares owned by NLV Financial Corporation and its affiliates, who do not get charged a distribution fee, which decreases the ratio by 0.20% for the Sentinel Total Return Bond Fund Class C for the fiscal year ended November 30, 2014; 0.30% for the ratio of expenses to average net assets on Sentinel Total Return Bond Fund Class R3, 0.50% for the ratio of expenses to average net assets before contractual and voluntary expense reimbursements on Sentinel Total Return Bond Fund Class R3, 0.20% for the Sentinel Unconstrained Bond Fund Class A, 0.18% for the ratio of expenses to average net assets on

The accompanying notes are an integral part of the financial statements.	49

Financial Highlights

Sentinel Unconstrained Bond Fund Class C and 0.92% for the ratio of expenses to average net assets before contractual and voluntary expense reimbursements on Sentinel Unconstrained Bond Fund Class C for the fiscal period from December 23, 2014 to November 30, 2015; 0.30% for the ratio of expenses to average net assets on Sentinel Total Return Bond Fund Class R3, 0.50% for the ratio of expenses to average net assets before contractual and voluntary expense reimbursements on Sentinel Total Return Bond Fund Class R3, 0.20% for the Sentinel Unconstrained Bond Fund Class A, 0.15% for the ratio of expenses to average net assets on Sentinel Unconstrained Bond Fund Class C and 0.88% for the ratio of expenses to average net assets before contractual and voluntary expense reimbursements on Sentinel Unconstrained Bond Fund Class C for the fiscal year ended November 30, 2016; 0.30% for the ratio of expenses to average net assets on Sentinel Total Return Bond Fund Class R3, 0.50% for the ratio of expenses to average net assets before contractual and voluntary expense reimbursements on Sentinel Total Return Bond Fund Class R3, 0.19% for the Sentinel Unconstrained Bond Fund Class A, 0.19% for the ratio of expenses to average net assets on Sentinel Unconstrained Bond Fund Class C and 0.90% for the ratio of expenses to average net assets before contractual and voluntary expense reimbursements on Sentinel Unconstrained Bond Fund Class C for the fiscal six months ended May 31, 2017.

50	See notes to Financial Highlights at the end of the schedule.

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51

Notes to Financial Statements (Unaudited)

(1) Organization:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of ten separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C, Class I and Class R6
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Low Duration Bond Fund	Class A, Class I and Class S
Sentinel Multi-Asset Income Fund	Class A, Class C and Class I
Sentinel Small Company Fund	Class A, Class C, Class I and Class R6
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C, Class I, Class R3 and Class R6
Sentinel Unconstrained Bond Fund	Class A, Class C and Class I

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution fees, registration fees and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

(2) Significant Accounting Policies:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts and disclosures on the financial statements. Actual results could differ from the estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Codification Topic 946 – Investment Companies, which is part of GAAP.

Effective October 13, 2016, the Securities and Exchange Commission (“SEC”) adopted rules to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management programs by open-end funds. The new rules will enhance the quality of information available to investors and will allow the Commission to more effectively collect and use data reported by funds. The new rules also will promote effective liquidity risk management across the open-end fund industry and will enhance disclosure regarding fund liquidity and redemption practices. Management is currently evaluating the implications of these new rules on the financial statements and will comply with the requirements within the specified deadlines.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The bid price is generally used for valuation purposes. Fixed-income securities with maturities of less than 60 days remaining to maturity (including long-term and short-term fixed income securities with original maturities greater than 60 days) are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, including an unscheduled early closing of a primary exchange or when trading in a particular security is halted during the day and does not resume prior to the time a Fund’s net asset value is calculated, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

Notes to Financial Statements

B. Fair Value Measurement:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1)	Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2)	Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3)	The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•	Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•	Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal period, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

Notes to Financial Statements

The fair value measurements as of May 31, 2017 were as follows:

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities - Assets:
Balanced:
Agency Collateralized Mortgage Obligations	$–	$2,911,837	$–	$2,911,837
Agency Discount Notes	–	45,999,233	–	45,999,233
Agency Mortgage-Backed Securities	–	36,083,802	–	36,083,802
Domestic Common Stocks	212,657,679	–	–	212,657,679
Domestic Corporate Bonds	–	1,419,481	–	1,419,481
Domestic Exchange Traded Funds	30,450,842	–	–	30,450,842
Foreign Stocks & ADRs:
Netherlands	4,542,400	–	–	4,542,400
Switzerland	–	2,062,800	–	2,062,800
Institutional Money Market Funds	–	10,497,319	–	10,497,319
Real Estate Investment Trusts	2,866,565	–	–	2,866,565
Totals	$250,517,486	$98,974,472	$–	$349,491,958

Common Stock:
Agency Discount Notes	$–	$20,000,000	$–	$20,000,000
Domestic Common Stocks	1,871,920,259	–	–	1,871,920,259
Domestic Exchange Traded Funds	60,712,210	–	–	60,712,210
Foreign Stocks & ADRs:
Netherlands	35,487,500	–	–	35,487,500
Switzerland	–	22,690,800	–	22,690,800
Institutional Money Market Funds	–	29,280,731	–	29,280,731
Real Estate Investment Trusts	24,255,550	–	–	24,255,550
Totals	$1,992,375,519	$71,971,531	$–	$2,064,347,050

Government Securities:
Agency Collateralized Mortgage Obligations	$–	$16,006,580	$–	$16,006,580
Agency Mortgage-Backed Securities	–	157,243,195	–	157,243,195
Institutional Money Market Funds	–	8,290,554	–	8,290,554
Totals	$–	$181,540,329	$–	$181,540,329

International Equity:
Domestic Common Stocks	$25,789,630	$–	$–	$25,789,630
Foreign Stocks & ADRs:
Canada	4,949,328	–	–	4,949,328
All Others	–	162,143,515	–	162,143,515
Institutional Money Market Funds	–	10,778,748	–	10,778,748
Totals	$30,738,958	$172,922,263	$–	$203,661,221

Low Duration Bond:
Agency Collateralized Mortgage Obligations	$–	$70,194,364	$–	$70,194,364
Agency Discount Notes	–	60,999,814	–	60,999,814
Agency Mortgage-Backed Securities	–	711,355	–	711,355
Asset Backed Securities	–	2,559,528	–	2,559,528
Bank Loans	–	2,676,038	–	2,676,038
Domestic Corporate Bonds	–	96,942,518	–	96,942,518
Domestic Exchange Traded Funds	41,802,558	–	–	41,802,558
Institutional Money Market Funds	–	10,755,098	–	10,755,098
Residential Mortgage-Backed Securities	–	12,963,179	–	12,963,179
Totals	$41,802,558	$257,801,894	$–	$299,604,452

Multi-Asset Income:
Agency Collateralized Mortgage Obligations	$–	$289,317	$–	$289,317
Agency Mortgage-Backed Securities	–	16,065,578	–	16,065,578
Asset Backed Securities	–	1,085,543	–	1,085,543
Bank Loans	–	5,165,164	–	5,165,164
Domestic Corporate Bonds	–	123,826,938	–	123,826,938
Domestic Exchange Traded Funds	126,883,972	–	–	126,883,972
Institutional Money Market Funds	–	12,411,117	–	12,411,117
Totals	$126,883,972	$158,843,657	$–	$285,727,629

Notes to Financial Statements

	Quoted Prices		Other
	(Unadjusted) in Active		Significant	Significant
	Markets for Identical		Observable	Unobservable
	Assets		Inputs	Inputs
Sentinel Fund / Category	(Level 1)		(Level 2)	(Level 3)	Total
Small Company:
Agency Discount Notes	$–		$135,998,503	$–	$135,998,503
Domestic Common Stocks	856,812,792		–	–	856,812,792
Domestic Exchange Traded Funds	109,669,001		–	–	109,669,001
Foreign Stocks & ADRs	17,445,607		–	–	17,445,607
Institutional Money Market Funds	–		14,845,379	–	14,845,379
Real Estate Investment Trusts	21,671,525		–	–	21,671,525
Totals	$1,005,598,925		$150,843,882	$–	$1,156,442,807

Sustainable Core Opportunities:
Agency Discount Notes	$–		$3,999,933	$–	$3,999,933
Domestic Common Stocks	347,387,860		–	–	347,387,860
Foreign Stocks & ADRs:
Denmark	5,011,600		–	–	5,011,600
Israel	2,726,850		–	–	2,726,850
Netherlands	7,381,400		–	–	7,381,400
Switzerland	–		4,125,600	–	4,125,600
Institutional Money Market Funds	–		10,416,771	–	10,416,771
Real Estate Investment Trusts	6,174,140		–	–	6,174,140
Totals	$368,681,850		$18,542,304	$–	$387,224,154

Total Return Bond:
Agency Collateralized Mortgage Obligations	$–		$9,794,194	$–	$9,794,194
Agency Mortgage-Backed Securities	–		60,546,594	–	60,546,594
Asset Backed Securities	–		2,808,681	–	2,808,681
Bank Loans	–		1,653,096	–	1,653,096
Domestic Corporate Bonds	–		99,640,803	–	99,640,803
Domestic Exchange Traded Funds	52,627,097		–	–	52,627,097
Institutional Money Market Funds	–		3,744,099	–	3,744,099
Totals	$52,627,097		$178,187,467	$–	$230,814,564

Unconstrained Bond:
Agency Mortgage-Backed Securities	$–		$5,808,203	$–	$5,808,203
Asset Backed Securities	–		263,904	–	263,904
Bank Loans	–		104,008	–	104,008
Domestic Corporate Bonds	–		7,557,016	–	7,557,016
Domestic Exchange Traded Funds	4,280,381		–	–	4,280,381
Institutional Money Market Funds	–		9,384,743	–	9,384,743
Totals	$4,280,381		$23,117,874	$–	$27,398,255

Investments in Securities - Liabilities:
None.
Derivatives - Assets:
None.

Derivatives - Liabilities:
Low Duration Bond:
Futures Contracts	$17,835	*	$–	$–	$17,835	*

Total Return Bond:
Futures Contracts	$90,314	*	$–	$–	$90,314	*

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable or payable at that date.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal six month ended May 31, 2017.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal six months ended May 31, 2017.

Notes to Financial Statements

C. Securities Transactions and Related Investment Income:

For purposes of the Funds’ financial statements, securities transactions are accounted for on trade date. For purposes of calculating the net asset values (NAVs), securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1)	when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2)	on occasion, if SASI believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income and expenses are recorded on an accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and master limited partnerships often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

D. Dividends and Distributions:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for gains and losses on mortgage-backed securities payment receipts, foreign currency transactions, the reclassification of net investment losses, the expiration of capital loss carry forwards to paid-in capital, returns of capital from underlying investments and tax attributes from acquired funds. No reclassifications were made to reflect these differences as of May 31, 2017.

E. Federal Income Taxes:

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Fund will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements as a result of these uncertainties. As of May 31, 2017, the Funds did not have any unrecognized tax benefits.

F. Foreign Currency Translations:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1)	market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2)	purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities for purposes of the Funds’ financial statements. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Forward Foreign Currency Contracts:

Sentinel Balanced Fund, Sentinel Common Stock Fund, Sentinel International Equity Fund, Sentinel Low Duration Bond Fund, Sentinel Multi-Asset Income Fund, Sentinel Small Company Fund, Sentinel Sustainable Core Opportunities Fund, Sentinel Total Return Bond Fund and Sentinel Unconstrained Bond Fund may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund’s risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities. No forward foreign currency contracts were entered into during the fiscal six months ended May 31, 2017.

H. Options Contracts:

Each Fund may enter into options contracts.

Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities and indices of securities prices. A Fund may terminate its position in a put position it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European Style option may be exercised only on its expiration date. The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs). The Funds may purchase put options, but will not sell, or write, put options on individual securities, except to close out put options previously purchased.

Notes to Financial Statements

Selling (Writing) Call Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The risk associated with purchasing put and call options is limited to the premium paid. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying security price does not rise sufficiently to offset the cost of the option. The Funds will not purchase call options on individual securities, except to close out call options previously sold, but may sell, or write, call options on individual securities. Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security or an index of securities is required to deposit cash or securities or a letter of credit as margin to make mark-to-market payments of variation margin as the position becomes unprofitable. Written call options have an unlimited risk of loss if the value of the underlying investment increases.

Options on Indices. Each Fund that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of security index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an over-the-counter option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

During the fiscal six months ended May 31, 2017, none of the Funds entered into options contracts.

I. Futures Contracts:

Each Fund may enter into futures contracts.

When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Any open contract would be recorded as variation margin receivable or payable on the statement of assets and liabilities to the extent such variation margin has not been received or paid and unrealized gain or loss on the statement of operations. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. This amount is included in net realized gain or loss on futures contracts in the statement of operations. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts tends to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position tends to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, tends to offset both positive and negative market price changes, much as if the underlying instrument has been sold. During the fiscal six months ended May 31, 2017, the Sentinel Low Duration Bond Fund sold futures contracts in U.S. Treasury 5-Year Notes to manage duration by hedging interest rate risk; the Sentinel Total Return Bond sold varying combinations of futures contracts in U.S. Treasury 10-Year Notes and U.S. Treasury 30-Year Bonds to manage duration by hedging interest rate risk; and the Sentinel Unconstrained Bond Fund sold futures contracts in U.S. Treasury 10-Year Notes to manage duration by hedging interest rate risk.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it is required to deposit "initial margin" with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ("FCM"). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party is required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund is obligated to continue to pay variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCMs other customers, potentially resulting in losses to the Fund. Futures contracts involve, to varying degrees, off-balance sheet risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

J. Swaps:

The Sentinel Balanced, Sentinel Government Securities, Sentinel Low Duration Bond, Sentinel Multi-Asset Income, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds may enter into swaps agreements.

Notes to Financial Statements

Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular “notional amount”. Swaps may involve an interest rate (fixed or floating), a commodity price index, or a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. A fixed-income Fund may engage in simple or more complex swap transactions involving a wide variety of underlying instruments or rates.

Swaps are credit-intensive products. A Fund that enters into a swap transaction bears the risk of default (i.e., nonpayment) by the other party to the swap. The internal limitation below which deals with counterparty risk is intended to reduce this risk to the extent reasonably practicable, but it cannot eliminate entirely the risk that a counter-party to a swap, or another OTC derivative, will default. Consistent with current market practices, a Fund will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for a net payment upon default. In addition, a Fund’s obligations under an agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total return swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total return swap defaults, a Fund’s risk of loss will consist of the payments that a Fund is contractually entitled to receive from the other party. If there is a default by the other party, a Fund may have contractual remedies under the agreements related to the transaction. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities.

During the fiscal six months ended May 31, 2017, none of the Funds entered into swaps agreements.

K. Derivatives Transactions:

The following table summarizes the fair value of each Fund’s futures contracts held as of May 31, 2017 along with the related location on the accompanying Statement of Assets and Liabilities presented by primary underlying risk exposure:

	Purpose and Primary	Location on the
Sentinel Fund	Underlying Risk Exposure	Statement of Assets and Liabilities*	Fair Value of Assets*	Fair Value of Liabilities*
Low Duration Bond	Hedge interest rate risk.	Unrealized appreciation (depreciation) of
		investments and foreign exchange	$-	$17,835

Total Return Bond	Hedge interest rate risk.	Unrealized appreciation (depreciation) of
		investments and foreign exchange	$-	$90,314

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable or payable at that date.

Additionally, the amounts of realized and unrealized gains and losses on futures contracts recognized in each Fund’s earnings during the fiscal six months ended May 31, 2017 along with the related location on the accompanying Statement of Operations presented by primary underlying risk exposure are summarized as follows:

	Purpose and Primary	Location of Realized and Unrealized Gain	Net Realized	Net Change in Unrealized
Sentinel Fund	Underlying Risk Exposure	(Loss) on the Statement of Operations	Gain (Loss)	Appreciation (Depreciation)
Low Duration Bond	Hedge interest rate risk.	Futures contracts	$(112,803)	$(17,835)

Total Return Bond	Hedge interest rate risk.	Futures contracts	$(566,084)	$(206,007)

Unconstrained Bond	Hedge interest rate risk.	Futures contracts	$51,744	$(22,037)

During the fiscal six months ended May 31, 2017, the average monthly notional value of short futures contracts for the months held was as follows:

Average Monthly
Sentinel Fund	Notional Value
Low Duration Bond	$13,574,162
Total Return Bond	29,255,792

L. Repurchase Agreements:

Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. The Funds’ policies require that all repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at May 31, 2017

Notes to Financial Statements

M. Dollar Rolls:

Sentinel Balanced Fund, Sentinel Government Securities Fund, Sentinel Low Duration Bond Fund, Sentinel Multi-Asset Income Fund, Sentinel Total Return Bond Fund and Sentinel Unconstrained Bond Fund may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the fiscal six months ended May 31, 2017.

N. Short Sales:

Sentinel Balanced Fund, Sentinel Government Securities Fund, Sentinel Low Duration Bond Fund, Sentinel Multi-Asset Income Fund, Sentinel Total Return Bond Fund and Sentinel Unconstrained Bond Fund may enter into short sales of agency mortgage-backed securities (“MBS”) that the Funds do not own, primarily as part of to-be-announced (“TBA”) swap transactions. A TBA swap transaction involves an agreement to purchase one agency MBS and a simultaneous agreement to sell a different agency MBS. Generally, a short sale involves the sale by a Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party. Therefore, short sales involve the risk that a Fund's losses may be exaggerated (without a limit). By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot decrease below zero. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Securities sold in short sale transactions and the interest payable on such transactions, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Sentinel Government Securities Fund was the only Fund that executed short sale transactions during the fiscal six months ended May 31, 2017 with an average monthly market value for the months held of zero and no counter-party collateral requirements.

O. Securities Lending:

Under an agreement with SSB, the Funds may lend their securities, up to 50% of each Fund’s portfolio before taking into account the securities on loan, to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is retained by the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund’s best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. The income earned by each Fund from securities lending is included in its Statement of Operations.

At May 31, 2017 the following Funds had securities on loan:

	Market Value	Market Value
Sentinel Fund	Loaned Securities	Collateral
Multi-Asset Income	$2,795,846	$2,864,470

P. Line of Credit:

The Company has obtained access to an unsecured line of credit of up to $20,000,000 from SSB for temporary borrowing purposes. Each Fund may borrow up to 5% of its net assets, as calculated using net assets from the previous business day, with a maximum aggregate limit of $20,000,000. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate or the London InterBank Offered Rate (LIBOR), whichever is greater, plus an additional 1.25%. In addition, a commitment fee equal to 0.25% per annum on the daily unused balance is paid quarterly to SSB and is included in Custodian fees on the Statement of Operations.

The average amount outstanding and weighted average interest rate for each Fund that utilized the line of credit during the fiscal six months ended May 31, 2017 was as follows:

	Daily Average	Weighted Average
Sentinel Fund	Amount Outstanding	Interest Rate
Low Duration Bond	$23,658	2.01%
Small Company	86,071	2.02%
Multi-Asset Income	2,352	2.01%
Total Return Bond	21,676	2.24%

At May 31, 2017, none of the Funds had an outstanding balance against this line of credit.

Q. Other:

Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts.

Expenses not charged to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts on a pro rata basis. Class specific expenses such as 12b-1 distribution fees, blue sky registration fees, certain transfer agency fees and NASDAQ listing fees are charged to the appropriate class.

Investment income and realized and unrealized gains and losses are allocated pro rata based on the value of shares outstanding for each Class within a Fund.

Earnings credits are received from SSB on cash balances and are reflected in the Statement of Operations as an expense offset. There were no expense offsets for the fiscal six months ended May 31, 2017.

Notes to Financial Statements

The Sentinel International Equity and Sentinel Small Company Funds are subject to redemption fees of 2% on shares held 30 calendar days or less. The Sentinel Balanced, Sentinel Common Stock, Sentinel Government Securities, Sentinel Low Duration Bond, Sentinel Multi-Asset Income, Sentinel Sustainable Core Opportunities, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds are subject to, under certain circumstances, an excessive trading fee of 2% of the amount redeemed. Both the redemption fee and excessive trading fee are subject to certain exceptions under which they may not be charged. For the fiscal six months ended May 31, 2017 these fees totaled $8,874.

(3) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to Investment Advisory Agreements (“Advisory Agreements”), SAMI provides general supervision of the Funds’ investments. Under the Advisory Agreements, each Fund pays SAMI a monthly fee based on the annual rates shown below:

	Advisory
Sentinel Fund	Fee Rate	Average Daily Net Assets
	Each subject to:
Balanced	0.55%	First $200 million
Multi-Asset Income	0.50%	Next $200 million
Total Return Bond	0.45%	Next $600 million
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion
	Each subject to:
Common Stock	0.70%	First $500 million
International Equity	0.65%	Next $300 million
Small Company	0.60%	Next $200 million
Sustainable Core Opportunities	0.50%	Next $1 billion
	0.40%	In excess of $2 billion
	Each subject to:
Government Securities	0.45%	First $500 million
Low Duration Bond	0.40%	Next $500 million
	0.35%	Next $1 billion
	0.30%	Next $2 billion
	0.25%	In excess of $4 billion
Unconstrained Bond	0.75%	First $200 million
	0.70%	Next $200 million
	0.65%	Next $600 million
	0.60%	Next $1 billion
	0.55%	In excess of $2 billion

The Class A shares of all Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the “A Plans”. Each of the Funds that offer Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the “C Plans”. Sentinel Low Duration Bond Fund has adopted a distribution plan for its Class S shares referred to as the “S Plan” and Sentinel Total Return Bond Fund has adopted a distribution plan for its Class R3 shares referred to as the “R3 Plan”

Under the A Plans, each participating Fund pays to Sentinel Financial Services Company (the “Distributor”, a company in which SAMI and SASI, a wholly owned subsidiary of SAMI, are partners), a monthly fee at the maximum annual rate of (a) 0.25% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Balanced, Sentinel Common Stock, Sentinel International Equity, Sentinel Low Duration Bond, Sentinel Multi-Asset Income, Sentinel Small Company and Sentinel Sustainable Core Opportunities Funds or (b) 0.20% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Government Securities, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds. Prior to March 30, 2016, the Distributor was paid a monthly fee at the maximum annual rate of 0.30% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Small Company Fund. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. No fee is paid with respect to any Fund shares purchased prior to March 1, 1993.

Under the C Plans applicable to the Class C shares, the Class C shares of each of the Sentinel Balanced, Sentinel Common Stock, Sentinel Government Securities, Sentinel International Equity, Sentinel Multi-Asset Income, Sentinel Small Company, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. In the first year after the purchase, this fee is designed to recover the initial sales commission of 1.00% paid by the Distributor to the selling financial intermediary. In subsequent years, the entire 1.00% may be paid to the financial intermediary as additional commission and/or, up to 0.25%, for service fees.

Under the R3 Plan applicable to the Sentinel Total Return Bond Fund Class R3 shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.50% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of the Fund. The entire distribution fee may be paid to the selling dealer.

Under the S Plan applicable to the Sentinel Low Duration Bond Fund Class S shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.50% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of the Fund. The entire distribution fee may be paid to the selling dealer.

The Class I shares and Class R6 shares do not pay distribution fees.

Notes to Financial Statements

The Funds are not assessed distribution fees on shares owned by NLV Financial Corporation and its affiliates. Where NLV Financial Corporation and its affiliates held an investment for part of or all of the reporting period, this potentially results in overall distribution fees for that share class of less than the maximum limits involved. NLV Financial Corporation and its affiliates held investments for the entire period in the Sentinel Total Return Bond Fund Class R3 and Sentinel Unconstrained Bond Fund Classes A and C.

These asset-based fees, except the service fee component, are subject to aggregate limits imposed by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distributor will not be reimbursed for any un-reimbursed eligible expenses from any other Fund, or in any future year from any of the Funds.

The Distributor also receives a sales charge added to the net asset value received by the Funds on the sale of Class A shares. This compensation is not an expense of the Funds and does not affect their operating results. The Distributor has advised the Funds that it received sales charges aggregating $1,524,797 for the fiscal six months ended May 31, 2017. The Funds have been advised that the total distribution charges retained by the Distributor on the sale of shares amounted to $15,405 after allowances of $252,056 to Equity Services, Inc., a subsidiary of NLV Financial Corporation, and $1,257,336 to other investment dealers. During this same period, the distributor advised the Funds that it received $11,275 in contingent deferred sales charges from certain redemptions of Class A shares, $45,935 in contingent deferred sales charges from redemptions of Class C shares and no contingent deferred sales charges from redemptions of Class I, R3, R6 or S shares.

Each Director who is not an affiliate of SAMI receives an annual fee of $89,000 from the Company. The Lead Independent Director and chairs of the Audit and Governance Committees are each paid an additional annual fee of $8,000. The Fees paid to Directors are generally distributed quarterly on a pro rata basis. Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Certain Directors of the Funds have chosen to have their fees d eferred in accordance with the Funds’ deferred compensation plan. This plan is intended to enable any eligible Director of the Company to forego a portion of current compensation in exchange for the promise by the Company to pay a benefit at a later time as set forth in this plan. These amounts are included in Directors’ and Chief Compliance Officer’s fees and expenses and Deferred compensation expenses on the Statement of Operations and Statement of Assets and Liabilities, respectively.

The Funds’ Chief Compliance Officer also serves as Chief Compliance Officer of Sentinel Variable Products Trust (“SVP”), a series investment company also advised by SAMI, SAMI itself, and the separate accounts of National Life Insurance Company which fund the variable life insurance and annuity products of SVP. Pursuant to an amended and restated agreement as of November 26, 2007, the Funds and SVP pay 50% of the costs incurred by these Chief Compliance Officer functions, including the salary and benefits of the Funds’ Chief Compliance Officer and his administrative assistant, and the other costs incurred by the Chief Compliance Officer. The Funds and SVP allocate their 50% share of these costs in proportion to net assets. Out-of-pocket costs which can be specifically allocated to a particular entity are so allocated.

Directors’ and Chief Compliance Officer’s fees and expenses for the fiscal six months ended May 31, 2017 were $743,100.

Pursuant to a Transfer Agency and Service Agreement between the Company and Boston Financial Data Services, Inc. ("BFDS"), BFDS serves as the transfer agent for the Funds. The Company also has an Amended and Restated Administration Agreement with SASI under which SASI provides a) general administrative services and b) transfer agency administrative and oversight services on behalf of the Company. Under the general administrative services portion of the agreement, the Funds receive administration services and pay SASI a monthly fee at an annual rate of 0.0375% of the first $4 billion of the Company’s aggregate average daily net assets; 0.035% of the next $3 billion of the Company’s aggregate average daily net assets and 0.0325% of the Company’s aggregate average daily net assets in excess of $7 billion. Under the transfer agency administrative and oversight services portion of the agreement, the Funds receive monitoring and oversight of transfer agency vendor services and are responsible for all costs and expenses relating to the individuals designated by SASI to perform such services on behalf of SASI. The number of such individuals to be designated by SASI to perform services is subject to approval by the Board of Directors. The Funds are also responsible for all charges of outside pricing services and other out-of-pocket expenses incurred by SASI in connection with the performance of its duties. The Funds may also reimburse SASI for sub-transfer agency, plan agent and similar fees paid by SASI to other entities that provide services to accounts underlying an omnibus account of record in accordance with policies approved by the Board of Directors.

Fees paid to SASI under the provisions of the Amended and Restated Administration Agreement for the fiscal six months ended May 31, 2017 were $1,346,555.

SAMI has contractually agreed to reimburse certain expenses paid by the Class I shares of each Fund to the extent necessary to prevent the total annual fund operating expense ratios of the Class I shares of each Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the respective Class A shares of the same Fund, where applicable. This agreement will continue through March 31, 2018. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Funds. For the fiscal six months ended May 31, 2017, none of the Funds were required to be reimbursed under this agreement.

SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Sentinel Common Stock Fund Class R6 shares, on an annualized basis, to 0.65% of average daily net assets attributable to Class R6 shares through March 31, 2018. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2017, the total amount reimbursed under this agreement to Sentinel Common Stock Fund Class R6 was $10,355.

SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Sentinel Small Company Fund Class R6 shares, on an annualized basis, to 0.73% of average daily net assets attributable to Class R6 shares through March 31, 2018. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2017, the total amount reimbursed under this agreement to Sentinel Small Company Fund Class R6 was $8,115.

Notes to Financial Statements

SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares of the Sentinel Total Return Bond Fund, on an annualized basis, to 0.89% of average daily net assets attributable to Class A shares until March 31, 2018. The Class C, Class I, Class R3 and Class R6 shares of this Fund also benefitted from this arrangement to the extent SAMI waived its advisory fees to meet this commitment. In addition, the Fund's investment advisor has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R3 shares, on an annualized basis, to 1.19% of average daily net assets attributable to Class R3 shares through March 31, 2018, and to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R6 shares, on an annualized basis, to 0.69% of average daily net assets attributable to Class R6 shares through March 31, 2018. Each of these agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2017, the total amount reimbursed under these agreements to Sentinel Total Return Bond Fund Class A was $25,468, Sentinel Total Return Bond Fund Class R3 was $6,796 and Sentinel Total Return Bond Fund Class R6 was $7,396.

SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Sentinel Unconstrained Bond Fund Class C shares, on an annualized basis, to 2.06% of average daily net assets attributable to Class C shares through March 31, 2018. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2017, no reimbursements were required to Sentinel Unconstrained Bond Fund Class C.

Certain of the fee waiver agreements contain provisions allowing for recoupment of waived fees or expenses reimbursed under certain circumstances. Recoupment of fees waived and expenses reimbursed is limited to the lesser of the applicable expense cap, if any, in effect at the time of the waiver and the applicable expense cap, if any, in effect at the time of recoupment, and any recoupment must occur within three years from the date of the related waiver or reimbursement.

As of May 31, 2017, NLV Financial Corporation and its affiliates held ownership in the Funds as follows:

Approximate %
Sentinel Fund	Ownership
Balanced - I	9.74%
Common Stock – R6	1.97%
International Equity - I	0.33%
Low Duration Bond - I	28.84%
Small Company – R6	2.21%
Sustainable Core Opportunities – I	7.75%
Total Return Bond – R3	100.00%
Total Return Bond – R6	100.00%
Unconstrained Bond – A	90.55%
Unconstrained Bond – C	92.51%
Unconstrained Bond – I	98.67%

(4) Fund Shares:

At May 31, 2017, 2.94 billion shares of one cent par value were authorized as follows:

Class A	Authorized Shares
Balanced	40,000,000
Common Stock	75,000,000
Government Securities	170,000,000
International Equity	20,000,000
Low Duration Bond	200,000,000
Multi-Asset Income	25,000,000
Small Company	300,000,000
Sustainable Core Opportunities	40,000,000
Total Return Bond	50,000,000
Unconstrained Bond	40,000,000
960,000,000
Class C
Balanced	10,000,000
Common Stock	10,000,000
Government Securities	20,000,000
International Equity	10,000,000
Multi-Asset Income	15,000,000
Small Company	50,000,000
Total Return Bond	40,000,000
Unconstrained Bond	40,000,000
195,000,000

Class I	Authorized Shares
Balanced	40,000,000
Common Stock	40,000,000
Government Securities	40,000,000
International Equity	40,000,000
Low Duration Bond	40,000,000
Multi-Asset Income	40,000,000
Small Company	250,000,000
Sustainable Core Opportunities	40,000,000
Total Return Bond	300,000,000
Unconstrained Bond	40,000,000
870,000,000
Class R3
Total Return Bond	40,000,000

Class R6
Common Stock	40,000,000
Small Company	40,000,000
Total Return Bond	40,000,000
120,000,000
Class S
Low Duration Bond	200,000,000

Total Allocated Shares	2,385,000,000

Total Unallocated Shares	555,000,000

Notes to Financial Statements

Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares.

		Shares Issued in
		Reinvestment of		Net Increase
		Dividends and		(Decrease) in
Sentinel Fund	Shares sold	Distributions	Shares Reacquired	Shares Outstanding
Fiscal Six Months Ended May 31, 2017 (Unaudited)
Balanced – A	728,826	170,892	1,261,004	(361,286)
Balanced – C	304,796	20,008	252,468	72,336
Balanced – I	450,845	10,613	185,281	276,177
Common Stock – A	924,108	1,875,462	3,872,841	(1,073,271)
Common Stock – C	176,606	129,143	360,110	(54,361)
Common Stock – I	1,747,345	726,735	2,434,600	39,480
Common Stock – R6	344,680	42,423	259,096	128,007
Government Securities – A	577,080	159,576	2,428,381	(1,691,725)
Government Securities – C	14,297	13,861	537,240	(509,082)
Government Securities – I	596,825	32,718	786,332	(156,789)
International Equity – A	663,423	44,226	992,578	(284,929)
International Equity – C	93,486	-	75,951	17,535
International Equity – I	1,487,314	30,455	673,150	844,619
Low Duration Bond - A	720,446	53,288	2,323,368	(1,549,634)
Low Duration Bond – I	1,109,434	16,351	1,141,530	(15,745)
Low Duration Bond - S	889,324	123,216	5,801,946	(4,789,406)
Multi-Asset Income – A	1,039,052	182,406	2,454,421	(1,232,963)
Multi-Asset Income – C	389,434	124,408	1,862,046	(1,348,204)
Multi-Asset Income – I	1,988,467	103,010	2,259,869	(168,392)
Small Company – A	8,910,309	10,260,092	19,079,129	91,272
Small Company – C	3,579,121	4,154,960	6,204,853	1,529,228
Small Company – I	21,843,121	3,158,901	10,498,446	14,503,576
Small Company – R6	4,077,940	206,789	473,626	3,811,103
Sustainable Core Opportunities – A	188,702	296,032	1,082,917	(598,183)
Sustainable Core Opportunities – I	370,239	19,324	174,979	214,584
Total Return Bond – A	841,141	66,495	4,418,080	(3,510,444)
Total Return Bond – C	47,127	17,836	1,101,247	(1,036,284)
Total Return Bond – I	3,139,347	205,364	15,388,994	(12,044,283)
Total Return Bond – R3	-	709	-	709
Total Return Bond – R6	-	773	-	773
Unconstrained Bond – A	43,523	2,965	82	46,406
Unconstrained Bond – C	5,363	447	9,093	(3,283)
Unconstrained Bond – I	-	13,303	27,952	(14,649)

Notes to Financial Statements

			Shares Issued in
		Shares issued in Fund	Reinvestment of		Net Increase
		Reorganizations	Dividends and		(Decrease) in
Sentinel Fund	Shares sold	(see note 5)	Distributions	Shares Reacquired	Shares Outstanding
Fiscal Year Ended November 30, 2016
Balanced – A	1,565,029	–	714,717	2,065,116	214,630
Balanced – C	674,076	–	83,917	348,665	409,328
Balanced – I	375,707	–	32,255	304,459	103,503
Common Stock – A	2,011,742	–	2,743,659	5,680,117	(924,716)
Common Stock – C	229,138	–	187,505	531,259	(114,616)
Common Stock – I	2,399,401	–	1,261,092	6,597,450	(2,936,957)
Common Stock – R6	519,016	–	42,879	277,504	284,391
Government Securities – A	2,458,054	–	333,249	6,009,143	(3,217,840)
Government Securities – C	206,410	–	30,818	662,910	(425,682)
Government Securities – I	2,117,702	–	80,169	2,696,642	(498,771)
International Equity – A	1,553,659	–	243,606	1,107,176	690,089
International Equity – C	151,705	–	9,255	54,798	106,162
International Equity – I	2,607,571	–	34,334	901,887	1,740,018
Low Duration Bond - A	2,301,935	–	227,761	4,672,752	(2,143,056)
Low Duration Bond – I	604,135	–	95,923	4,188,836	(3,488,778)
Low Duration Bond - S	5,791,345	–	558,086	18,564,883	(12,215,452)
Multi-Asset Income – A	2,647,803	–	935,383	3,154,025	429,161
Multi-Asset Income – C	1,410,297	–	682,264	1,905,183	187,378
Multi-Asset Income – I	3,292,797	–	307,771	1,686,342	1,914,226
Small Company – A	13,503,919	21,750,338*	20,377,103	30,416,453	25,214,907
Small Company – C	3,214,030	3,030,573*	8,091,895	8,674,499	5,661,999
Small Company – I	16,511,503	1,122,267*	5,753,132	14,489,625	8,897,277
Small Company – R6	2,539,283	– *	23,450	189,301	2,373,432
Sustainable Core Opportunities – A	402,241	5,893,856**	324,336	1,446,834	5,173,599
Sustainable Core Opportunities – I	188,554	296,222**	21,956	204,492	302,240
Total Return Bond – A	4,068,123	–	345,735	25,938,355	(21,524,497)
Total Return Bond – C	400,482	–	46,433	1,527,315	(1,080,400)
Total Return Bond – I	12,386,007	–	639,377	31,360,953	(18,335,569)
Total Return Bond – R3	–	–	1,296	–	1,296
Total Return Bond – R6	–	–	1,409	–	1,409
Unconstrained Bond – A	3,630	–	8,233	583	11,280
Unconstrained Bond – C	7,377	–	1,606	9,469	(486)
Unconstrained Bond – I	47,594	–	33,861	3,088	78,367

* Please see note 5 for specific details of the Plan of Reorganization. The reorganization was completed following the close of business on March 30, 2016 by a tax-free exchange of 5,792,669 shares of the Sentinel Mid Cap Fund Class A for 21,750,338 shares of the Sentinel Small Company Fund Class A , a merger conversion ratio of 3.75480448; 746,855 shares of the Sentinel Mid Cap Fund Class C for 3,030,573 shares of the Sentinel Small Company Fund Class C, a merger conversion ratio of 4.05778094; 306,597 shares of the Sentinel Mid Cap Fund Class I for 1,122,267 shares of the Sentinel Small Company Fund Class I, a merger conversion ratio of 3.66039781; and none for the Sentinel Small Company Fund Class R6 because the Sentinel Mid Cap Fund did not offer a comparable share class.

** Please see note 5 for specific details of the Plan of Reorganization. The reorganization was completed following the close of business on March 30, 2016 by a tax-free exchange of 7,459,256 shares of the Sentinel Sustainable Mid Cap Opportunities Fund Class A for 5,893,856 shares of the Sentinel Sustainable Core Opportunities Fund Class A , a merger conversion ratio of 0.79013990; and 357,360 shares of the Sentinel Sustainable Mid Cap Opportunities Fund Class I for 296,222 shares of the Sentinel Sustainable Core Opportunities Fund Class I, a merger conversion ratio of 0.82891798.

From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. The latest Statement of Additional Information has more details about the Fund’s shareholders that own beneficially 5% or more of the voting stock of any class of any Fund or 25% or more of a Fund and is available, without charge, upon request by calling (800) 282-3863 or on-line at www.sentinelinvestments.com.

Notes to Financial Statements

(5) Reorganizations:

Pursuant to a Plan of Reorganization approved by the Board on December 3, 2015, as of the close of business on March 30, 2016, Sentinel Small Company Fund acquired 100% of the voting equity interests, substantially all of the assets and assumed substantially all of the liabilities of Sentinel Mid Cap Fund, a separate series of the Company, in a tax-free reorganization in exchange for shares of the Sentinel Small Company Fund. The primary reason for the transaction was to combine a smaller Fund into a larger Fund with similar investment strategies and policies. For financial reporting purposes, the net assets received and shares issued by the Sentinel Small Company Fund were recorded at fair value; however, the Sentinel Mid Cap Fund’s cost of investments were carried forward to align ongoing reporting of the Sentinel Small Company Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The merger conversion ratios and number of shares are presented in Note (4) and the value of shares issued by the Sentinel Small Company Fund is presented in the Statement of Changes in Net Assets and in the schedule below. Net assets and acquired unrealized appreciation (depreciation) as of the reorganization date were as follows:

				Total
				Net Assets of	Acquired
		Total	Total	Acquiring Fund	Fund Unrealized
Acquiring	Acquired	Net Assets of	Net Assets of	After the	Appreciation/
Fund	Fund	Acquiring Fund	Acquired Fund	Acquisition	(Depreciation)

Sentinel Small Company Fund Class A	Sentinel Mid Cap Fund Class A	$546,804,192	$ 97,558,873	$644,363,065	$ 9,958,785

Sentinel Small Company Fund Class C	Sentinel Mid Cap Fund Class C	97,641,067	8,942,615	106,583,682	(5,233,947)

Sentinel Small Company Fund Class I	Sentinel Mid Cap Fund Class I	209,050,954	5,382,625	214,433,579	7,617,354

Sentinel Small Company Fund Class R6	None	2,116,165	-	2,116,165	-
		$855,612,378	$111,884,113*	$967,496,491	$12,342,192

* The net assets of the Sentinel Mid Cap Fund were primarily comprised of investments with a fair value of $112,084,254 just prior to the reorganization.

The financial statements reflect the operations of the Sentinel Small Company Fund for the period prior to the acquisition and the combined fund for the period subsequent to the acquisition. Assuming the acquisition had been completed on December 1, 2015, the beginning of the fiscal annual reporting period of the Sentinel Small Company Fund, Sentinel Small Company Fund’s pro forma results of operations for the year ended November 30, 2016 would be estimated as follows:

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ (3,621,210)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	95,636,043
Net change in unrealized appreciation (depreciation)	27,441,323
Net increase (decrease) in net assets from operations	$119,456,156

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Sentinel Mid Cap Fund that have been included in the Sentinel Small Company Fund’s statement of operations since March 30, 2016.

Pursuant to a Plan of Reorganization approved by the Board on December 3, 2015, as of the close of business on March 30, 2016, Sentinel Sustainable Core Opportunities Fund acquired 100% of the voting equity interests, substantially all of the assets and assumed substantially all of the liabilities of Sentinel Sustainable Mid Cap Opportunities Fund, a separate series of the Company, in a tax-free reorganization in exchange for shares of the Sentinel Sustainable Core Opportunities Fund. The primary reason for the transaction was to combine a smaller Fund into a larger Fund with similar investment strategies and policies. For financial reporting purposes, the net assets received and shares issued by the Sentinel Sustainable Core Opportunities Fund were recorded at fair value; however, the Sentinel Sustainable Mid Cap Opportunities Fund’s cost of investments were carried forward to align ongoing reporting of the Sentinel Sustainable Core Opportunities Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The merger conversion ratios and number of shares are presented in Note (4) and the value of shares issued by the Sentinel Sustainable Core Opportunities Fund is presented in the Statement of Changes in Net Assets and in the schedule below. Net assets and acquired unrealized appreciation (depreciation) as of the reorganization date were as follows:

				Total
				Net Assets of	Acquired
		Total	Total	Acquiring Fund	Fund Unrealized
Acquiring	Acquired	Net Assets of	Net Assets of	After the	Appreciation/
Fund	Fund	Acquiring Fund	Acquired Fund	Acquisition	(Depreciation)
Sentinel Sustainable Core Opportunities Fund Class A	Sentinel Sustainable Mid Cap Opportunities Fund Class A	$218,441,256	$116,823,960	$335,265,216	$6,526,618

Sentinel Sustainable Core Opportunities Fund Class I	Sentinel Sustainable Mid Cap Opportunities Fund Class I	14,715,877	5,888,166	20,604,043	1,664,519
		$233,157,133	$122,712,126*	$355,869,259	$8,191,137

* The net assets of the Sentinel Sustainable Mid Cap Opportunities Fund were primarily comprised of investments with a fair value of $122,910,546 just prior to the reorganization.

Notes to Financial Statements

The financial statements reflect the operations of the Sentinel Sustainable Core Opportunities Fund for the period prior to the acquisition and the combined fund for the period subsequent to the acquisition. Assuming the acquisition had been completed on December 1, 2015, the beginning of the fiscal annual reporting period of the Sentinel Sustainable Core Opportunities Fund, Sentinel Sustainable Core Opportunities Fund’s pro forma results of operations for the year ended November 30, 2016 would be estimated as follows:

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 2,720,870
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	7,257,185
Net change in unrealized appreciation (depreciation)	10,499,733
Net increase (decrease) in net assets from operations	$20,477,788

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Sentinel Sustainable Mid Cap Opportunities Fund that have been included in the Sentinel Sustainable Core Opportunities Fund’s statement of operations since March 30, 2016.

(6) Investment Transactions:

Purchases and sales of investment securities (excluding short term obligations, forward foreign currency contracts, futures contracts, swaps and written options) for the fiscal six months ended May 31, 2017 were as follows:

	Purchases of Other	Purchases of U.S.	Sales of Other than	Sales of U.S.
	than U.S. Government	Government Direct	U.S. Government	Government Direct
	Direct and Agency	and Agency	Direct and Agency	and Agency
Sentinel Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$7,361,520	$29,468,686	$12,285,449	$32,626,536
Common Stock	101,808,370	–	285,060,176	–
Government Securities	–	38,800,931	–	55,878,389
International Equity	32,792,196	–	28,144,883	–
Low Duration Bond	90,548,389	–	58,777,197	15,178,037
Multi-Asset Income	130,892,770	44,421,551	99,591,821	45,550,866
Small Company	532,082,863	–	508,538,318	–
Sustainable Core Opportunities	24,000,373	–	41,145,448	–
Total Return Bond	101,162,194	67,959,976	122,940,948	93,331,146
Unconstrained Bond	7,240,030	5,579,643	1,513,929	6,084,453

(7) Investment Transactions with Affiliated Investment Companies:

Pursuant to Section 17a-7 of the Investment Company Act of 1940, as amended, purchases and sales of investment securities are permitted among affiliated investment companies for the purposes of executing trades consistent with each Fund’s investment strategies and also minimizing or eliminating trading costs associated with external brokers. Compliance with Section 17a -7 is monitored internally by qualified personnel and reported to the Board at regular intervals. There were no Section 17a-7 purchases and sales for the fiscal six months ended May 31, 2017.

Notes to Financial Statements

(8) Distributions to Shareholders:

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after November 30, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by a Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Pre-enactment losses may be more likely to expire unused since the Act prescribes that post-enactment losses must be utilized first.

At November 30, 2016, the Company had tax basis capital losses which may be used to offset future capital gains as follows:

	Capital Loss
Sentinel Fund	Carry Forward	Expiring on 11/30
Government Securities	$45,630,221	No Expiration (Short-Term)
	12,826,885	No Expiration (Long-Term)
Total	$58,457,106

International Equity	$229,675	No Expiration (Long-Term)

Low Duration Bond	$2,065,072	2017
	16,447,278	2018
	32,731,463	2019
	20,336,624	No Expiration (Short-Term)
	55,664,865	No Expiration (Long-Term)
Total	$127,245,302

Total Return Bond	$6,884,255	No Expiration (Short-Term)
	27,426,941	No Expiration (Long-Term)
Total	$34,311,196

Unconstrained Bond	$126,768	No Expiration (Short-Term)
	204,572	No Expiration (Long-Term)
Total	$331,340

(9) Post Retirement Benefits:

Sentinel Group Funds, Inc. provides certain health care and life insurance benefits to certain of its retirees. The projected obligations for such benefits have been accrued and the total estimated liabilities as of May 31, 2017 included in the line item Accrued expenses on the Statement of Assets and Liabilities are as follows:

Sentinel Fund
Balanced – A	$ 6,791
Common Stock – A	56,114
Government Securities – A	5,826
Small Company – A	5,637

(10) Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(11) Subsequent Events:

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The Board of Directors has approved the acquisition of certain assets related to the Sentinel Funds by Touchstone Advisors, Inc., subject to SEC and shareholder approvals. If approved, the transaction is expected to close on or around October 13, 2017. Please see the latest Prospectus for further details.

On June 7, 2017, the Board of Directors approved the liquidation of the Sentinel Unconstrained Bond Fund. The liquidation is expected to occur on or around August 25, 2017. Please see the latest Prospectus for further details.

Following the close of business on June 30, 2017, John Pelletier resigned from the Board of Directors.

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Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited)

Example

As a shareholder of one or more of the Sentinel Funds, you incur two types of costs:

(1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The example for each share class is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/16 through 05/31/17.

Actual Expenses

The first line of each share class entry in the table beginning on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid from 12/01/16 through 05/31/17” to estimate the expenses you paid on your account during this period.

Certain Account Fees and Minimum Account Size

Certain participant accounts are subject to the following recurring annual fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expenses for the period would be higher. Due to the expense of maintaining accounts with small balances, we reserve the right to liquidate and currently charge an annual maintenance fee of $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months. This fee is deducted automatically from each such shareholder account on a quarterly pro-rated basis.

Miscellaneous Recurring Fees:

Retirement Custodial Accounts:
Annual Custodial Fee per Social Security Number	$15.00
Closeout Fee per Account	$15.00
Transfer of Assets per Transaction	$25.00
Service Fees:
Express Mail Deliveries	$15.00
Federal Funds Wire	$20.00
Bounced check-writing checks	$25.00
Bounced check received for deposit	$25.00
Copy of check-writing check written prior to March 2008	$10.00

Recurring Fees for Services for Employee Benefit Plans

The Sentinel Destinations platform offers participant record keeping services to employer-sponsored retirement plans such as 401(k), pension or profit sharing plans. Plans using the Sentinel Destinations platform will be subject to additional fees for the services provided. Contact your financial advisor or Sentinel Administrative Services, Inc. for more information regarding Sentinel Destinations.

Hypothetical Example for Comparison Purposes

The second line of each share class entry in the table beginning on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a specific Sentinel Fund share class to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As with actual account values and expenses, the hypothetical account values and expenses shown in the table do not reflect any of the recurring fees outlined above. If your account is subject to such fees, then the hypothetical account values at the end of the period shown and the hypothetical expenses paid for the period should be increased before comparing these amounts to the corresponding amounts for other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses

(Unaudited)

Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table.

More detailed expenses data is contained the accompanying Financial Statements and related Notes.

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/16
Sentinel Fund	Fund Class	Description	Percentage	12/01/16	05/31/17	Ratio	through 05/31/17*
Balanced
	A Shares	Actual	8.25	$1,000.00	$1,082.54	1.04	$5.40
		Hypothetical+	1.97	1,000.00	1,019.75	1.04	5.24
	C Shares	Actual	7.83	1,000.00	1,078.32	1.81	9.38
		Hypothetical+	1.59	1,000.00	1,015.91	1.81	9.10
	I Shares	Actual	8.34	1,000.00	1,083.38	0.77	4.00
		Hypothetical+	2.11	1,000.00	1,021.09	0.77	3.88
Common Stock
	A Shares	Actual	11.63	1,000.00	1,116.25	1.03	5.43
		Hypothetical+	1.98	1,000.00	1,019.80	1.03	5.19
	C Shares	Actual	11.17	1,000.00	1,111.67	1.83	9.63
		Hypothetical+	1.58	1,000.00	1,015.81	1.83	9.20
	I Shares	Actual	11.79	1,000.00	1,117.92	0.75	3.96
		Hypothetical+	2.12	1,000.00	1,021.19	0.75	3.78
	R6 Shares	Actual	11.84	1,000.00	1,118.43	0.65	3.43
		Hypothetical+	2.17	1,000.00	1,021.69	0.65	3.28
Government Securities
	A Shares	Actual	1.36	1,000.00	1,013.60	0.94	4.72
		Hypothetical+	2.02	1,000.00	1,020.24	0.94	4.73
	C Shares	Actual	0.94	1,000.00	1,009.42	1.80	9.02
		Hypothetical+	1.60	1,000.00	1,015.96	1.80	9.05
	I Shares	Actual	1.45	1,000.00	1,014.54	0.75	3.77
		Hypothetical+	2.12	1,000.00	1,021.19	0.75	3.78
International Equity
	A Shares	Actual	21.29	1,000.00	1,212.95	1.38	7.61
		Hypothetical+	1.80	1,000.00	1,018.05	1.38	6.94
	C Shares	Actual	20.53	1,000.00	1,205.32	2.60	14.30
		Hypothetical+	1.20	1,000.00	1,011.97	2.60	13.04
	I Shares	Actual	21.47	1,000.00	1,214.71	1.01	5.58
		Hypothetical+	1.99	1,000.00	1,019.90	1.01	5.09
Low Duration Bond
	A Shares	Actual	1.41	1,000.00	1,014.07	1.03	5.17
		Hypothetical+	1.98	1,000.00	1,019.80	1.03	5.19
	I Shares	Actual	1.58	1,000.00	1,015.85	0.68	3.42
		Hypothetical+	2.15	1,000.00	1,021.54	0.68	3.43
	S Shares	Actual	1.36	1,000.00	1,013.57	1.09	5.47
		Hypothetical+	1.95	1,000.00	1,019.50	1.09	5.49

Expenses

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/16
Sentinel Fund	Fund Class	Description	Percentage	12/01/16	05/31/17	Ratio	through 05/31/17*
Multi-Asset Income
	A Shares	Actual	4.69	$1,000.00	$1,046.89	1.07	$5.46
		Hypothetical+	1.96	1,000.00	1,019.60	1.07	5.39
	C Shares	Actual	4.32	1,000.00	1,043.21	1.78	9.07
		Hypothetical+	1.61	1,000.00	1,016.06	1.78	8.95
	I Shares	Actual	4.76	1,000.00	1,047.63	0.84	4.29
		Hypothetical+	2.07	1,000.00	1,020.74	0.84	4.23
Small Company
	A Shares	Actual	6.87	1,000.00	1,068.65	1.20	6.19
		Hypothetical+	1.90	1,000.00	1,018.95	1.20	6.04
	C Shares	Actual	6.63	1,000.00	1,066.31	1.93	9.94
		Hypothetical+	1.53	1,000.00	1,015.31	1.93	9.70
	I Shares	Actual	6.95	1,000.00	1,069.53	0.85	4.39
		Hypothetical+	2.07	1,000.00	1,020.69	0.85	4.28
	R6 Shares	Actual	7.19	1,000.00	1,071.93	0.73	3.77
		Hypothetical+	2.13	1,000.00	1,021.29	0.73	3.68
Sustainable Core Opportunities
	A Shares	Actual	11.23	1,000.00	1,112.30	1.19	6.27
		Hypothetical+	1.90	1,000.00	1,019.00	1.19	5.99
	I Shares	Actual	11.37	1,000.00	1,113.66	0.93	4.90
		Hypothetical+	2.03	1,000.00	1,020.29	0.93	4.68
Total Return Bond
	A Shares	Actual	2.80	1,000.00	1,028.04	0.89	4.50
		Hypothetical+	2.05	1,000.00	1,020.49	0.89	4.48
	C Shares	Actual	2.35	1,000.00	1,023.52	1.82	9.18
		Hypothetical+	1.59	1,000.00	1,015.86	1.82	9.15
	I Shares	Actual	2.87	1,000.00	1,028.71	0.76	3.84
		Hypothetical+	2.11	1,000.00	1,021.14	0.76	3.83
	R3 Shares	Actual	2.88	1,000.00	1,028.85	0.89	4.50
		Hypothetical+	2.05	1,000.00	1,020.49	0.89	4.48
	R6 Shares	Actual	2.99	1,000.00	1,029.92	0.69	3.49
		Hypothetical+	2.15	1,000.00	1,021.49	0.69	3.48
Unconstrained Bond
	A Shares	Actual	1.90	1,000.00	1,018.98	1.24	6.24
		Hypothetical+	1.88	1,000.00	1,018.75	1.24	6.24
	C Shares	Actual	1.60	1,000.00	1,016.02	1.87	9.40
		Hypothetical+	1.56	1,000.00	1,015.61	1.87	9.40
	I Shares	Actual	2.01	1,000.00	1,020.08	1.02	5.14
		Hypothetical+	1.98	1,000.00	1,019.85	1.02	5.14

*Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

+ Hypothetical assumes a 5.00% annual return less expenses for the period.

Directors

As of May 31, 2017, there were eight Directors of Sentinel Group Funds, Inc. Their names and other information about the six independent Directors responsible for the oversight of the ten Funds comprising Sentinel Group Funds, Inc. are set forth below. Information concerning the two affiliated Directors is set forth under “Officers” on the next page. The Statement of Additional Information has additional information about the Fund’s Directors and is available, without charge, upon request by calling (800) 282-3863.

Position and Length
Name, Address, Age	of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships
Gary Dunton (61) National Life Drive Montpelier, VT 05604	Director, since 2013	Dunton Consulting (an insurance industry consulting firm) – Principal, since 2008; MBIA, Inc. – Chairperson, President and Chief Executive Officer, from 2004 to 2008; Sentinel Variable Products Trust (“SVPT”) – Trustee, since 2016	None
Deborah G. Miller (67) National Life Drive Montpelier, VT 05604	Director, since 1995; Governance, Contracts and Nominating Committee Chairperson, from 2009 to 2011	Enterprise Catalyst Group (a management consulting firm) – Chief Executive Officer, since 2003; Ascendent Systems (a voice and messaging systems company) – Chief Executive Officer, from 2005 to 2007; SVPT – Trustee, since 2016	Libby Glass – Director, since 2003; Wittenberg University – Director, since 1998
John Pelletier (53) National Life Drive Montpelier, VT 05604	Director, from 2013 to June 30, 2017	Center for Financial Literacy at Champlain College – Director, since 2010; Sterling Valley Consulting LLC (a financial services consulting firm) – Principal, since 2009; Vermont Financial Literacy Commission – Co-Chairperson, since 2015; Vermont’s Universal Children’s Higher Education Savings Account Program Advisory Committee – Chairperson, since 2015; Eaton Vance Corporation – Chief Legal Officer, from 2007 to 2008; Natixis Global Associates – Chief Operating Officer, from 2004 to 2007; General Counsel, from 1997 to 2004; SVPT – Trustee, from 2016 to June 30, 2017	None
John Raisian, Ph.D. (67) National Life Drive Montpelier, VT 05604	Director, since 1996; Lead Independent Director, since 2013	Hoover Institution at Stanford University – Senior Fellow, since 1986; Director, from 1989 to 2015; SVPT – Trustee and Lead Independent Trustee, since 2016	None
Richard H. Showalter (69) National Life Drive Montpelier, VT 05604	Director, since 2003; Audit, Compliance and Valuation Committee Chairperson, since 2012; Lead Independent Director, from 2005 to 2012	Dartmouth-Hitchcock – Senior Vice President and Treasurer, from 2007 to 2010; Dartmouth-Hitchcock Medical Center – Treasurer, from 1995 to 2010; Dartmouth-Hitchcock Alliance – Senior Vice President and Chief Financial Officer, from 1985 to 2008; Mary Hitchcock Memorial Hospital-Senior Vice President and Chief Financial Officer, from 1985 to 2007; Dartmouth-Hitchcock Clinic - Senior Vice President and Chief Financial Officer, from 1999 to 2007; SVPT – Trustee and Audit, Compliance and Valuation Committee Chairperson, since 2016	None
Angela E. Vallot (60) National Life Drive Montpelier, VT 05604	Director, since 1996; Governance, Contracts and Nominating Committee Chairperson, since 2013 and from 2004 to 2009	VallotKarp Consulting (a diversity and inclusion consulting firm) – President, since 2004; Colgate-Palmolive Company (a consumer products company) – Vice President, from 2001 to 2003; Texaco, Inc. (an integrated energy company) – Director of Diversity, from 1997 to 2001; SVPT – Trustee and Governance, Contracts and Nominating Committee Chairperson, since 2016	None

Officers

The names of and other information relating to the Directors who are officers and “interested persons” of the Funds as defined in the 1940 Act, as amended, and to the other officers of the Funds is set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Mehran Assadi (58)** National Life Drive Montpelier, VT 05604	Director and Chairperson, since 2015	National Life Holding Company (a mutual insurance company) and National Life Insurance Company (“National Life”) – President and Chief Executive Officer, since 2009; President – Life and Annuity, from 2005 to 2009; Interim Chief Information Officer, from 2003 to 2005; NLV Financial Corporation - President and Chief Executive Officer, since 2009; Executive Vice President, from 2008 to 2009; SVPT – Trustee and Chairperson, since 2009	None
Thomas H. Brownell (57)** National Life Drive Montpelier, VT 05604	Director, since 2015; President and Chief Executive Officer, since 2013	National Life – Executive Vice President, since 2013; Executive Vice President and Chief Investment Officer, from 2013 to 2016; Senior Vice President and Chief Investment Officer, from 2005 to 2013; Sentinel Asset Management, Inc. (“Advisor”) – President and Chief Executive Officer, since 2013; SVPT – Trustee, since 2016; President, since 2013	None
Gregory D. Teese (50) National Life Drive Montpelier, VT 05604	Chief Compliance Officer, since 2016	Advisor; National Variable Annuity Account II; National Variable Life Insurance Account – Chief Compliance Officer, since 2016; SVPT – Chief Compliance Officer, since 2016; Sentinel Financial Services Company(“SFSC”) – Chief Compliance Officer, since 2004; Vice President, since 1997; Equity Services, Inc. – Chief Compliance Officer, since 2004; Senior Vice President, since June 2009	N/A
Lisa F. Muller (50) National Life Drive Montpelier, VT 05604	Secretary, since 2008	SASI – President, Chief Executive Officer and Senior Counsel, since 2015; Advisor – Senior Counsel and Chief Operating Officer, since 2015; SFSC – Senior Counsel, since 2011; Counsel, from 2008 to 2011; National Life; Advisor; SASI – Senior Counsel, from 2011 to 2015; Counsel, from 2008 to 2011; SVPT – Secretary, since 2008; State of Vermont, Department of Banking and Insurance – Assistant General Counsel, from 2006 to 2008; Davis, Polk and Wardwell – Associate, from 2005 to 2006 and from 1999 to 2002; U.S. District Court N.D. Illinois – Law Clerk, from 2002 to 2004	N/A
John K. Landy (57) National Life Drive Montpelier, VT 05604	Vice President, since 2002	SASI – Senior Vice President, since 2006; SVPT – Vice President, since 2004; SASC – Senior Vice President, from 2004 to 2006; Vice President, from 1997 to 2004	N/A
Philip G. Partridge, Jr. (41) National Life Drive Montpelier, VT 05604	Chief Financial Officer, since 2014	Advisor – Vice President, since 2015; Chief Financial Officer, since 2014; SFSC – Vice President and Chief Financial Officer, since 2015; Vice President and Assistant Treasurer, from 2006 to 2015; Sentinel Administrative Services, Inc. (“SASI”) – Vice President and Chief Financial Officer, since 2015; SVPT – Vice President and Treasurer, since June 2016	N/A
Thomas P. Malone (61) National Life Drive Montpelier, VT 05604	Vice President and Treasurer, since 1997	SASI– Vice President, since 2006; SVPT – Assistant Vice President and Assistant Treasurer, since June 2016; Vice President and Treasurer, from 2000 to June 2016; SASC – Vice President, from 1998 to 2006	N/A
Scott G. Wheeler (52) National Life Drive Montpelier, VT 05604	Assistant Vice President and Assistant Treasurer, since 1998	SASI – Vice President, since 2007; Assistant Vice President, from 2006 to 2007; SVPT – Assistant Vice President and Assistant Treasurer, from 2004 to June 2016; SASC – Assistant Vice President, from 1998 to 2006	N/A
Lindsay E. Staples (35) National Life Drive Montpelier, VT 05604	Assistant Secretary, since 2010 and from 2007 to 2009	National Life – Senior Securities Paralegal, since 2010; SVPT – Assistant Secretary, since 2010 and from 2007 to 2009; National Life – Senior Compliance Associate, from 2009 to 2010; National Life – Securities Paralegal, from 2007 to 2009; Holman Immigration – Paralegal, from 2006 to 2007; Wilmer Cutler Pickering Hale and Dorr – Paralegal, from 2004 to 2006	N/A

*	Each Officer is elected by, and serves at the pleasure of, the Board of the Funds.

**	Mr. Assadi is an “interested person” of the Funds because he is the President and Chief Executive Officer of the Advisor’s parent company and Mr. Brownell is an “interested person” of the Funds because he is the President and Chief Executive Officer of the Advisor.

Investment Advisor

Sentinel Asset Management, Inc.

Principal Underwriter

Sentinel Financial Services Company

Counsel

Sidley Austin LLP

Custodian and Dividend Paying Agent

State Street Bank & Trust Company -

Kansas City

Transfer Agent and Shareholder Servicing Agent

Boston Financial Data Services, Inc.

Administrator

Sentinel Administrative Services, Inc.

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge on-line at www.sentinelinvestments.com and at www.sec.gov, or by calling 1-800-282-FUND (3863).

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

Privacy Notice To Our Customers

This notice is for your information and no response is required.

Sentinel Companies Privacy Policy:

Maintaining the privacy of the information you share with us in the process of doing business with the Sentinel Companies is extremely important to us. When you purchase a product or service from one of the Sentinel Companies, you enter into a relationship that is buit upon—and largely dependent upon—mutual trust. We want to assure you that we strive to conduct business in ways that are always worthy of that trust. Maintenance of our privacy practices and policies is a critical component of that resolve and we want you to know that we are committed to maintaining the highest level of confidentiality with all the information we receive from you.

How and Why We Obtain Personal Information:

In the conduct of our business with you, we often need to collect what is known as “nonpublic personal information.” This is information about you that we obtain in connection with providing a financial product or service to you. The Sentinel Companies may collect nonpublic personal information about you from:

•	Applications or other forms, with information such as name, address, Social Security number, assets and income, employment status, birth date;

•	Your transactions with us, our affiliates, or with others, such as account activity, payment history and products and service purchased;

•	Visits to our website, including information from on-line forms and on-line information collecting devices commonly called “cookies”.

We or our representatives may also ask you for additional financial information in order to determine which products and services best meet your financial goals.

How We Protect Information:

We maintain strong safeguards to protect the information you have shared with us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. All employees are required to comply with our established confidentiality procedures and policies.

We consider any nonpublic personal information that is provided to any representative of the Sentinel Companies in the course of a business transaction as being completely confidential.

We may also disclose all of the information described above to our affiliates in order to conduct business, such as providing service, account maintenance or information about other products and services offered by our affiliates. Our affiliates may include insurance companies, broker-dealers, investment advisors, investment companies, registered representatives, trust companies, insurance agent and brokers.

In addition, we may disclose all of the information above to third parties with which we contract for services, as permitted by law. We will contractually require these third parties to protect your information. Examples of these organizations include the following:

•	Third parties that administer and support our products and services (such as third party administrators, printing companies, system vendors, consultants);

•	Financial service entities (such as broker-dealers, insurance agents and brokers, banks, investment companies, registered representatives, investment advisors or companies that perform marketing services on behalf or our affiliates behalf).

We may disclose all of the information above under certain circumstances to government agencies and law enforcement officials (for examples, to help us prevent fraud or as may be required by law).

Our Commitment to Confidentiality:

We will not sell nonpublic personal information about you, our customers - or our former customers-nor will we disclose it to anyone, unless we have previously informed you in disclosures or agreements, have been authorized by you, or are permitted to do so by law. We restrict access to nonpublic personal information to those employees and associates who need that information in order to provide products or services to you.

If you decide to close your accounts or become an inactive customer, we will continue to adhere to the privacy policies and practices described in this notice.

The Sentinel Companies have a long history of dealing with confidential information in ways that are designed to assure your privacy. We are committed to consistently maintaining the highest standards for protecting the information you share with us, and ensuring the privacy of all our customers.

* This Privacy Notice applies to all of the accounts held or serviced by the following companies:

The Sentinel Funds

Sentinel Financial Services Company

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, Member FINRA, One National Life Drive, Montpelier, VT 05604, 800-282-FUND

www.sentinelinvestments.com

65507 MK7782(1011)

One National Life Drive, Montpelier, VT 05604

Sentinel is headquartered above the noise of Wall Street, in Montpelier, Vermont.

We are an integral part of National Life Group, a mutually-held family of financial service companies with roots dating back to 1848.

Sentinel’s range of actively managed mutual funds are designed to find attractive returns through the combination of quantitative analysis and deep fundamental research.

Learn more about Sentinel:

800.282.FUND

www.sentinelinvestments.com
@sentinelinvest

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

This report is authorized for distribution to prospective investors only when preceded by an effective Prospectus.

Consider a fund’s objectives, risks, charges and expenses carefully before investing. Summary and full prospectuses containing this and other information are available from your financial advisor or www.sentinelinvestments.com. Please read them carefully before you invest.

National Life Group® is a trade name of National Life Insurance Company, founded in Montpelier, VT in 1848 and its affiliates.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc.

Sentinel Funds are distributed by Sentinel Financial Services Company, Member FINRA, One National Life Drive, Montpelier, VT 05604, 800-282-FUND, www.sentinelinvestments.com

43604 SF0105(0717)

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By:	/s/ Thomas H. Brownell
Thomas H. Brownell,
President & Chief Executive Officer

Date: August 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Brownell
Thomas H. Brownell,
President & Chief Executive Officer

Date: August 3, 2017

By:	/s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.
Chief Financial Officer

Date: August 3, 2017